UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Peter V. Bonanno, Esq.	Copies to:
Goldman, Sachs & Co.	Geoffrey R.T. Kenyon, Esq.
200 West Street	Dechert LLP
New York, New York 10282	200 Clarendon Street
27th Floor Boston, MA 02116-5021

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: August 31

Date of reporting period: February 29, 2012

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Goldman Sachs Funds

Semi-Annual Report	February 29, 2012

Financial Square Funds
Federal
Government
Money Market
Prime Obligations
Tax-Exempt California
Tax-Exempt New York
Tax-Free Money Market
Treasury Instruments
Treasury Obligations

Goldman Sachs Financial Square Funds

■	FEDERAL FUND

■	GOVERNMENT FUND

■	MONEY MARKET FUND

■	PRIME OBLIGATIONS FUND

■	TAX-EXEMPT CALIFORNIA FUND

■	TAX-EXEMPT NEW YORK FUND

■	TAX-FREE MONEY MARKET FUND

■	TREASURY INSTRUMENTS FUND

■	TREASURY OBLIGATIONS FUND

TABLE OF CONTENTS

Principal Investment Strategies and Risks	1

Market Review	2

Portfolio Results	5

Yield Summary	9

Sector Allocations	10

Schedules of Investments	12

Financial Statements	56

Financial Highlights	64

Notes to Financial Statements	82

Other Information	102

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Principal Investment Strategies and Risks

Taxable Funds The Prime Obligations, Money Market, Treasury Obligations, Treasury Instruments, Federal and Government Funds seek to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments. The Prime Obligations and Money Market Funds pursue their investment objectives by investing in U.S. Government Securities (as defined in the Funds’ Prospectuses), obligations of U.S. banks, commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities and repurchase agreements. The Money Market Fund may also invest in U.S. dollar-denominated obligations of foreign banks, foreign companies and foreign governments. The Treasury Obligations Fund pursues its investment objective by investing only in securities issued or guaranteed by the U.S. Treasury and repurchase agreements relating to such securities. The Government Fund pursues its investment objective by investing, directly or indirectly, only in U.S. Government Securities and repurchase agreements relating to such securities. The Treasury Instruments and Federal Funds pursue their investment objectives by limiting their investments only to U.S. Treasury Obligations (as defined in the Funds’ Prospectuses) and U.S. Government Securities, respectively, the interest from which is generally exempt from state income taxation. You should consult your tax adviser to determine whether distributions from the Treasury Instruments and Federal Funds (and any other Fund that may hold such obligations) derived from interest on such obligations are exempt from state income taxation in your own state. In order to obtain a rating from a rating organization, the Prime Obligations, Money Market, Treasury Instruments, Treasury Obligations, Government and Federal Funds may be subject to additional investment restrictions.

Tax-Exempt Funds The Tax-Free Money Market Fund seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments. The Tax-Exempt California and Tax-Exempt New York Funds seek to provide shareholders, to the extent consistent with preservation of capital and prescribed portfolio standards, with a high level of income exempt from federal income tax by investing primarily in municipal obligations. In addition, the Tax-Exempt California and Tax-Exempt New York Funds seek to provide shareholders with income exempt from California personal income tax and New York State and New York City personal income taxes, respectively, by investing in obligations the interest on which is exempt from those taxes. The Tax-Free Money Market, Tax-Exempt California and Tax-Exempt New York Funds pursue their investment objectives by investing in securities issued by or on behalf of states, territories, and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which, if any, is in the opinion of bond counsel excluded from gross income for federal income tax purposes, and generally not an item of tax preference under the federal alternative minimum tax. In order to obtain a rating from a rating organization, the Tax-Free Money Market Fund may be subject to additional investment restrictions.

An investment in a Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

MARKET REVIEW

Goldman Sachs Financial Square Funds

Economic and Market Review

U.S. economic growth gradually improved during the six months that ended February 29, 2012 (the “Reporting Period”). Yields in the money markets remained at low levels throughout the Reporting Period.

When the Reporting Period began in September, U.S. economic data was discouraging. August non-farm payroll employment, which was reported in September, showed that no new jobs had been created — the worst result in almost a year. According to the Conference Board, consumer confidence was weak. Though consumer price inflation remained moderate, it ticked up slightly. The Institute for Supply Management (ISM) manufacturing index edged lower but remained in expansionary territory.

Disappointing economic data and uncertainty about the European financial crisis contributed to strong demand for high quality, short-term asset securities. Indeed, demand overwhelmed supply, and the imbalance caused the money market yield curve to flatten, with some U.S. Treasury securities offering negative to 0.0% yields out to early 2012.

The September meeting of the Federal Reserve (the “Fed”) proved marginally positive for money market investors, as the interest on excess reserve (IOER) rate was not cut, and the Fed chose to engage in a $400 billion program, dubbed “Operation Twist.” (The IOER rate is the rate of interest the Fed pays banks on the reserves they hold with the Federal Reserve System.) “Operation Twist” is a plan wherein the Fed extends the maturity of its Treasury security holdings with the goal of lowering longer-term interest rates and thereby spurring spending and investment. The program was also expected to ultimately provide meaningful supply to the short-term end of the U.S. Treasury yield curve. The three-month LIBOR held steady, largely because the market had already priced in quantitative easing. (LIBOR, or London Interbank Offered Rates, are floating interest rates that are widely used as reference rates in bank, corporate and government lending agreements.)

In mid-October, the Fed reported that national economic activity “on balance, continued to rise, albeit at a modest pace,” between September to early October. The data showed expanding manufacturing activity, with production and new orders rising. Consumer spending picked up slightly, though expenditures remained focused on necessities. Labor market data continued to lack a convincing trend of improvement.

In November, U.S. manufacturing activity jumped and unemployment dropped from 9% to 8.6%. Near the end of the month, the Congressional Joint Select Committee on Deficit Reduction failed to reach agreement on at least $1.5 trillion of spending cuts. Meanwhile, the world’s major central banks collaborated to reduce the cost of dollar loans to 50 basis points over the overnight indexed swap (OIS) rate and the excess margin requirement was cut to 12% from 20%. (A basis point is 1/100th of a percentage point. An overnight indexed swap is an interest rate swap involving the overnight rate being exchanged for some fixed interest rate. Generally short term, the interest of the overnight rate portion of the swap is compounded and paid at maturity. The excess margin requirement is the cash or eligible securities that one must deposit in a margin account over and above the minimum maintenance requirement, as regulated by the Fed. The excess margin is available to be used as collateral for margin loans, or it may be withdrawn and used for any other purpose.) Riskier asset classes rallied strongly after the announcement of the reduced funding costs.

MARKET REVIEW

During the fourth calendar quarter, third quarter 2011 U.S. Gross Domestic Product (“GDP”) was revised downward to an annualized rate of 1.8%. However, subsequent economic data indicated a pickup in activity in the final three months of the calendar year, as manufacturing accelerated and the unemployment rate fell to 8.5%, and fourth quarter GDP increased at an annualized rate of 3%.

In January, U.S. manufacturing activity expanded faster, as reflected in the then-latest purchasing managers index (PMI) report and a much stronger than anticipated nonfarm payrolls report. In fact, January’s report tallied 243,000 new jobs, previous months’ gains were revised up, and the unemployment rate slid to a three-year low of 8.3%. Nevertheless, the Fed emphasized the risks to economic growth and pushed the likely timing for a rate hike out to late 2014. The Fed also released a new set of charts showing the full range of its projections for the targeted federal funds rate, alongside forecast ranges for GDP growth, unemployment and inflation. In addition, the Fed set a longer-term inflation target of 2%. Investor risk appetite increased during January, helping to pull credit spreads, or yield differentials, tighter and drive down interbank lending rates. At the same time, general collateral rates and yields on high quality assets were pushed higher by a combination of investment outflows from money market funds, a shift into riskier assets and continued increases in the supply of U.S. Treasury securities.

Despite positive economic surprises, U.S. Treasury yields rose marginally in February. Money market interest rates experienced strong upward pressure in mid-February as a result of large U.S. Treasury settlements. The large amount of supply lifted repurchase agreements (or “repo”) levels and seemed likely to support yields on short-dated U.S. Treasury and agency securities at least over the short term. However, the Fed’s stimulative monetary policy continued to anchor short-term yields, and though the U.S. central bank has given little encouragement, the markets continued to reflect moderate expectations for more quantitative easing. Adding to downward pressure on yields were doubts about whether Greece would secure further bailout funds and concerns about the potential downgrade by Moody’s Investors Service of its ratings for 17 global investment banks.

The combination of all these factors kept both taxable and tax-exempt money market yields low throughout the Reporting Period.

Looking Ahead

We expect slower global economic growth in 2012 with a wide disparity between developed and emerging economies. For money market strategies in particular, the European financial crisis has been a game-changer. Doubts about the solvency of troubled peripheral European countries and the expectation of contagion to larger European bond markets have made some government sectors too risky for investors focused on liquidity and capital preservation. They have generally shifted more of their assets into the government markets with the strongest credit ratings, driving yields close to or below zero for maturities up to a year. In short, the investible universe has become more limited: government money market funds have struggled to find viable investments with a positive yield, a situation that we do not see changing soon.

MARKET REVIEW

U.S. economic growth has ebbed and flowed since the 2008 financial crisis. We have not yet seen a sustainable pattern that would convince us that the economy is in a “typical” recovery. In our opinion, a typical recovery is one in which the economy grows above trend long enough to start reducing the output gap. The economic recovery of the last three years has not generated such growth, plus it has experienced numerous setbacks. It is unclear to us what impetus would reaccelerate economic growth. Consequently, we think the risk of recession may have increased significantly. In our view, modest economic growth is now probably the best-case scenario.

At the same time, volatility has declined, largely because the Fed has committed to holding rates at low levels for an extended period, making that commitment even more explicit by stating that it expects to hold the targeted federal funds rate near zero until 2014. While the Fed’s commitment is somewhat conditional, we find it hard to envisage a need for a rate increase in the next year. That said, with short-term interest rates so low, we think the risk is skewed significantly toward higher rates. On the one hand, additional U.S. credit downgrades or events such as the U.S. debt ceiling debate could put additional downward pressure on interest rates. However, conversely, concern about U.S. credit quality could potentially outweigh the safe-haven appeal of U.S. Treasuries, pushing interest rates higher. In our opinion, neither of these scenarios is to be expected. Still, though we consider it unlikely, the market could reach an inflection point where concerns about U.S. credit quality begin to outweigh the safe-haven demand for Treasuries and interest rates begin to rise.

PORTFOLIO RESULTS

Goldman Sachs Financial Square Funds

Portfolio Management Discussion and Analysis

Below, the Goldman Sachs Money Market Portfolio Management Team discusses the Goldman Sachs Financial Square Funds’ (the “Funds”) performance and positioning for the six-month period ended February 29, 2012 (the “Reporting Period”).

Q	What key factors were responsible for the performance of the Funds during the Reporting Period?

A	The Funds’ yields remained low during the Reporting Period due primarily to the market factors discussed in the Market Review. With the targeted federal funds rate near zero throughout the Reporting Period, money market yields were anchored near the same level with little difference between maturities. Because the yield curve, or spectrum of maturities, was extremely flat, we saw little value in extending further out the curve. Instead, we focused on remaining liquid and short in duration so as to be more nimble to take advantage should yields begin to increase and risk premia be priced in accordingly. That said, we seek to manage the Funds consistently regardless of the interest rate environment. Our investment approach has always been tri-fold: seek preservation of capital, daily liquidity and maximization of yield potential. We manage interest, liquidity and credit risk daily. Whether interest rates are historically low, high or in-between, we intend to continue to use our actively managed approach to provide the best possible return within the framework of our Funds’ guidelines and objectives.

Q	How were the taxable Funds invested?

A	Collectively, the taxable Funds had investments in commercial paper, asset-backed commercial paper, Treasury securities, government agency securities, repurchase agreements (“repos”), government guaranteed paper and certificates of deposit during the Reporting Period.

Overall, we used a barbelled strategy in managing the taxable Funds’ duration, wherein we invested primarily in securities with one- to three-month maturities and in overnight repurchase agreements. In addition, we took advantage of opportunities at the longer end of the yield curve by purchasing longer-dated agency securities.

Q	How were the tax-exempt Funds invested?

A	Collectively, the tax-exempt Funds had investments in variable rate demand notes (“VRDNs”), tax-exempt commercial paper, tax anticipation notes, general obligation bonds, revenue bonds and municipal put bonds during the Reporting Period.

At the beginning of the Reporting Period, the tax-exempt yield curve, or spectrum of maturities, flattened. Non-traditional buyers found tax-exempt VRDNs attractive as repurchase agreements, which are taxable securities, were in short supply. With the yield on high quality one-year municipal securities between 0.25% and 0.28%, we had little incentive to extend the weighted average maturity of the tax-exempt Funds. In November, amid continued uncertainty about Europe’s financial problems, demand for high quality tax-exempt paper was strong.

During December, the SIFMA Municipal Swap Index, an index of seven-day VRDNs, fell to 0.10% as the market anticipated robust demand by those seeking to reinvest January 1st coupon payments and the proceeds of maturing securities. Although the tax-exempt yield curve remained relatively flat, we selectively extended the weighted average maturity of the tax-exempt Funds by purchasing high quality state general obligation (GO) bonds with serial maturity dates.

In January, after reaching an all-time low of seven basis points (a basis point is 1/100th of a percentage point), the SIFMA Municipal Swap Index increased to eight basis points. While demand slowed marginally, it remained strong for high quality one-year tax-exempt securities. We continued to invest in high quality state GO paper. In February, demand for tax-exempt securities remained solid and more supply was available. The SIFMA Municipal Swap Index rose to 16 basis points. Investors generally avoided tax-exempt securities backed by certain financial institutions as they sought to mitigate the risk of potential bank downgrades.

PORTFOLIO RESULTS

Q	How did you manage the taxable Funds’ weighted average maturities during the Reporting Period?

A	We maintained the taxable Funds’ weighted average maturity at between 15 days and 40 days at the beginning of the Reporting Period, primarily because the yield curve was extremely flat, and we believed the European sovereign debt crisis would continue to be a source of uncertainty. The weighted average maturity of a money market fund is a measure of its price sensitivity to changes in interest rates.

In October, based on our expectation that the yield curve would continue to flatten, we extended the taxable Funds’ weighted average maturities to between 45 days and 50 days. In November, with the yield curve remaining very flat, the Funds’ weighted average maturities were between 35 days and 60 days. In December, the Funds’ weighted average maturities were in a range between 40 days and 60 days, largely because we believed the U.S. fixed income market would remain for some time a safe haven from the turmoil in Europe. We also purchased in December some longer-dated government agency securities. At year-end 2011, we reinvested the proceeds of maturing securities into select repurchase agreements and time deposits. In January and February, the Funds’ weighted average maturities remained short in a range of between 40 days and 50 days.

Q	How did you manage the tax-exempt Funds’ weighted average maturities during the Reporting Period?

A	During the Reporting Period, because the tax-exempt yield curve was relatively flat, we generally maintained the tax-exempt Funds’ weighted average maturities between 20 days and 30 days.

Q	How did you manage the taxable and tax-exempt Funds’ weighted average life during the Reporting Period?

A	During the Reporting Period, we managed the weighted average life of all the taxable and tax-exempt Funds below 120 days. The weighted average life of a money market fund is a measure of a money market fund’s price sensitivity to changes in liquidity and/or credit risk.

Q	Did you make any changes to the Funds’ portfolios during the Reporting Period?

A	As mentioned earlier, we made adjustments to the Funds’ weighted average maturities based on then-current market conditions, our near-term view and anticipated and actual Fed monetary policy statements.

Q	What is the Funds’ tactical view and strategy for the months ahead?

A	We do not believe there is value in sacrificing liquidity or quality in exchange for opportunities that only modestly increase yield potential, and so we expect to keep the Funds conservatively positioned as we continue to focus on preservation of capital and daily liquidity. As always, we will continue to use our actively managed approach to seek the best possible return within the framework of the Funds’ investment guidelines and objectives. In addition, we will continue to manage interest, liquidity and credit risk daily. We will also continue to closely monitor economic data, Fed policy and any shifts in the money market yield curve, as we strive to strategically navigate the interest rate environment.

FUND BASICS

Financial Square Funds
as of February 29, 2012

PERFORMANCE REVIEW[1]

	Fund Total Return (based on NAV)[2]	iMoneynet Institutional
September 1, 2011–February 29, 2012	FST Shares	Average[3]

Federal	0.00%	0.01	%(4)
Government	0.01	0.01	(4)
Money Market	0.08	0.05	(5)
Prime Obligations	0.05	0.05	(5)
Tax-Exempt California	0.01	0.05	(6)
Tax-Exempt New York	0.01	0.05	(6)
Tax-Free Money Market	0.01	0.02	(7)
Treasury Instruments	0.00	0.00	(8)
Treasury Obligations	0.00	0.01	(9)

[1]	Each of the Government, Treasury Obligations, Money Market, Treasury Instruments, Federal and Tax-Free Money Market Funds offers nine separate classes of shares (FST, Select, Preferred, Capital, Administration, Service, Cash Management, Premier and Resource), each of the Tax-Exempt California and Tax-Exempt New York Funds offers four separate classes of shares (FST, Administration, Service and Cash Management), and the Prime Obligations Fund offers eleven separate classes of shares (FST, Select, Preferred, Capital, Administration, Service, Cash Management, Premier, Resource, Class B and Class C), each of which is subject to different fees and expenses that affect performance and entitles shareholders to different services. The FST Shares do not have distribution (12b-1), administration or shareholder service fees. The Select, Preferred, Capital, Administration, Service, Cash Management, Premier, Resource, Class B and Class C Shares offer financial institutions the opportunity to receive fees for providing certain distribution (12b-1), administrative support and/or shareholder services (as applicable). As an annualized percentage of average daily net assets, these share classes pay combined distribution (12b-1), administration and/or shareholder service fees (as applicable) at the following contractual rates: the Select Shares pay 0.03%, Preferred Shares pay 0.10%, Capital Shares pay 0.15%, Administration Shares (for Tax- Exempt California and Tax-Exempt New York Funds) pay 0.15%, Administration Shares (for all other Funds) pay 0.25%, Service Shares (for Tax-Exempt California and Tax-Exempt New York Funds) pay 0.40%, Service Shares (for all other Funds) pay 0.50%, Cash Management Shares (for Tax-Exempt California and Tax-Exempt New York Funds) pay 1.00%, Cash Management Shares (for all other Funds) pay 0.80%, Premier Shares pay 0.35%, Resource Shares pay 0.65%, and Class B and Class C Shares each pay 1.00%.

If these fees were reflected in the above performance, performance would have been reduced.
An investment in any of the Financial Square Funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

[2]	The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. A Fund’s performance reflects the reinvestment of dividends and other distributions. A Fund’s performance does not reflect the deduction of any applicable sales charges.

[3]	Source: iMoneyNet, Inc. February 2012

[4]	Government & Agencies Institutional – Category includes the most broadly based of the government institutional funds. These funds may invest in U.S. treasuries, U.S. agencies, repurchase agreements, or government-backed floating rate notes.

[5]	First Tier Institutional – Category includes only non-government institutional funds that also are not holding any second tier securities. Portfolio holdings of First Tier funds include U.S. Treasury, U.S. other, repurchase agreements, time deposits, domestic bank obligations, foreign bank obligations, first tier commercial paper, floating rate notes, and asset-backed commercial paper.

[6]	Tax-Free State-Specific – Category includes all retail and institutional State-Specific money funds. Portfolio holdings of tax-free funds include rated and unrated demand notes, rated and unrated general market notes, commercial paper, put bonds — 6 months & less, put bonds — over 6 months, AMT paper, and other tax-free holdings.

[7]	Tax-Free National – Category includes all retail and institutional national tax-free and municipal money funds. Portfolio holdings of tax-free funds include rated and unrated demand notes, rated and unrated general market notes, commercial paper, put bonds — 6 months & less, put bonds — over 6 months, AMT paper, and other tax-free holdings.

[8]	Treasury Institutional – Category includes only institutional government funds that hold 100 percent in U.S. Treasuries.

[9]	Treasury & Repo Institutional – Category includes only institutional government funds that hold U.S. Treasuries and repurchase agreements backed by the U.S. Treasury.

The returns represent past performance. Past performance does not guarantee future results. The Funds’ investment returns will fluctuate. Current performance may be lower or higher than the performance quoted above. Please visit our website at www.goldmansachsfunds.com to obtain the most recent month-end returns. Performance reflects fee waivers and expense limitations in effect. In their absence, performance would be reduced.

FUND BASICS

STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS[1,10]

	SEC
	7-Day
For the period ended	Current		Five		Since
12/31/11	Yield[11]	One Year	Years	Ten Years	Inception	Inception Date

Federal	0.01%	0.01%	1.55%	1.94%	3.01%	2/28/97
Government	0.01	0.02	1.59	1.99	3.42	4/6/93
Money Market	0.19	0.13	1.71	2.07	3.52	5/18/94
Prime Obligations	0.11	0.08	1.68	2.05	3.80	3/8/90
Tax-Exempt California	0.01	0.01	0.97	1.22	2.42	10/4/88
Tax-Exempt New York	0.01	0.01	1.00	1.24	2.14	2/15/91
Tax-Free Money Market	0.01	0.05	1.20	1.48	2.30	7/19/94
Treasury Instruments	0.00	0.01	1.22	1.71	2.74	3/3/97
Treasury Obligations	0.01	0.01	1.31	1.81	3.58	4/25/90

[10]	Standardized Average Annual Total Returns are average annual total returns of FST Shares as of the most recent calendar quarter-end. They assume reinvestment of all distributions at net asset value.

Because FST Shares do not involve a sales charge, such a charge is not applied to their Standardized Average Annual Total Returns.

The returns represent past performance. Past performance does not guarantee future results. The Funds’ investment returns will fluctuate. Current performance may be lower or higher than the performance quoted above. Please visit our website at www.goldmansachsfunds.com to obtain the most recent month-end returns. Performance reflects fee waivers and expense limitations in effect. In their absence, performance would be reduced.

[11]	The SEC 7-Day Current Yield figures are as of 12/31/11 and are calculated in accordance with securities industry regulations and do not include net capital gains. SEC 7-Day Current Yield may differ slightly from the actual distribution rate of a given Fund because of the exclusion of distributed capital gains, which are non-recurring. The SEC 7-Day Current Yield more closely reflects a Fund’s current earnings than do the Standardized Average Annual Total Return figures.

YIELD SUMMARY

SUMMARY OF THE FST SHARES[1] AS OF 2/29/12

					Weighted
	7-Day	SEC 7-Day	SEC 7-Day	30-Day	Avg.	Weighted
	Dist.	Current	Effective	Average	Maturity	Avg. Life
Funds	Yield[12]	Yield[13]	Yield[13]	Yield[14]	(days)[15]	(days)[16]

Federal	0.01%	0.01%	0.01%	0.01%	47	89
Government	0.01	0.01	0.01	0.01	49	89
Money Market	0.19	0.19	0.19	0.20	47	90
Prime Obligations	0.11	0.11	0.11	0.13	47	88
Tax-Exempt California	0.01	0.01	0.01	0.01	19	19
Tax-Exempt New York	0.01	0.01	0.01	0.01	16	16
Tax-Free Money Market	0.01	0.01	0.01	0.01	26	26
Treasury Instruments	0.00	0.00	0.00	0.00	57	57
Treasury Obligations	0.01	0.01	0.01	0.01	52	52

The Yields represent past performance. Past performance does not guarantee future results. Current performance may be lower or higher than the performance quoted above.

Yields reflect fee waivers and expense limitations in effect and will fluctuate as market conditions change. Please visit our website at www.goldmansachs.com to obtain the most recent month-end performance.

[12]	The 7-Day Distribution yield is the average total return over the previous seven days. It is the Fund’s total income net of expenses, divided by the total number of outstanding shares. This yield can include capital gain/loss distribution, if any. This is not a SEC Yield.

[13]	The SEC 7-Day Current Yield and SEC 7-Day Effective Yield of a Fund are calculated in accordance with securities industry regulations and do not include net capital gains. SEC 7-Day Current Yield may differ slightly from the actual distribution rate of a given Fund because of the exclusion of distributed capital gains, which are non-recurring. The SEC 7-Day Effective Yield assumes reinvestment of dividends for one year.

[14]	The 30-Day Average Yield is a net annualized yield of 30 days back from the current date listed. This yield includes capital gain/loss distribution.

[15]	A Fund’s weighted average maturity (WAM) is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. This must not exceed 60 days as calculated under SEC Rule 2a-7.

[16]	A Fund’s weighted average life (WAL) is an average of the final maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. This must not exceed 120 days as calculated under SEC Rule 2a-7.

SECTOR ALLOCATIONS

TAXABLE FUNDS[17]

as of February 29, 2012

Security Type			Money	Prime	Treasury	Treasury
(Percentage of Net Assets)	Federal	Government	Market	Obligations	Instruments	Obligations

Certificates of Deposit – Yankeedollar	—	—	7.8%	—	—	—
Commercial Paper & Corporate Obligations	—	—	20.5	21.7%	—	—
Fixed Rate Municipal Debt Obligations	—	—	1.7	2.1	—	—
Repurchase Agreements	—	67.5%	25.0	41.3	—	71.5%
Time Deposits	—	—	15.0	—	—	—
U.S. Government Agency Obligations	47.9%	29.0	14.0	17.2	—	—
U.S. Government Guarantee Notes	—	0.8	—	—	—	—
U.S. Government Guarantee Variable Rate Obligations	—	2.7	—	—	—	—
U.S. Treasury Obligations	52.1	—	2.2	2.0	107.5%	28.6
Variable Rate Municipal Debt Obligations	—	—	6.3	14.1	—	—
Variable Rate Obligations	—	—	8.8	2.7	—	—

as of August 31, 2011

Certificates of Deposit – Eurodollar	—	—	3.2%	—	—	—
Certificates of Deposit – Yankeedollar	—	—	6.5	—	—	—
Commercial Paper & Corporate Obligations	—	—	14.0	25.7%	—	—
Municipal Debt Obligations	—	—	0.2	0.8	—	—
Repurchase Agreements	—	45.1%	24.9	36.1	—	80.9%
Time Deposits	—	—	18.2	0.5	—	—
U.S. Government Agency Obligations	86.3%	50.4	11.4	15.6	—	—
U.S. Government Guarantee	—	1.3	—	—	—	—
U.S. Government Guarantee Variable Rate Obligations	—	6.4	—	—	—	—

SECTOR ALLOCATIONS

TAXABLE FUNDS[17] continued

as of August 31, 2011

Security Type			Money	Prime	Treasury	Treasury
(Percentage of Net Assets)	Federal	Government	Market	Obligations	Instruments	Obligations

U.S. Treasury Obligations	7.1%	0.6%	—	—	102.7%	18.8%
Variable Rate Municipal Debt Obligations	—	—	12.9%	20.1%	—	—
Variable Rate Obligations	—	—	10.3	3.7	—	—

[17]	Each Fund is actively managed and, as such, its portfolio composition may differ over time. The percentage shown for each investment category reflects the value (based on amortized cost) of investments in that category as a percentage of net assets. Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.

TAX-EXEMPT AND TAX-FREE FUNDS[18]

as of February 29, 2012

Security Type	Tax-Exempt	Tax-Exempt	Tax-Free
(Percentage of Net Assets)	California	New York	Money Market

Bond Anticipation Notes	—	—	0.2%
Commercial Paper	3.4%	0.6%	7.4
General Obligation Bonds	0.4	0.3	2.1
Pre-Refunded Bonds	0.9	—	0.4
Put Bonds	0.7	1.3	0.7
Revenue Bonds	1.9	3.3	0.5
Tax and Revenue Anticipation Notes	3.3	—	7.2
Variable Rate Obligations	81.7	85.6	74.7

as of August 31, 2011

Security Type	Tax-Exempt	Tax-Exempt	Tax-Free
(Percentage of Net Assets)	California	New York	Money Market

Commercial Paper	3.2%	4.6%	8.2%
General Obligation Bonds	0.5	—	0.6
Pre-Refunded Bonds	—	—	0.2
Put Bonds	—	0.3	0.7
Revenue Bonds	—	6.0	1.1
Tax and Revenue Anticipation Notes	—	—	3.0
Tax Anticipation Notes	—	—	0.3
Variable Rate Obligations	96.0	89.7	85.0

[18]	Each Fund is actively managed and, as such, its portfolio composition may differ over time. The percentage shown for each investment category reflects the value (based on amortized cost) of investments in that category as a percentage of net assets. Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.

FINANCIAL SQUARE FEDERAL FUND

Schedule of Investments
February 29, 2012 (Unaudited)

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost

U.S. Government Agency Obligations – 47.9%
Federal Farm Credit Bank
$50,000,000	0.226	%(a)	03/21/12	$49,999,723
300,000,000	0.237	(a)	04/04/12	299,992,916
35,000,000	0.164	(a)	04/13/12	34,998,960
125,000,000	0.236	(a)	05/22/12	124,997,147
40,000,000	3.875		06/04/12	40,384,173
17,975,000	0.200		07/19/12	17,974,828
50,000,000	0.205	(a)	07/20/12	50,004,016
183,000,000	0.200		09/04/12	182,977,953
24,000,000	0.500	(a)	11/01/12	24,000,000
137,755,000	0.244	(a)	11/27/12	137,765,579
38,200,000	0.640	(a)	12/14/12	38,200,000
100,000,000	0.683	(a)	01/03/13	100,000,000
66,630,000	0.224	(a)	01/24/13	66,629,613
96,230,000	0.505	(a)	01/25/13	96,237,526
50,000,000	0.194	(a)	01/28/13	49,991,059
71,150,000	0.192	(a)	02/04/13	71,110,192
222,000,000	0.477	(a)	02/07/13	221,982,564
50,425,000	1.750		02/21/13	51,190,058
61,520,000	0.236	(a)	02/22/13	61,514,208
42,200,000	0.190	(b)	03/01/13	42,186,125
10,000,000	0.215	(a)	03/18/13	9,999,008
100,000,000	0.207	(a)	04/09/13	99,978,099
79,500,000	0.216	(a)	04/17/13	79,488,254
19,480,000	0.294	(a)	04/26/13	19,493,694
100,000,000	0.240	(a)	07/08/13	99,986,241
250,000,000	0.164	(a)	09/13/13	249,940,123
Federal Home Loan Bank
453,280,000	0.080		03/02/12	453,278,993
125,000,000	0.080		03/09/12	124,997,778
104,000,000	0.085		03/09/12	103,998,036
114,000,000	0.090		03/14/12	113,996,295
350,000,000	0.130		03/14/12	349,983,569
97,000,000	0.110		03/15/12	96,997,303
134,887,000	0.050		03/16/12	134,884,190
258,100,000	0.065		03/21/12	258,090,680
103,000,000	0.110		03/22/12	102,995,704
253,000,000	0.150		03/23/12	252,995,040
500,000,000	0.075		04/04/12	499,964,583
26,500,000	0.080		04/11/12	26,497,586
450,000,000	0.050		04/20/12	449,968,750
157,000,000	0.400		08/16/12	157,000,000
118,000,000	0.400		08/17/12	118,000,000
46,000,000	0.200		09/06/12	45,991,992
39,000,000	0.240		09/28/12	38,999,133
56,050,000	0.220		10/24/12	56,037,681
9,700,000	0.200		12/06/12	9,696,000
9,700,000	0.300		12/06/12	9,700,000
24,000,000	0.300		12/07/12	24,000,000
9,700,000	0.320		12/07/12	9,700,000
38,700,000	0.210		12/10/12	38,686,813
17,900,000	0.320		12/11/12	17,900,000
78,400,000	0.210		12/13/12	78,372,998
38,400,000	0.300		12/14/12	38,400,000
9,600,000	0.300		12/17/12	9,600,000
7,200,000	0.310		12/17/12	7,200,000
69,400,000	0.210		12/19/12	69,374,191
69,400,000	0.210		12/21/12	69,375,431
6,900,000	0.320		12/21/12	6,900,000
75,000,000	0.210		12/27/12	74,985,410
12,700,000	0.200		12/28/12	12,694,352
37,100,000	0.210		12/28/12	37,086,554
25,800,000	0.300		01/11/13	25,800,000
30,000,000	0.160		01/18/13	29,988,572
43,500,000	0.170		02/01/13	43,488,785
30,000,000	0.160		02/15/13	29,987,582
100,000,000	0.200	(a)	07/08/13	99,931,449

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				$6,448,567,509

U.S. Treasury Obligations – 52.1%
United States Treasury Bills
$65,600,000	0.035%		03/01/12	$65,600,000
61,200,000	0.040		03/01/12	61,200,000
46,500,000	0.045		03/01/12	46,500,000
250,000,000	0.060		03/08/12	249,997,083
56,000,000	0.075		03/15/12	55,998,367
138,000,000	0.078		03/15/12	137,995,841
4,500,000,000	0.110		03/15/12	4,499,807,500
800,000,000	0.060		03/22/12	799,972,000
233,000,000	0.065		03/22/12	232,991,166
40,000,000	0.068		03/22/12	39,998,425
50,500,000	0.102		04/19/12	50,493,023
18,000,000	0.105		04/19/12	17,997,428
United States Treasury Notes
300,000,000	1.375		03/15/12	300,154,352
250,000,000	4.750		05/31/12	252,887,246
14,000,000	0.625		06/30/12	14,022,553
149,000,000	4.875		06/30/12	151,338,675
9,000,000	0.625		07/31/12	9,018,624
3,000,000	1.375		09/15/12	3,020,227
26,000,000	4.250		09/30/12	26,619,234

TOTAL U.S. TREASURY OBLIGATIONS				$7,015,611,744

TOTAL INVESTMENTS – 100.0%				$13,464,179,253

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.0%				5,283,186

NET ASSETS – 100.0%				$13,469,462,439

12          The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE FEDERAL FUND

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable or floating rate security. Interest rate disclosed is that which is in effect at February 29, 2012.

(b)	All or a portion represents a forward commitment.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

The accompanying notes are an integral part of these financial statements.          13

FINANCIAL SQUARE GOVERNMENT FUND

Schedule of Investments
February 29, 2012 (Unaudited)

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost

U.S. Government Agency Obligations – 29.0%
Federal Farm Credit Bank
$40,000,000	0.164	%(a)	04/13/12	$39,998,811
27,700,000	0.205	(a)	07/20/12	27,702,225
49,800,000	0.500	(a)	11/01/12	49,800,000
97,500,000	0.640	(a)	12/14/12	97,500,000
30,000,000	0.194	(a)	01/28/13	29,994,636
175,000,000	0.477	(a)	02/07/13	174,917,402
35,000,000	0.216	(a)	03/18/13	34,996,529
100,000,000	0.207	(a)	04/09/13	99,978,099
35,000,000	0.216	(a)	04/17/13	34,999,031
Federal Home Loan Bank
103,000,000	0.110		03/15/12	102,997,136
250,000,000	0.110		03/19/12	249,991,063
147,000,000	0.110		03/22/12	146,993,870
490,000,000	0.150		03/23/12	489,990,394
200,000,000	0.140		03/26/12	199,994,178
318,000,000	0.400		08/16/12	318,000,000
238,000,000	0.400		08/17/12	238,000,000
50,000,000	0.200		09/06/12	49,991,296
79,000,000	0.240		09/28/12	78,998,245
123,000,000	0.220		10/24/12	122,972,967
298,000,000	0.230		10/26/12	297,953,375
100,000,000	0.230		10/30/12	99,984,107
56,300,000	0.230		11/07/12	56,290,749
34,700,000	0.200		12/06/12	34,685,691
34,700,000	0.300		12/06/12	34,700,000
122,700,000	0.300		12/07/12	122,700,000
34,700,000	0.320		12/07/12	34,700,000
138,900,000	0.210		12/10/12	138,852,672
65,350,000	0.320		12/10/12	65,350,000
65,000,000	0.320		12/11/12	65,000,000
264,400,000	0.210		12/13/12	264,308,937
140,000,000	0.300		12/14/12	140,000,000
35,000,000	0.300		12/17/12	35,000,000
26,300,000	0.310		12/17/12	26,300,000
161,800,000	0.210		12/19/12	161,739,828
161,900,000	0.210		12/21/12	161,842,685
16,200,000	0.320		12/21/12	16,200,000
175,000,000	0.210		12/27/12	174,965,956
76,500,000	0.200		12/28/12	76,465,975
137,100,000	0.210		12/28/12	137,050,313
250,000,000	0.210		01/04/13	249,928,683
165,200,000	0.300		01/11/13	165,200,000
20,000,000	0.160		01/18/13	19,992,381
50,000,000	0.160		01/24/13	49,980,600
100,000,000	0.170		02/01/13	99,974,219
170,000,000	0.160		02/15/13	169,929,629
19,000,000	0.200	(a)	07/08/13	18,986,975
40,000,000	0.189	(a)	07/15/13	39,972,191
Federal Home Loan Mortgage Corporation
6,900,000	4.750		03/05/12	6,903,447
100,294,000	2.125		03/23/12	100,411,337
60,000,000	5.500		08/20/12	61,486,593
288,000,000	0.350		12/14/12	288,000,000
29,913,000	0.213	(a)	02/04/13	29,901,877
240,000,000	0.205	(a)	03/21/13	239,923,630
39,050,000	0.196	(a)	06/17/13	39,033,520
300,000,000	0.232	(a)	11/04/13	299,847,345
Federal National Mortgage Association
51,846,000	6.125		03/15/12	51,964,024
43,765,000	0.276	(a)	10/18/12	43,777,607
692,000,000	0.523	(a)	12/20/12	691,912,913
330,000,000	0.274	(a)	12/28/12	329,944,730
350,000,000	0.405	(a)	05/17/13	349,869,268
150,000,000	0.224	(a)	10/03/13	149,903,205
300,000,000	0.221	(a)	11/14/13	299,845,595

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				$8,528,595,939

U.S. Government Guarantee Notes* – 0.8%
Bank of America Corp.
$25,251,000	2.100%		04/30/12	$25,329,468
Citigroup Funding, Inc.
32,305,000	2.000		03/30/12	32,351,623
Citigroup, Inc.
141,713,000	2.125		04/30/12	142,159,179
General Electric Capital Corp.
16,900,000	2.250		03/12/12	16,910,458
Morgan Stanley
6,310,000	2.250		03/13/12	6,314,282
U.S. Bancorp
12,481,000	2.250		03/13/12	12,489,469

TOTAL U.S. GOVERNMENT GUARANTEE NOTES				$235,554,479

U.S. Government Guarantee Variable Rate Obligations*(a) – 2.7%
Bank of America Corp.
$541,250,000	0.853%		04/30/12	$541,564,495
26,700,000	0.770		06/22/12	26,721,045
51,500,000	0.950		06/22/12	51,569,549
JPMorgan Chase & Co.
74,000,000	0.776		06/15/12	74,061,098
100,000,000	0.950		06/22/12	100,135,047
Wells Fargo & Co.
6,000,000	0.766		06/15/12	6,004,779

TOTAL U.S. GOVERNMENT GUARANTEE VARIABLE RATE OBLIGATIONS				$800,056,013

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS				$9,564,206,431

14          The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE GOVERNMENT FUND

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Repurchase Agreements-Unaffiliated Issuers(b) – 64.1%
Barclays Capital, Inc.
$75,000,000	0.180%	03/01/12	$75,000,000
Maturity Value: $75,000,375
Collateralized by Federal Home Loan Mortgage Corp., 4.375%, due 07/17/15 and Federal National Mortgage Association, 0.550%, due 08/23/13. The aggregate market value of the collateral, including accrued interest, was $76,500,852.

1,000,000,000	0.150	03/16/12	1,000,000,000
Maturity Value: $1,000,116,667
Settlement Date: 02/17/12
Collateralized by Federal Home Loan Mortgage Corp., 3.000% to 7.500%, due 01/01/22 to 03/01/42 and Federal National Mortgage Association, 3.000% to 7.500%, due 08/01/18 to 03/01/42. The aggregate market value of the collateral, including accrued interest, was $1,019,999,996.

BNP Paribas Securities Corp.
500,000,000	0.090	03/02/12	500,000,000
Maturity Value: $500,011,250
Settlement Date: 02/22/12
Collateralized by Federal Home Loan Mortgage Corp., 4.000% to 6.500%, due 05/01/24 to 11/01/41 and Federal National Mortgage Association, 3.500% to 6.000%, due 08/01/25 to 03/01/42. The aggregate market value of the collateral, including accrued interest, was $510,000,006.

1,150,000,000	0.190	03/15/12	1,150,000,000
Maturity Value: $1,150,182,084
Settlement Date: 02/14/12
Collateralized by Federal Home Loan Mortgage Corp., 3.500% to 6.000%, due 05/01/18 to 10/01/41 and Federal National Mortgage Association, 3.500% to 7.500%, due 10/01/21 to 03/01/42. The aggregate market value of the collateral, including accrued interest, was $1,173,000,003.

BNYMellon Investments
300,000,000	0.170	03/01/12	300,000,000
Maturity Value: $300,001,417
Collateralized by U.S. Treasury Note, 0.500%, due 8/15/14. The market value of the collateral, including accrued interest, was $306,119,446.

Citibank, N.A.
1,500,000,000	0.190	03/07/12	1,500,000,000
Maturity Value: $1,500,055,417
Collateralized by Federal Home Loan Mortgage Corp., 2.500% to 12.000%, due 03/01/12 to 05/01/48 and Federal National Mortgage Association, 2.500% to 12.500%, due 03/01/12 to 11/01/49. The aggregate market value of the collateral, including accrued interest, was $1,530,000,008.

Citigroup Global Markets, Inc.
1,500,000,000	0.190	03/01/12	1,500,000,000
Maturity Value: $1,500,007,917
Collateralized by Federal Home Loan Mortgage Corp., 3.000% to 6.000%, due 12/01/18 to 02/01/42 and Federal National Mortgage Association, 3.000% to 7.000%, due 03/01/18 to 03/01/42. The aggregate market value of the collateral, including accrued interest, was $1,529,999,997.

Credit Suisse Securities (USA) LLC
500,000,000	0.150	03/16/12	500,000,000
Maturity Value: $500,120,833
Settlement Date: 01/18/12
500,000,000	0.150	03/16/12	500,000,000
Maturity Value: $500,122,917
Settlement Date: 01/17/12
Shared collateral consisting of Federal National Mortgage Association, 3.000% to 6.500%, due 02/01/41 to 04/01/51. The aggregate market value of the collateral, including accrued interest, was $1,020,009,429.

Deutsche Bank Securities, Inc.
500,000,000	0.150	03/01/12	500,000,000
Maturity Value: $500,002,083
Collateralized by U.S. Treasury Notes, 0.250% to 2.250%, due 09/15/14 to 07/31/18. The aggregate market value of the collateral, including accrued interest, was $510,000,085.
500,000,000	0.200	03/01/12	500,000,000
Maturity Value: $500,002,778
Collateralized by Federal National Mortgage Association, 4.000%, due 10/01/40 to 01/01/41. The aggregate market value of the collateral, including accrued interest, was $515,000,001.
1,000,000,000	0.200	03/12/12	1,000,000,000
Maturity Value: $1,000,172,222
Settlement Date: 02/10/12
Collateralized by Federal Home Loan Mortgage Corp., 3.500% to 5.500%, due 11/01/19 to 04/01/41, Federal National Mortgage Association, 3.000% to 7.000%, due 11/01/17 to 02/01/42 and Government National Mortgage Association, 3.000% to 7.000%, due 11/15/25 to 07/20/41. The aggregate market value of the collateral, including accrued interest, was $1,030,000,000.

1,000,000,000	0.190	06/01/12	1,000,000,000
Maturity Value: $1,000,638,614
Settlement Date: 02/01/12
Collateralized by Federal Home Loan Mortgage Corp., 4.000% to 6.000%, due 08/01/24 to 10/01/41, Federal National Mortgage Association, 3.500% to 7.500%, due 03/01/14 to 12/01/48 and Government National Mortgage Association, 3.500% to 7.000%, due 04/20/26 to 12/20/41. The aggregate market value of the collateral, including accrued interest, was $1,030,269,763.

ING Financial Markets LLC
250,000,000	0.180	05/17/12	250,000,000
Maturity Value: $250,112,500
Settlement Date: 02/17/12
Collateralized by Federal Home Loan Mortgage Corp., 4.000% to 7.000%, due 06/01/26 to 06/01/40, Federal National Mortgage Association, 3.000% to 7.000%, due 03/01/20 to 01/01/42 and Government National Mortgage Association, 3.000% to 5.500%, due 01/20/27 to 10/20/41. The aggregate market value of the collateral, including accrued interest, was $255,004,091.

The accompanying notes are an integral part of these financial statements.          15

FINANCIAL SQUARE GOVERNMENT FUND

Schedule of Investments (continued)
February 29, 2012 (Unaudited)

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost

Repurchase Agreements-Unaffiliated Issuers(b) – (continued)
ING Financial Markets LLC – (continued)

$500,000,000	0.200%		06/01/12	$500,000,000
Maturity Value: $500,258,333
Collateralized by Federal Home Loan Mortgage Corp., 4.000% to 4.500%, due 01/01/32 to 10/01/41 and Federal National Mortgage Association, 3.000% to 7.000%, due 02/01/13 to 02/01/42. The aggregate market value of the collateral, including accrued interest, was $510,003,427.

J.P. Morgan Securities LLC
1,001,200,000	0.150		03/01/12	1,001,200,000
Maturity Value: $1,001,204,172
Collateralized by U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 05/15/19 to 08/15/22 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 08/15/15 to 05/15/40. The aggregate market value of the collateral, including accrued interest, was $1,021,224,901.

50,000,000	0.210		03/01/12	50,000,000
Maturity Value: $50,000,292
Collateralized by Federal National Mortgage Association, 3.000% to 6.000%, due 11/01/25 to 02/01/42. The aggregate market value of the collateral, including accrued interest, was $51,003,082.

Joint Repurchase Account III
2,180,000,000	0.185		03/01/12	2,180,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc.
520,000,000	0.190		03/01/12	520,000,000
Maturity Value: $520,002,744
Collateralized by Federal Home Loan Mortgage Corp., 4.000% to 6.000%, due 04/01/38 to 08/01/41, Federal National Mortgage Association, 3.000% to 4.500%, due 02/01/26 to 02/01/42 and Government National Mortgage Association, 4.500%, due 05/20/41. The aggregate market value of the collateral, including accrued interest, was $535,600,001.

RBC Capital Markets LLC
500,000,000	0.200		03/01/12	500,000,000
Maturity Value: $500,002,778
Collateralized by Federal Home Loan Mortgage Corp., 2.500% to 5.500%, due 03/01/23 to 10/01/41 and Federal National Mortgage Association, 2.760% to 4.500%, due 01/01/16 to 03/01/42. The aggregate market value of the collateral, including accrued interest, was $510,000,001.

RBS Securities, Inc.
250,000,000	0.200		03/01/12	250,000,000
Maturity Value: $250,001,389
Collateralized by Federal National Mortgage Association, 3.000% to 6.500%, due 01/01/22 to 01/01/42. The aggregate market value of the collateral, including accrued interest, was $255,000,508.

Societe Generale
300,000,000	0.170		03/01/12	300,000,000
Maturity Value: $300,001,417
Collateralized by Government National Mortgage Association, 4.000% to 5.000%, due 06/15/39 to 02/20/42. The aggregate market value of the collateral, including accrued interest, was $309,000,000.
2,000,000,000	0.190		03/01/12	2,000,000,000
Maturity Value: $2,000,010,556
Collateralized by Federal Home Loan Mortgage Corp., 3.500% to 6.500%, due 12/01/25 to 02/01/42, Federal National Mortgage Association, 3.000% to 6.500%, due 05/01/25 to 02/01/42, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 05/15/22 to 05/15/36 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 11/15/24 to 05/15/40. The aggregate market value of the collateral, including accrued interest, was $2,058,314,073.

TD Securities (USA) LLC
200,000,000	0.170		03/01/12	200,000,000
Maturity Value: $200,000,944
Collateralized by Federal Home Loan Bank, 0.125% to 0.375%, due 11/28/12 to 01/29/14 and Federal Home Loan Bank Discount Notes, 0.000%, due 04/16/12 to 05/25/12. The aggregate market value of the collateral, including accrued interest, was $204,000,339.

UBS Securities LLC
56,400,000	0.140		03/01/12	56,400,000
Maturity Value: $56,400,219
Collateralized by U.S. Treasury Note, 3.125%, due 02/15/42. The market value of the collateral, including accrued interest, was $57,528,022.
1,000,000,000	0.160		03/12/12	1,000,000,000
Maturity Value: $1,000,168,887
Settlement Date: 02/03/12
Collateralized by Federal Home Loan Mortgage Corp., 3.000% to 7.000%, due 05/01/21 to 03/01/42 and Federal National Mortgage Association, 3.500% to 6.500%, due 12/01/20 to 09/01/47. The aggregate market value of the collateral, including accrued interest, was $1,020,000,001.

TOTAL REPURCHASE AGREEMENTS-UNAFFILIATED ISSUERS				$18,832,600,000

Repurchase Agreements-Affiliated Issuers(b) – 3.4%
Goldman, Sachs & Co.
$1,000,000,000	0.190	%(c)	03/16/12	$1,000,000,000
Maturity Value: $1,000,153,056
Settlement Date: 02/16/12
Collateralized by Federal Home Loan Mortgage Corp., 3.500% to 7.000%, due 05/01/24 to 02/01/42 and Federal National Mortgage Association, 3.000% to 8.000%, due 05/01/17 to 02/01/42. The aggregate market value of the collateral, including accrued interest, was $1,019,999,992.

TOTAL INVESTMENTS – 100.0%				$29,396,806,431

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.0%				5,869,382

NET ASSETS – 100.0%				$29,402,675,813

16          The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE GOVERNMENT FUND

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Guaranteed under the Federal Deposit Insurance Corporation’s (“FDIC”) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012.

(a)	Variable or floating rate security. Interest rate disclosed is that which is in effect at February 29, 2012.

(b)	Unless noted, all repurchase agreements were entered into on February 29, 2012. Additional information on Joint Repurchase Agreement Account III appears on pages 54 and 55.

(c)	Security has been determined to be illiquid by the Investment Adviser. At February 29, 2012, these securities amounted to $1,000,000,000 or approximately 3.4% of net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

The accompanying notes are an integral part of these financial statements.          17

FINANCIAL SQUARE MONEY MARKET FUND

Schedule of Investments
February 29, 2012 (Unaudited)

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost

Commercial Paper and Corporate Obligations – 20.5%
ABN Amro Funding USA LLC
$123,000,000	0.501%		05/01/12	$122,895,792
Amsterdam Funding Corp.
40,000,000	0.400		04/09/12	39,982,667
Aspen Funding Corp.
50,000,000	0.461		05/08/12	49,956,555
123,000,000	0.471		05/11/12	122,885,986
Atlantic Asset Securitization LLC
200,000,000	0.500		03/12/12	199,969,445
100,000,000	0.480	(a)	04/02/12	99,957,333
Atlantis One Funding Corp.
206,000,000	0.516		03/13/12	205,964,637
207,000,000	0.521		03/16/12	206,955,150
180,000,000	0.652		08/02/12	179,499,500
Barclays Bank PLC
200,000,000	0.675	(b)(e)	03/05/12	200,000,000
200,000,000	1.050	(b)(e)	04/24/12	200,000,000
Gemini Securitization Corp. LLC
60,000,000	0.350		03/01/12	60,000,000
100,000,000	0.500		03/12/12	99,984,722
98,000,000	0.430		03/19/12	97,978,930
55,279,000	0.451		05/08/12	55,232,013
Hannover Funding Co. LLC
64,000,000	0.651		03/13/12	63,986,133
40,000,000	0.651		03/22/12	39,984,833
50,000,000	0.551		04/23/12	49,959,514
100,000,000	0.681		05/10/12	99,867,778
Kells Funding LLC
100,000,000	0.571		04/18/12	99,924,000
174,000,000	0.491		04/19/12	173,883,952
50,000,000	0.420		05/07/12	49,960,917
100,000,000	0.460		05/14/12	99,905,444
100,000,000	0.651		06/11/12	99,815,833
LMA Americas LLC
223,000,000	0.580		03/01/12	223,000,000
Matchpoint Master Trust
20,000,000	0.801		03/01/12	20,000,000
180,000,000	0.500		03/05/12	179,990,000
Nationwide Building Society
200,000,000	0.641		05/02/12	199,779,555
Nordea North America, Inc.
40,000,000	0.511		03/15/12	39,992,067
Royal Park Investments Funding Corp.
96,000,000	1.101		03/16/12	95,956,000
50,000,000	1.051		03/19/12	49,973,750
105,705,000	1.202		04/02/12	105,592,248
73,000,000	1.001		04/03/12	72,933,083
50,000,000	1.102		04/18/12	49,926,667
75,000,000	1.052		04/27/12	74,875,312
Tasman Funding, Inc.
49,000,000	0.480		04/10/12	48,973,867
80,052,000	0.470		04/16/12	80,003,924
Thames Asset Global Securitization No. 1, Inc.
82,254,000	0.450		04/13/12	82,210,771
50,000,000	0.455		04/17/12	49,970,299
Versailles Commercial Paper LLC
133,000,000	0.700		03/01/12	133,000,000

TOTAL COMMERCIAL PAPER AND CORPORATE OBLIGATIONS				$4,224,728,677

Certificates of Deposit-Yankeedollar – 7.8%
Deutsche Bank AG
$500,000,000	0.480%		03/20/12	$500,000,000
Mitsubishi UFJ Trust and Banking Corp.
400,000,000	0.450		05/17/12	400,000,000
Nordea Bank Finland PLC
170,000,000	0.510		03/19/12	169,999,576
Norinchukin Bank
150,000,000	0.560		03/05/12	150,001,661
250,000,000	0.420		03/19/12	250,000,000
Societe Generale
150,000,000	1.077		03/01/12	150,000,000

TOTAL CERTIFICATES OF DEPOSIT-YANKEEDOLLAR				$1,620,001,237

Fixed Rate Municipal Debt Obligations – 1.7%
Regents of the University of California Taxable RN Series 2011 AA-1
$31,200,000	0.480%		07/01/12	$31,200,000
State of Texas TRANS Series 2011 A
300,000,000	2.500		08/30/12	303,353,866

TOTAL FIXED RATE MUNICIPAL DEBT OBLIGATIONS				$334,553,866

Time Deposits – 15.0%
Credit Agricole SA
$628,900,000	0.200%		03/01/12	$628,900,000
Credit Industriel et Commercial
700,000,000	0.190		03/01/12	700,000,000
DnB NOR Bank ASA
700,000,000	0.130		03/01/12	700,000,000
Natixis
700,000,000	0.200		03/01/12	700,000,000
Societe Generale
350,000,000	0.200		03/01/12	350,000,000

TOTAL TIME DEPOSITS				$3,078,900,000

U.S. Government Agency Obligations – 14.0%
Federal Farm Credit Bank
$29,500,000	0.500	%(b)	11/01/12	$29,500,000
56,000,000	0.640	(b)	12/14/12	56,000,000
Federal Home Loan Bank
257,000,000	0.400		08/16/12	257,000,000
193,000,000	0.400		08/17/12	193,000,000
114,000,000	0.200		09/06/12	113,980,155

18          The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE MONEY MARKET FUND

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost

U.S. Government Agency Obligations – (continued)
Federal Home Loan Bank – (continued)

$109,000,000	0.240%		09/28/12	$108,997,578
100,000,000	0.230		10/24/12	99,971,365
64,000,000	0.230		10/30/12	63,989,829
43,400,000	0.230		11/07/12	43,392,869
16,500,000	0.200		12/06/12	16,493,196
16,500,000	0.300		12/06/12	16,500,000
41,000,000	0.300		12/07/12	41,000,000
16,500,000	0.320		12/07/12	16,500,000
65,900,000	0.210		12/10/12	65,877,545
32,500,000	0.320		12/10/12	32,500,000
30,300,000	0.320		12/11/12	30,300,000
122,400,000	0.210		12/13/12	122,357,843
65,600,000	0.300		12/14/12	65,600,000
16,400,000	0.300		12/17/12	16,400,000
12,100,000	0.310		12/17/12	12,100,000
89,400,000	0.210		12/19/12	89,366,753
89,400,000	0.210		12/21/12	89,368,350
8,900,000	0.320		12/21/12	8,900,000
43,300,000	0.200		12/28/12	43,280,742
78,800,000	0.210		12/28/12	78,771,442
15,000,000	0.200	(b)	07/08/13	14,989,717
30,000,000	0.189	(b)	07/15/13	29,979,144
Federal Home Loan Mortgage Corporation
50,000,000	5.500		08/20/12	51,238,828
468,000,000	0.214	(b)	05/03/13	467,777,801
196,750,000	0.213	(b)	05/06/13	196,656,453
211,000,000	0.214	(b)	06/03/13	210,892,740
200,000,000	0.196	(b)	06/17/13	199,855,952

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				$2,882,538,302

U.S. Treasury Obligations – 2.2%
United States Treasury Notes
$250,000,000	0.625%		02/28/13	$251,041,082
205,000,000	0.750	(a)	03/31/13	206,209,180

TOTAL U.S. TREASURY OBLIGATIONS				$457,250,262

Variable Rate Municipal Debt Obligations(b) – 6.3%
Alaska Housing Finance Corp. Home Mortgage VRDN RB Series 2009 D (GO of Corp.) (Bank of America N.A. SPA)
$43,000,000	0.210%		12/01/40	$43,000,000
Alaska State Housing Finance Corp. VRDN RB Governmental Purpose Series 2001 A RMKT (GO of Corp.)
31,415,000	0.110		12/01/30	31,415,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2003 B (GTY AGMT-Kaiser Foundation Health Plan Inc., Kaiser Hospital Asset Management Inc. and Kaiser Health Plan Asset Management Inc.)

33,800,000	0.130		08/15/25	33,800,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2009 C-3
18,000,000	0.130		04/01/45	18,000,000
California Toll Authority VRDN RB Floater Certificates Series 2010-30C (Wells Fargo Bank N.A.) (GTY AGMT – Wells Fargo Bank N.A.)(c)
23,250,000	0.160		10/01/50	23,250,000
City of Los Angeles California Wastewater System VRDN RB Refunding Series 2008 Subseries D (JPMorgan Chase Bank LOC)
17,400,000	0.140		06/01/28	17,400,000
City of Portland, Maine GO VRDN (Landesbank Hessen-Thueringen Girozentrale SPA)
22,255,000	0.340		06/01/26	22,255,000
Colorado Springs Utilities VRDN RB Series 2008 A (Bank of America N.A. SPA)
17,645,000	0.210		11/01/38	17,645,000
Connecticut State Housing Finance Authority Mortgage Finance Program VRDN RB Taxable Series 2010 Subseries A-6 (Bank of America N.A. SPA)
15,555,000	0.220		11/15/39	15,555,000
Connecticut State Housing Finance Authority VRDN RB Housing Mortgage Finance Program 1989 Series D RMKT (GO of Authority) (FHLB SPA)
18,833,000	0.190		11/15/24	18,833,000
Connecticut State Housing Finance Authority VRDN RB Housing Mortgage Finance Program 2011 Series D (GO of Authority) (Barclays Bank PLC SPA)
49,350,000	0.160		05/15/33	49,350,000
Cook County, Illinois GO VRDN Series 2002 B (Landesbank Hessen-Thueringen Girozentrale SPA)
83,600,000	0.320		11/01/31	83,600,000
Harris County Health Facilities Development Corp. VRDN RB Refunding for St. Luke’s Episcopal Hospital Series 2008 B (Bank of America N.A. and Wells Fargo Bank N.A. SPA)
40,000,000	0.190		02/15/47	40,000,000
Indiana Finance Authority VRDN RB for Indiana University Health Obligated Group Series 2011 B (Bank of America N.A. LOC)
45,675,000	0.180		03/01/33	45,675,000
Indiana State Finance Authority VRDN RB for Lease Appropriation Series 2008 A-2 RMKT
40,000,000	0.130		02/01/39	40,000,000
JEA Water & Sewer Systems VRDN RB Series 2008 B (JPMorgan Chase Bank SPA)
38,390,000	0.140		10/01/41	38,390,000
King County Washington GO VRDN Series 2009 A (Bank of America N.A. SPA)
46,100,000	0.160		06/01/29	46,100,000
Los Angeles Department of Water & Power VRDN RB for Power System Series 2002 Subseries A-1 (JPMorgan Chase Bank SPA)
28,500,000	0.120		07/01/35	28,500,000
Loudoun County IDA VRDN RB for Howard Hughes Medical Series 2003 E
25,435,000	0.110		02/15/38	25,435,000
Massachusetts Department of Transportation VRDN RB Metropolitan Highway System Series 2010 A-3 (GO of Commonwealth) (Bank of America N.A. LOC)
38,845,000	0.200		01/01/39	38,845,000
Massachusetts State Water Resources Authority VRDN RB Refunding Subordinated General Series 2008 A-2 RMKT (GO of Authority) (TD Bank N.A. SPA)
27,345,000	0.110		08/01/37	27,345,000
Metropolitan Government Nashville & Davidson County Tennessee Health & Educational Facilities Board VRDN RB for Vanderbilt University Series 2005 A-2
18,400,000	0.110		10/01/44	18,400,000

The accompanying notes are an integral part of these financial statements.          19

FINANCIAL SQUARE MONEY MARKET FUND

Schedule of Investments (continued)
February 29, 2012 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Variable Rate Municipal Debt Obligations(b) – (continued)

Michigan State University VRDN RB Board of Trustees of Michigan Series 2003 A (Landesbank Hessen-Thueringen Girozentrale SPA)
$43,185,000	0.210%	02/15/33	$43,185,000
Michigan State University VRDN RB Series 2005 (Landesbank Hessen-Thueringen SPA)
25,000,000	0.210	02/15/34	25,000,000
New Jersey State Turnpike Authority VRDN RB Series 1991 D (NATL-RE FGIC) (Societe Generale LOC)
47,000,000	1.350	01/01/18	47,000,000
New York City GO VRDN Series 2004 Subseries H-8 (Bank of America N.A. LOC)
50,790,000	0.200	03/01/34	50,790,000
New York City Transitional Finance Authority VRDN RB Recovery Series 2002-1 Subseries 1-A (Landesbank Hessen-Thueringen Girozentrale)
37,440,000	0.190	11/01/22	37,440,000
New York City, New York Transitional Finance Authority VRDN RB for Future Tax Secured Series 1998 A-1 (Westdeutsche Landesbank AG SPA)
72,200,000	0.170	11/15/28	72,200,000
New York State Dormitory Authority Personal Income Tax Secondary Issues VRDN RB Eagle Series 2006-0047 Class A (Citibank N.A.)
23,400,000	0.160	03/15/35	23,400,000
New York State Housing Finance Agency VRDN RB The Helena Housing Series 2003 A RMKT (FNMA)
32,000,000	0.120	05/15/36	32,000,000
New York State Housing Finance Agency VRDN RB The Helena Housing Series 2004 A RMKT (FNMA)
28,800,000	0.120	05/15/36	28,800,000
Nuveen Municipal Market Opportunity Fund, Inc. VRDN Tax-Exempt Preferred Series 2010 1 (Deutsche Bank A.G.)(c)
25,000,000	0.330	03/01/40	25,000,000
Ohio State GO VRDN Refunding for Infrastructure Improvement Series 2004 A
18,865,000	0.100	02/01/23	18,865,000
Private Colleges & Universities Authority, Georgia VRDN RB Emory University Project Series 1999 B (GO of University)
10,230,000	0.230	11/01/29	10,230,000
State of Mississippi GO VRDN RB for Nissan North America, Inc. Project Series 2003 A (Bank of America N.A. SPA)
25,000,000	0.170	11/01/28	25,000,000
State of Texas GO VRDN College Student Loan Series 2003 RKMT (Landesbank Hessen-Thueringen Girozentrale SPA)
23,000,000	0.200	02/01/38	23,000,000
State of Texas GO VRDN Veterans Bonds Taxable Series 2010 D (Lloyds TSB Bank PLC)
8,520,000	0.400	12/01/30	8,520,000
Tarrant County, Texas Health Facilities Development Corp. Hospital VRDN RB for Cook Children’s Medical Center Series 2010 B
27,000,000	0.130	12/01/39	27,000,000
Triborough Bridge & Tunnel Authority VRDN RB Series 2001 C RMKT (JPMorgan Chase Bank SPA)
40,000,000	0.140	01/01/32	40,000,000
University of Illinois VRDN COPS for Utility Infrastructure Series 2004 (Bank of America N.A. SPA)
24,783,000	0.190	08/15/21	24,783,000
University of New Mexico VRDN RB Refunding Subordinated Lien Systems Series 2003 B (JPMorgan Chase Bank SPA)
23,540,000	0.130	06/01/26	23,540,000

TOTAL VARIABLE RATE MUNICIPAL DEBT OBLIGATIONS			$1,308,546,000

Variable Rate Obligations(b) – 8.8%
Bank of Nova Scotia
$200,000,000	0.550%	11/09/12	$200,000,000
Commonwealth Bank of Australia
75,000,000	0.513	05/21/12	74,998,950
29,800,000	0.547	05/25/12	29,799,278
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
98,000,000	0.638 (c)	09/14/12	98,000,000
JPMorgan Chase Bank NA
195,000,000	0.595	03/18/13	195,000,000
280,000,000	0.366	03/21/13	280,000,000
Royal Bank of Canada
587,000,000	0.371	09/20/12	587,000,000
University of California VRDN RB Taxable Series 2011 Y-2
15,600,000	0.348	07/01/12	15,600,000
Westpac Banking Corp.
154,688,000	0.338	06/15/12	154,637,946
174,000,000	0.623	11/06/12	174,000,000

TOTAL VARIABLE RATE OBLIGATIONS			$1,809,036,174

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS			$15,715,554,518

Repurchase Agreements(d) – 25.0%
Barclays Capital, Inc.
$100,000,000	0.180%	03/01/12	$100,000,000
Maturity Value: $100,000,500
Collateralized by Federal Home Loan Mortgage Corp., 4.375%, due 07/17/15 and Federal National Mortgage Association, 5.375% to 6.250%, due 06/12/17 to 05/15/29. The aggregate market value of the collateral, including accrued interest, was $102,000,772.

200,000,000	0.320	03/01/12	200,000,000
Maturity Value: $200,001,778
Collateralized by various corporate security issuers, 0.000% to 1.000%, due 03/01/12 to 02/15/13. The aggregate market value of the collateral, including accrued interest, was $210,000,003.
200,000,000	0.470	03/01/12	200,000,000
Maturity Value: $200,002,611
Collateralized by various corporate security issuers, 0.250% to 6.000%, due 04/15/12 to 05/15/41. The aggregate market value of the collateral, including accrued interest, was $220,000,744.
200,000,000	0.150	03/16/12	200,000,000
Maturity Value: $200,023,333
Settlement Date: 02/17/12
Collateralized by Federal Home Loan Mortgage Corp., 6.000%, due 04/01/36, Federal National Mortgage Association, 3.500% to 6.000%, due 07/01/26 to 01/01/42 and Government National Mortgage Association, 5.000% to 6.000%, due 01/15/39 to 07/20/40. The aggregate market value of the collateral, including accrued interest, was $204,000,000.

20          The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE MONEY MARKET FUND

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Repurchase Agreements(d) – (continued)

BNP Paribas Securities Corp.
$125,000,000	0.520%	03/01/12	$125,000,000
Maturity Value: $125,001,806
Collateralized by Federal National Mortgage Association, 0.650% to 3.362%, due 09/17/27 to 06/25/43, mortgage-backed security issuer, 5.997%, due 01/25/35 and various corporate security issuers, 5.500% to 13.000%, due 08/15/12 to 06/01/36. The aggregate market value of the collateral, including accrued interest, was $137,471,486.

400,000,000	0.190	03/15/12	400,000,000
Maturity Value: $400,063,334
Settlement Date: 02/14/12
Collateralized by Federal Home Loan Mortgage Corp., 4.000% to 6.500%, due 04/01/19 to 01/01/42 and Federal National Mortgage Association, 3.000% to 7.000%, due 01/01/18 to 08/01/47. The aggregate market value of the collateral, including accrued interest, was $407,999,994.

199,000,000	1.055	03/16/12	199,000,000
Maturity Value: $200,597,988
Settlement Date: 06/16/11
Collateralized by Federal National Mortgage Association, 0.394% to 6.000%, due 02/25/33 to 04/25/36, various asset-backed obligations, 1.917% to 5.997%, due 01/25/35 to 10/15/54 and various corporate security issuers, 1.063% to 12.250%, due 04/01/12 to 06/01/32. The aggregate market value of the collateral, including accrued interest, was $218,141,419.

Credit Suisse Securities (USA) LLC
200,000,000	0.900	03/26/12	200,000,000
Maturity Value: $200,155,000
Settlement Date: 02/24/12
Collateralized by various asset-backed obligations, 0.294% to 7.942%, due 07/31/21 to 12/25/46 and various mortgage-backed security issuers, 0.516% to 6.120%, due 11/15/18 to 01/26/47. The aggregate market value of the collateral, including accrued interest, was $240,001,037.

Deutsche Bank Securities, Inc.
500,000,000	0.200	03/01/12	500,000,000
Maturity Value: $500,002,778
Collateralized by Federal National Mortgage Association, 4.000%, due 09/01/40 to 08/01/41. The aggregate market value of the collateral, including accrued interest, was $515,000,000.
247,000,000	0.470	03/01/12	247,000,000
Maturity Value: $247,003,225
Collateralized by various corporate security issuers, 1.000% to 7.500%, due 04/15/12 to 10/15/29. The aggregate market value of the collateral, including accrued interest, was $271,700,000.

Joint Repurchase Agreement Account III
1,138,300,000	0.185	03/01/12	1,138,300,000

JP Morgan Securities LLC
125,000,000	0.470	03/01/12	125,000,000
Maturity Value: $125,001,632
Collateralized by various asset-backed obligations, 0.314% to 6.726%, due 01/15/30 to 08/25/46. The aggregate market value of the collateral, including accrued interest, was $137,501,693.
75,000,000	0.840 (e)	04/23/12	75,000,000
Maturity Value: $75,159,250
Settlement Date: 01/23/12
Collateralized by various asset-backed obligations, 0.374% to 1.369%, due 05/25/32 to 02/25/37. The aggregate market value of the collateral, including accrued interest, was $82,500,060.

Merrill Lynch Government Securities, Inc.
520,000,000	0.190	03/01/12	520,000,000
Maturity Value: $520,002,744
Collateralized by Government National Mortgage Association, 4.500%, due 04/20/41. The market value of the collateral, including accrued interest, was $535,600,000.

RBS Securities, Inc.
100,000,000	0.420	03/01/12	100,000,000
Maturity Value: $100,001,167
Collateralized by Federal Home Loan Mortgage Corp., 4.000% to 5.500%, due 06/15/36 to 06/15/41, Federal National Mortgage Association, 0.634% to 7.500%, due 03/25/23 to 03/25/42, Government National Mortgage Association, 4.000% to 5.000%, due 01/16/27 to 09/20/39 and various corporate security issuers, 1.379% to 6.990%, due 12/01/16 to 11/15/28. The aggregate market value of the collateral, including accrued interest, was $110,001,177.

697,000,000	0.520	03/01/12	697,000,000
Maturity Value: $697,010,068
Collateralized by Federal National Mortgage Association, 2.500% to 6.000%, due 09/01/20 to 03/01/42. The aggregate market value of the collateral, including accrued interest, was $710,940,300.

Societe Generale
100,000,000	0.520	03/01/12	100,000,000
Maturity Value: $100,001,444
Collateralized by various corporate security issuers, 0.000%, due 01/01/49. The aggregate market value of the collateral, including accrued interest, was $108,000,006.

UBS Securities LLC
25,000,000	0.140	03/01/12	25,000,000
Maturity Value: $25,000,097
Collateralized by U.S. Treasury Bond, 3.125%, due 02/15/42. The market value of the collateral, including accrued interest, was $25,500,048.

TOTAL REPURCHASE AGREEMENTS			$5,151,300,000

TOTAL INVESTMENTS – 101.3%			$20,866,854,518

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.3)%			(275,698,547)

NET ASSETS – 100.0%			$20,591,155,971

The accompanying notes are an integral part of these financial statements.          21

FINANCIAL SQUARE MONEY MARKET FUND

Schedule of Investments (continued)
February 29, 2012 (Unaudited)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	All or a portion represents a forward commitment.

(b)	Variable or floating rate security. Interest rate disclosed is that which is in effect at February 29, 2012.

(c)	Security not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At February 29, 2012, these securities amounted to $425,048,228 or approximately 2.1% of net assets.

(d)	Unless noted, all repurchase agreements were entered into on February 29, 2012. Additional information on Joint Repurchase Agreement Account III appears on pages 54 and 55.

(e)	Security has been determined to be illiquid by the Investment Adviser. At February 29, 2012, these securities amounted to $475,000,000 or approximately 2.3% of net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
COPS	—	Certificates of Participation
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHLB	—	Insured by Federal Home Loan Bank
FNMA	—	Insured by Federal National Mortgage Association
GO	—	General Obligation
GTY AGMT	—	Guaranty Agreement
IDA	—	Industrial Development Agency
LOC	—	Letter of Credit
NATL-RE	—	National Reinsurance Corp.
RB	—	Revenue Bond
RN	—	Revenue Notes
RMKT	—	Remarketed
SPA	—	Stand-by Purchase Agreement
TRANS	—	Tax Revenue Anticipation Notes
VRDN	—	Variable Rate Demand Notes

22          The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Schedule of Investments
February 29, 2012 (Unaudited)

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost

Commercial Paper and Corporate Obligations – 21.7%
Amsterdam Funding Corp.
$50,000,000	0.400%		04/09/12	$49,978,333
Argento Variable Funding Co. LLC
80,000,000	0.200		03/01/12	80,000,000
200,000,000	0.471		05/16/12	199,801,556
Aspen Funding Corp.
50,000,000	0.461		05/08/12	49,956,556
165,000,000	0.471		05/11/12	164,847,054
Atlantic Asset Securitization LLC
298,000,000	0.500		03/12/12	297,954,472
150,000,000	0.480	(a)	04/02/12	149,936,000
Atlantis One Funding Corp.
235,000,000	0.516		03/13/12	234,959,658
230,000,000	0.521		03/16/12	229,950,167
307,000,000	0.652		08/02/12	306,146,369
Gemini Securitization Corp. LLC
90,000,000	0.350		03/01/12	90,000,000
200,000,000	0.500		03/12/12	199,969,444
200,000,000	0.430		03/19/12	199,957,000
86,235,000	0.380		04/09/12	86,199,500
Hannover Funding Co. LLC
150,000,000	0.651		03/13/12	149,967,500
60,000,000	0.651		03/22/12	59,977,250
50,000,000	0.551		04/23/12	49,959,514
132,000,000	0.681		05/10/12	131,825,467
100,000,000	0.681		05/17/12	99,854,555
Kells Funding LLC
200,000,000	0.450		03/09/12	199,980,000
250,000,000	0.571		04/18/12	249,810,000
50,000,000	0.420		05/07/12	49,960,917
100,000,000	0.460		05/14/12	99,905,444
LMA Americas LLC
290,000,000	0.580		03/01/12	290,000,000
Matchpoint Master Trust
140,000,000	0.801		03/01/12	140,000,000
160,000,000	0.500		03/05/12	159,991,111
Newport Funding Corp.
150,000,000	0.430		04/02/12	149,942,667
Royal Park Investments Funding Corp.
50,000,000	1.001		03/16/12	49,979,167
110,000,000	1.101		03/16/12	109,949,583
77,338,000	1.051		03/19/12	77,297,398
113,957,000	1.202		04/02/12	113,835,446
100,000,000	1.001		04/03/12	99,908,333
50,000,000	1.102		04/18/12	49,926,667
99,000,000	1.052		04/27/12	98,835,412
Tasman Funding, Inc.
50,000,000	0.250		03/01/12	50,000,000
150,082,000	0.480		04/09/12	150,003,958
129,140,000	0.470		04/16/12	129,062,444
Thames Asset Global Securitization No. 1, Inc.
52,470,000	0.450		04/13/12	52,441,797
50,000,000	0.440		04/17/12	49,971,278
52,200,000	0.455		04/17/12	52,168,992
Versailles Commercial Paper LLC
190,000,000	0.700		03/01/12	190,000,000

TOTAL COMMERCIAL PAPER AND CORPORATE OBLIGATIONS				$5,444,211,009

Fixed Rate Municipal Debt Obligations – 2.1%
Los Angeles Unified School District GO TRANS Series 2011 A
$50,000,000	2.000%		08/01/12	$50,367,200
Regents of the University of California Taxable RN Series 2011 AA-1
28,500,000	0.480		07/01/12	28,500,000
State of New Jersey TRANS Series 2011 C
113,000,000	2.000		06/21/12	113,604,676
State of Texas TRANS Series 2011 A
342,000,000	2.500		08/30/12	345,823,336

TOTAL FIXED RATE MUNICIPAL DEBT OBLIGATIONS				$538,295,212

U.S. Government Agency Obligations – 17.2%
Federal Farm Credit Bank
$43,240,000	0.500	%(b)	11/01/12	$43,240,000
72,300,000	0.640	(b)	12/14/12	72,300,000
Federal Home Loan Bank
243,000,000	0.400		08/16/12	243,000,000
182,000,000	0.400		08/17/12	182,000,000
100,000,000	0.200		09/07/12	99,982,506
162,000,000	0.240		09/28/12	161,996,400
250,000,000	0.230		10/15/12	249,962,701
125,000,000	0.220		10/17/12	124,973,292
175,000,000	0.230		10/24/12	174,949,889
36,000,000	0.230		10/30/12	35,994,279
19,500,000	0.200		12/06/12	19,491,959
19,500,000	0.300		12/06/12	19,500,000
78,500,000	0.300		12/07/12	78,500,000
19,500,000	0.320		12/07/12	19,500,000
77,600,000	0.210		12/10/12	77,573,559
38,500,000	0.320		12/10/12	38,500,000
35,800,000	0.320		12/11/12	35,800,000
142,000,000	0.210		12/13/12	141,951,093
77,600,000	0.300		12/14/12	77,600,000
19,400,000	0.300		12/17/12	19,400,000
14,600,000	0.310		12/17/12	14,600,000
52,600,000	0.210		12/19/12	52,580,439
52,600,000	0.210		12/21/12	52,581,378
5,300,000	0.320		12/21/12	5,300,000
25,500,000	0.200		12/28/12	25,488,658
92,700,000	0.210		12/28/12	92,666,404
51,400,000	0.300		01/11/13	51,400,000
15,000,000	0.200	(b)	07/08/13	14,989,717
29,000,000	0.189	(b)	07/15/13	28,979,839

The accompanying notes are an integral part of these financial statements.          23

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Schedule of Investments (continued)
February 29, 2012 (Unaudited)

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost

U.S. Government Agency Obligations – (continued)

Federal Home Loan Mortgage Corporation
$50,549,000	5.500%		08/20/12	$51,801,430
252,000,000	0.350		12/14/12	252,000,000
495,000,000	0.213	(b)	02/04/13	494,765,407
500,000,000	0.214	(b)	05/03/13	499,762,756
102,000,000	0.214	(b)	06/03/13	101,948,149
Federal National Mortgage Association
199,000,000	0.405	(b)	05/17/13	198,925,669
250,000,000	0.224	(b)	10/03/13	249,838,675
200,000,000	0.221	(b)	11/14/13	199,897,064

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				$4,303,741,263

U.S. Treasury Obligations – 2.0%
United States Treasury Notes
$249,000,000	0.625%		02/28/13	$250,036,918
244,000,000	0.750	(a)	03/31/13	245,439,218

TOTAL U.S. TREASURY OBLIGATIONS				$495,476,136

Variable Rate Municipal Debt Obligations(b) – 14.1%
Alaska Housing Finance Corp. Home Mortgage VRDN RB Floaters Series 2010-3188 (GO of Corp.) (Morgan Stanley Bank)(c)
$800,000	0.310%		12/01/33	$800,000
Alaska Housing Finance Corp. Home Mortgage VRDN RB Series 2009 A
48,830,000	0.140		12/01/40	48,830,000
Alaska State Housing Finance Corp. VRDN RB Governmental Purpose Series 2001 B RMKT (GO of Corp.)
54,400,000	0.110		12/01/30	54,400,000
Allegheny County Industrial Development Authority Pennsylvania VDRN RB Children’s Hospital Project Series 2004 A (Bank of America N.A. LOC)
61,960,000	0.200		10/01/32	61,960,000
Bay Area Toll Authority California Toll Bridge VRDN RB Series 2007 D-2 RMKT (JPMorgan Chase Bank LOC)
84,400,000	0.110		04/01/47	84,400,000
BlackRock MuniEnhanced Fund, Inc. VRDN Tax-Exempt Preferred Series 2011 (Citibank N.A.)(c)
14,700,000	0.300		06/01/41	14,700,000
BlackRock MuniHoldings Investment Quality Fund VRDN Tax-Exempt Preferred Series 2011 W-7-2746 (Bank of America N.A.)(c)
42,200,000	0.260		07/01/41	42,200,000
BlackRock MuniYield Fund, Inc. VRDN Tax-Exempt Preferred Series 2011 W-7-2514 (Bank of America N.A.)(c)
37,700,000	0.260		07/01/41	37,700,000
BlackRock MuniYield Investment Fund VRDN Tax-Exempt Preferred Series 2011 (Citibank N.A.)(c)
7,700,000	0.300		06/01/41	7,700,000
BlackRock MuniYield Quality Fund III, Inc. VRDN Tax-Exempt Preferred Series 2011 (Citibank N.A.)(c)
45,900,000	0.300		06/01/41	45,900,000
Board of Regents of the University of Texas System VRDN RB for Financing System Series 2008 B (University of Texas Investment Management)
60,190,000	0.110		08/01/25	60,190,000
California Health Facilities Financing Authority VRDN RB Refunding for Stanford Hospital Series 2008-B-1
17,000,000	0.100		11/15/45	17,000,000
California Housing Finance Agency VRDN RB for Home Mortgage Series 2008 C (FHLMC) (FNMA)
47,745,000	0.130		08/01/41	47,745,000
California Statewide Communities Development Authority VRDN RB for John Muir Health Series 2008 B (Bank of America N.A. LOC)
48,700,000	0.190		08/15/36	48,700,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2004 L
56,130,000	0.130		04/01/38	56,130,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2008 A
74,800,000	0.130		04/01/32	74,800,000
Charleston Waterworks & Sewer RB for Refunding & Capital Improvement Series 2003 A (Bank of America N.A. SPA)
52,455,000	0.200		01/01/33	52,455,000
City of Portland, Maine GO VRDN (Landesbank Hessen-Thueringen Girozentrale SPA)
25,000,000	0.340		06/01/26	25,000,000
Colorado Health Facilities Authority VRDN RB for Catholic Health Series 2004 B-6 (JPMorgan Chase Bank SPA)
46,400,000	0.130		03/01/44	46,400,000
Colorado Springs Utilities Systems VRDN RB for Subordinated Lien Improvement Series 2005 A (Bank of America N.A. SPA)
96,645,000	0.210		11/01/35	96,645,000
Colorado Springs Utilities VRDN RB Series 2000 A (Bayerische Landesbank) (MBIA)
108,700,000	0.280		11/01/29	108,700,000
Connecticut State Housing Finance Authority Mortgage Finance Program VRDN RB Taxable Series 2010 Subseries A-6 (Bank of America N.A. SPA)
24,800,000	0.220		11/15/39	24,800,000
Connecticut State Housing Finance Authority VRDN RB Housing Mortgage Finance Program Series 2008 E (GO of Authority) (Bank of America N.A. SPA)
87,500,000	0.200		05/15/39	87,500,000
Cook County, Illinois GO VRDN Series 2002 B (Landesbank Hessen-Thueringen Girozentrale SPA)
95,100,000	0.320		11/01/31	95,100,000
Delaware State Health Facilities Authority VRDN RB for Nemours Foundation Project Series 2005 (Bank of America N.A.)
34,815,000	0.230		01/01/35	34,815,000
District of Columbia GO VRDN Refunding Series 2008 D RMKT (Wells Fargo Bank N.A. LOC)
78,935,000	0.140		06/01/34	78,935,000
Fairfax County Economic Development Authority VRDN RB for Smithsonian Institute Series 2003 A (Bank of America N.A. SPA)
17,915,000	0.190		12/01/33	17,915,000
Franklin County Hospital VRDN RB Refunding for Nationwide Children’s Hospital Series 2008 D (PNC Bank N.A. SPA)
22,400,000	0.150		11/01/33	22,400,000
Franklin County Hospital VRDN RB Refunding for Nationwide Children’s Hospital Series 2008 F (PNC Bank N.A. SPA)
25,460,000	0.150		05/01/31	25,460,000
Glendale VRDN COPS for Police Building Project Series 2000 (Morgan Guaranty Trust SPA)
27,400,000	0.160		06/01/30	27,400,000

24          The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Variable Rate Municipal Debt Obligations(b) – (continued)

Guilford County North Carolina GO VRDN Series 2004 C (Bank of America N.A. SPA)
$29,650,000	0.210%	10/01/20	$29,650,000
Harris County Health Facilities Development Corp. VRDN RB Refunding for St. Lukes Episcopal Hospital Series 2005 A RMKT (JPMorgan Chase Bank, Wells Fargo and Baden-Wurttenberg SPA)
91,845,000	0.150	02/15/32	91,845,000
Hawaii State Department of Budget and Finance VRDN RB P-Floats-MT-685 Series 2011 (AMBAC) (Bank of America N.A.)(c)
27,635,000	0.410	03/07/12	27,635,000
Hawaii State Department of Budget and Finance VRDN RB P-Floats-MT-686 Series 2011 (AMBAC) (Bank of America N.A.)(c)
22,610,000	0.420	03/07/12	22,610,000
Highlands County Health Facilities Authority VRDN RB for Adventist Health System Series 2007 A-2
30,000,000	0.120	11/15/37	30,000,000
Illinois State Finance Authority VRDN RB for Northwestern Memorial Hospital Series 2007 A-4 (JPMorgan Chase Bank SPA)
26,605,000	0.130	08/15/42	26,605,000
Illinois State Finance Authority VRDN RB for Southern Illinois Healthcare Series 2008 (JPMorgan Chase Bank N.A. LOC)
52,450,000	0.130	03/01/38	52,450,000
Indiana Finance Authority VRDN RB for Indiana University Health Series 2011 J (JPMorgan Chase Bank LOC)
20,850,000	0.130	03/01/33	20,850,000
Jacksonville Electric Authority Water & Sewer Systems VRDN RB Series 2008-3B-2 (Bank of America N.A. SPA)
56,710,000	0.180	10/01/40	56,710,000
Lehigh County General Purpose Hospital VRDN RB for Valley Health Network Series 2008 C (Bank of America N.A. LOC)
27,985,000	0.200	07/01/29	27,985,000
Los Angeles Community College District GO for Building America Boards Series 2010(c)
16,000,000	0.500	03/07/12	16,000,000
Los Angeles Department of Water & Power VRDN RB for Power System Series 2002 Subseries A-5 (Barclays Bank PLC SPA)
46,300,000	0.140	07/01/35	46,300,000
Maine State Housing Authority VRDN RB Refunding for Park Village Series 2003 (FNMA)
23,100,000	0.200	10/28/32	23,100,000
Maryland Industrial Development Financing Authority Port Facilities VRDN RB Refunding for Occidental Petroleum Corp. Series 2010
24,600,000	0.110	03/01/30	24,600,000
Massachusetts Bay Transportation Authority VRDN RB for General Transportation System Series 2000 A2 (GO of Authority) (Bank of America N.A. SPA)
54,000,000	0.140	03/01/30	54,000,000
Metropolitan Washington Airports Authority VRDN RB Putters Series 2007-1691 (FGIC) (Deutsche Bank A.G.)
12,345,000	0.260	10/01/14	12,345,000
Michigan State University VRDN RB Series 2005 (Landesbank Hessen-Thueringen SPA)
23,975,000	0.210	02/15/34	23,975,000
Mississippi Business Finance Corp. Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2010 A (GTY AGMT Chevron Corp.)
45,600,000	0.100	12/01/30	45,600,000
Mississippi State GO VRDN Series 2007 (Bank of America N.A.)
38,050,000	0.200	09/01/27	38,050,000
Missouri State Health & Educational Facilities Authority VRDN RB for BJC Health System Series 2008 D
75,000,000	0.100	05/15/38	75,000,000
Missouri State Health & Educational Facilities Authority VRDN RB for SSM Health Care System Series 2005 D-4 RMKT (JPMorgan Chase Bank SPA)
41,125,000	0.150	06/01/33	41,125,000
Montana Facility Finance Authority VRDN RB for Sisters Charity Health System Series 2003 (JPMorgan Chase Bank SPA)
31,110,000	0.140	12/01/35	31,110,000
New Jersey State Turnpike Authority VRDN RB Series 1991 D (NATL-RE FGIC) (Societe Generale LOC)
58,740,000	1.350	01/01/18	58,740,000
New York City GO VRDN Series 2002 Subseries C-2 (Bayerische Landesbank LOC)
62,705,000	0.190	08/01/20	62,705,000
New York City Housing Development Corp. VRDN RB for Tribeca Tower Series 1997 A (FNMA)
55,000,000	0.120	11/15/19	55,000,000
New York City Trust For Cultural Resources VRDN RB Refunding for American Museum Natural History Series 2008 A2 (Bank of America N.A. SPA)
30,890,000	0.210	04/01/27	30,890,000
New York State Dormitory Authority Mental Health Services Facilities VRDN RB Series 2011 DB-1022X (AGM) (Deutsche Bank A.G.)(c)
7,835,000	0.280	02/15/33	7,835,000
New York State Housing Finance Agency VRDN RB for 900 8 Avenue Series 2002 A RMKT (FNMA)
30,500,000	0.120	05/15/35	30,500,000
New York State Housing Finance Agency VRDN RB for South Cove Plaza Series 1999 A (FHLMC)
32,000,000	0.120	11/01/30	32,000,000
New York State Local Government Assistance Corp. VRDN RB Refunding Subordinated Lien Series 2003 4V RMKT (GO of Corp.) (Bank of America N.A. SPA)
56,855,000	0.160	04/01/22	56,855,000
New York State Local Government Assistance Corp. VRDN RB Series 1995 C (Landesbank Hessen-Thueringen LOC)
24,700,000	0.160	04/01/25	24,700,000
North Carolina Capital Facilities Finance Agency VRDN RB for Duke University Eagle Series 2006-0012 A (Citibank N.A. SPA)
26,365,000	0.160	10/01/41	26,365,000
Nuveen Municipal Market Opportunity Fund, Inc. VRDN Tax-Exempt Preferred Series 2010 1 (Deutsche Bank A.G.)(c)
27,000,000	0.330	03/01/40	27,000,000
Port Arthur Navigation District Environmental Facilities VRDN RB for Motiva Enterprises LLC Series 2010 Subseries E
69,600,000	0.120	11/01/40	69,600,000
Port Authority of New York & New Jersey VRDN RB ROCS RR-II R-11589 Series 2008 (FGIC GO of Authority) (Citibank N.A.)(c)
18,165,000	0.210	03/01/25	18,165,000
Port Authority of New York & New Jersey VRDN RB Series 2008-636 (CIFG GO of Authority) (Deutsche Bank A.G.)
8,700,000	0.280	09/01/24	8,700,000
Port Authority of New York & New Jersey VRDN RB Series 2011 DB-1023X (Go of Authority) (Deutsche Bank A.G.)(c)
7,085,000	0.280	10/15/21	7,085,000

The accompanying notes are an integral part of these financial statements.          25

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Schedule of Investments (continued)
February 29, 2012 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Variable Rate Municipal Debt Obligations(b) – (continued)

Port Authority of New York & New Jersey VRDN RB Series 2011 DB-1024X (Go of Authority) (Deutsche Bank A.G.)(c)
$10,660,000	0.280%	10/15/25	$10,660,000
Port of Corpus Christi Authority of Nueces County VRDN RB for Flint Hills Resources Series 2002 A (GTY AGMT-Flint Hill Resources)
72,100,000	0.180	07/01/29	72,100,000
Private Colleges & Universities Authority VRDN RB for Emory University Series 2005 C2 RMKT
29,125,000	0.130	09/01/24	29,125,000
Private Colleges & Universities Authority VRDN RB for Emory University Series 2005 C-3 RMKT
27,350,000	0.130	09/01/24	27,350,000
Purdue University VRDN RB for Student Facilities System Series 2007 C
19,335,000	0.100	07/01/32	19,335,000
San Antonio Electric & Gas VRDN RB P-Floats-MT-742 Series 2011 (Bank of America N.A.)(c)
33,780,000	0.220	03/07/12	33,780,000
Santa Clara County Election of 2008 GO VRDN Floaters Series 2009-19C (Wells Fargo Bank N.A.)(c)
25,785,000	0.160	08/01/39	25,785,000
Santa Clara County Financing Authority VRDN RB Multiple Facilities Projects Series 2008 M (Bank of America N.A. LOC)
18,490,000	0.230	05/15/35	18,490,000
St. James Parish VRDN RB for Nucor Steel LLC Project Series 2010 A-1 (GTY AGMT-Nucor Corp.)
78,900,000	0.120	11/01/40	78,900,000
Texas State GO VRDN Refunding for Taxable Veterans Land Series 2005 RMKT (JPMorgan Chase Bank SPA)
12,905,000	0.160	12/01/26	12,905,000
Texas State GO VRDN Refunding for Taxable Veterans Series 2002 (Landesbank Hassen-Thueringen SPA)
27,085,000	0.160	12/01/21	27,085,000
Texas State GO VRDN Refunding for Taxable Veterans Series 2011 C (Wells Fargo & Co. SPA)
33,995,000	0.100	06/01/42	33,995,000
Texas State GO VRDN Refunding Taxable Series 2010 E (Sumitomo Mitsui Banking Corp. LOC)
24,200,000	0.160	06/01/32	24,200,000
Triborough Bridge & Tunnel Authority VRDN RB Series 2001 C RMKT (JPMorgan Chase Bank SPA)
44,240,000	0.140	01/01/32	44,240,000
Triborough Bridge & Tunnel Authority VRDN RB Series 2005 Subseries B-3 (GO of Authority) (Bank of America N.A. SPA)
61,330,000	0.200	01/01/32	61,330,000
University of California VRDN RB Taxable Series 2011 Z-2
10,000,000	0.120	07/10/41	10,000,000
University of Illinois VRDN COPS for Utility Infrastructure Series 2004 (Bank of America N.A. SPA)
76,425,000	0.190	08/15/21	76,425,000
University of Michigan VRDN RB for Medical Service Plan Series 1995 A
17,300,000	0.100	12/01/27	17,300,000
University of New Mexico VRDN RB Refunding Subordinated Lien Systems Series 2002 C (JPMorgan Chase Bank SPA)
36,190,000	0.130	06/01/30	36,190,000
Virginia College Building Authority VRDN RB University of Richmond Project Series 2004 (Bank of America N.A. SPA)
30,000,000	0.230	08/01/34	30,000,000
Washington State Health Care Facilities Authority VRDN RB Austin Trust Certificates for Children’s Hospital Regional Medical Center Series 2008-1180 (Bank of America N.A.)
27,600,000	0.220	10/01/35	27,600,000
Washington State Health Care Facilities Authority VRDN RB for Children’s Hospital Series 2008 RMKT (Bank of America N.A. LOC)
28,000,000	0.250	10/01/28	28,000,000
Washington State Housing Finance Commission VRDN RB for Vintage at Spokane Senior Living Project Series 2006 A (FNMA)
7,500,000	0.180	08/15/40	7,500,000
Wisconsin Housing & Economic Development Authority Home Ownership VRDN RB Series 2008 A (FNMA LOC) (FHLMC LOC)
495,000	0.130	09/01/38	495,000

TOTAL VARIABLE RATE MUNICIPAL DEBT OBLIGATIONS			$3,533,155,000

Variable Rate Obligations(b) – 2.7%
JPMorgan Chase Bank NA
$255,000,000	0.595%	03/18/13	$255,000,000
400,000,000	0.366	03/21/13	400,000,000
University of California VRDN RB Taxable Series 2011 Y-2
14,200,000	0.348	07/01/12	14,200,000

TOTAL VARIABLE RATE OBLIGATIONS			$669,200,000

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS			$14,984,078,620

Repurchase Agreements(d) – 41.3%
Barclays Capital, Inc.
$150,200,000	0.180%	03/01/12	$150,200,000
Maturity Value: $150,200,751
Collateralized by Federal Home Loan Bank, 0.875%, due 12/27/13 and Federal Home Loan Mortgage Corp., 0.625% to 5.500%, due 12/28/12 to 07/18/16. The aggregate market value of the collateral, including accrued interest, was $153,204,432.

300,000,000	0.150	03/16/12	300,000,000
Maturity Value: $300,035,000
Settlement Date: 02/17/12
Collateralized by Federal Home Loan Mortgage Corp., 4.000% to 6.500%, due 07/01/18 to 01/01/41, Federal National Mortgage Association, 3.000% to 8.000%, due 06/01/17 to 01/01/42 and Government National Mortgage Association, 5.000% to 6.000%, due 01/15/39 to 04/15/40. The aggregate market value of the collateral, including accrued interest, was $306,000,002.

26          The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Repurchase Agreements(d) – (continued)

BNP Paribas Securities Corp.
$500,000,000	0.090%	03/02/12	$500,000,000
Maturity Value: $500,011,250
Settlement Date: 02/22/12
Collateralized by Federal Home Loan Mortgage Corp., 3.500% to 6.500%, due 09/01/24 to 02/01/42 and Federal National Mortgage Association, 3.500% to 6.500%, due 11/01/20 to 02/01/42. The aggregate market value of the collateral, including accrued interest, was $510,000,001.

200,000,000	0.190	03/15/12	200,000,000
Maturity Value: $200,031,667
Settlement Date: 02/14/12
Collateralized by Federal Home Loan Mortgage Corp., 3.500% to 7.000%, due 01/01/15 to 02/01/42 and Federal National Mortgage Association, 3.000% to 7.000%, due 03/01/14 to 09/01/41. The aggregate market value of the collateral, including accrued interest, was $203,999,998.

BNYMellon Investments
200,000,000	0.170	03/01/12	200,000,000
Maturity Value: $200,000,944
Collateralized by U.S. Treasury Note, 0.500%, due 08/15/14. The market value of the collateral, including accrued interest, was $204,079,631.

Deutsche Bank Securities, Inc.
500,000,000	0.200	03/01/12	500,000,000
Maturity Value: $500,002,778
500,000,000	0.200	03/12/12	500,000,000
Maturity Value: $500,086,111
Settlement Date: 02/10/12
Shared collateral consisting of Federal Home Loan Mortgage Corp., 5.500%, due 09/01/38 to 03/01/39, Federal National Mortgage Association, 3.000% to 9.000%, due 10/01/12 to 07/01/51 and Government National Mortgage Association, 4.000% to 5.000%, due 08/15/39 to 02/20/42. The aggregate market value of the collateral, including accrued interest, was $1,030,176,413

J.P. Morgan Securities LLC
225,000,000	0.470	03/01/12	225,000,000
Maturity Value: $225,002,938
Collateralized by various asset-backed obligations, 0.384% to 8.579%, due 05/25/29 to 03/20/51 and a corporate security issuer, 8.000%, due 01/15/24. The aggregate market value of the collateral, including accrued interest, was $247,500,820.

125,000,000	0.840 (e)	04/23/12	125,000,000
Maturity Value: $125,265,417
Settlement Date: 01/23/12
Collateralized by various asset-backed obligations, 0.344% to 8.850%, due 05/15/32 to 03/25/47. The aggregate market value of the collateral, including accrued interest, was $137,500,998.

Joint Repurchase Agreement Account III
5,100,000,000	0.185	03/01/12	5,100,000,000

Merrill Lynch Government Securities, Inc.
520,000,000	0.190	03/01/12	520,000,000
Maturity Value: $520,002,744
Collateralized by Government National Mortgage Association, 4.500%, due 04/20/41 to 07/20/41. The aggregate market value of the collateral, including accrued interest, was $530,400,000.

Societe Generale
1,250,000,000	0.170	03/01/12	1,250,000,000
Maturity Value: $1,250,005,903
Collateralized by various corporate security issuers, 5.375% to 5.500%, due 06/15/38 to 04/01/56, Federal Farm Credit Bank, 0.313% to 1.640%, due 12/06/13 to 01/25/18, Federal Home Loan Bank, 0.150% to 1.500%, due 01/16/13 to 02/16/24, Federal National Mortgage Association, 0.500% to 4.750%, due 11/19/12 to 11/27/19 and Resolution Funding Corporation Stripped Security, 0.000%, due 01/15/21. The aggregate market value of the collateral, including accrued interest, was $1,275,000,561.

UBS Securities LLC
40,000,000	0.140	03/01/12	40,000,000
Maturity Value: $40,000,156
Collateralized by U.S. Treasury Bond, 3.125%, due 02/15/42. The market value of the collateral, including accrued interest, was $40,800,076.
500,000,000	0.160	03/12/12	500,000,000
Maturity Value: $5,000,844,444
Settlement Date: 02/03/12
Collateralized by Federal Home Loan Mortgage Corp., 3.000% to 5.000%, due 03/01/26 to 03/01/42 and Federal National Mortgage Association, 3.500% to 6.000%, due 08/01/26 to 12/01/41. The aggregate market value of the collateral, including accrued interest, was $510,000,001.

Wells Fargo Securities LLC
250,000,000	0.320	03/01/12	250,000,000
Maturity Value: $250,002,222
Collateralized by various asset-backed obligations, 0.000% to 9.318%, due 12/20/13 to 09/25/51, various corporate security issuers, 0.927% to 9.500%, due 07/13/12 to 12/29/49, various government guaranteed notes, 0.000% to 5.500%, due 10/01/15 to 12/04/23 and various mortgage-backed obligations, 0.849% to 7.740%, due 10/15/20 to 02/12/49. The aggregate market value of the collateral, including accrued interest, was $262,158,687.

TOTAL REPURCHASE AGREEMENTS			$10,360,200,000

TOTAL INVESTMENTS – 101.1%			$25,344,278,620

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.1)%			(272,179,221)

NET ASSETS – 100.0%			$25,072,099,399

The accompanying notes are an integral part of these financial statements.          27

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Schedule of Investments (continued)
February 29, 2012 (Unaudited)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	All or a portion represents a forward commitment.

(b)	Variable or floating rate security. Interest rate disclosed is that which is in effect at February 29, 2012.

(c)	Security not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At February 29, 2012, these securities amounted to $345,555,000 or approximately 1.4% of net assets.

(d)	Unless noted, all repurchase agreements were entered into on February 29, 2012. Additional information on Joint Repurchase Agreement Account III appears on pages 54 and 55.

(e)	Security has been determined to be illiquid by the Investment Adviser. At February 29, 2012, these securities amounted to $125,000,000 or approximately 0.5% of net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
CIFG	—	CDC (Caisse des Dépôts et Consignations) IXIS Financial Guarantee
COPS	—	Certificates of Participation
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHLMC	—	Insured by Federal Home Loan Mortgage Corp.
FNMA	—	Insured by Federal National Mortgage Association
GO	—	General Obligation
GTY AGMT	—	Guaranty Agreement
LOC	—	Letter of Credit
MBIA	—	Insured by Municipal Bond Investors Assurance
NATL-RE	—	National Reinsurance Corp.
RB	—	Revenue Bond
RN	—	Revenue Notes
RMKT	—	Remarketed
ROCS	—	Reset Option Certificates
RR	—	Revenue Refunding
SPA	—	Stand-by Purchase Agreement
TRANS	—	Tax Revenue Anticipation Notes
VRDN	—	Variable Rate Demand Notes

28          The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TAX-EXEMPT CALIFORNIA FUND

Schedule of Investments
February 29, 2012 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Municipal Debt Obligations – 92.3%
California – 91.8%
Bay Area Toll Authority California Toll Bridge VRDN RB CR-PT-4708 Series 2011 (Bank of America N.A.)(a)
$1,000,000	0.220%	03/07/12	$1,000,000
Bay Area Toll Authority California Toll Bridge VRDN RB for San Francisco Bay Area Spears Series 2011-DB-1043 (Deutsche Bank A.G.)(a)
4,300,000	0.260	04/01/39	4,300,000
Bay Area Toll Authority California Toll Bridge VRDN RB Putters Series 2007-1962 (JP Morgan Chase Bank)
1,400,000	0.160	04/01/14	1,400,000
Bay Area Toll Authority California Toll Bridge VRDN RB Series 2006 C4-RMKT (Lloyds TSB Bank PLC LOC)
1,000,000	0.140	04/01/45	1,000,000
California Educational Facilities Authority VRDN RB Eagle Series 2007-0064 Class A (Citibank N.A.)
1,000,000	0.160	10/01/37	1,000,000
California Educational Facilities Authority VRDN RB Floater Certificates Series 2009-42C (GO of Institution) (Wells Fargo Bank N.A.)(a)
1,000,000	0.160	11/01/39	1,000,000
California Educational Facilities Authority VRDN RB for Claremont McKenna College Putters Series 2009-3580 (JP Morgan Chase Bank)(a)
2,025,000	0.160	01/01/16	2,025,000
California Educational Facilities Authority VRDN RB for University of Southern California Floater Trust Series 2009-11B Reg D (Barclays Bank PLC)(a)
2,300,000	0.140	10/01/38	2,300,000
California Educational Facilities Authority VRDN RB for University of Southern California Putters Series 2008-2953 (JP Morgan Chase Bank)
2,300,000	0.160	10/01/15	2,300,000
California Educational Facilities Authority VRDN RB for University of Southern California Putters Series 2009-3424 (JP Morgan Chase Bank)(a)
690,000	0.160	10/01/16	690,000
California Health Facilities Financing Authority VRDN RB Floater Certificates Series 2011-74C (GTY AGMT-Wells Fargo Bank N.A.)(a)
800,000	0.160	11/15/40	800,000
California Health Facilities Financing Authority VRDN RB Floaters Series 2007-1858 (GTY AGMT-Wells Fargo & Co.)
5,591,000	0.160	11/15/42	5,591,000
California Health Facilities Financing Authority VRDN RB for Adventist Health System P-Floats-PT-4699 Series 2011 (NATL-RE) (GTY AGMT-Bank of America N.A.)(a)
1,900,000	0.420	03/07/12	1,900,000
California Health Facilities Financing Authority VRDN RB for Kaiser Permanente Series 2006 C
1,800,000	0.130	06/01/41	1,800,000
California Health Facilities Financing Authority VRDN RB for Providence Health Services Putters Series 2010-3630 (JP Morgan Chase Bank)(a)
2,440,000	0.160	10/01/17	2,440,000
California Health Facilities Financing Authority VRDN RB for Scripps Health Series 2008 B (Wells Fargo Bank N.A. LOC)
1,875,000	0.120	10/01/31	1,875,000
California Health Facilities Financing Authority VRDN RB for Sutter Health ROCS RR-II R-11952 Series 2011 (Citibank N.A.)(a)
1,500,000	0.160	08/15/18	1,500,000
California Health Facilities Financing Authority VRDN RB Refunding for Stanford Hospital Series 2008-B-1
9,500,000	0.100	11/15/45	9,500,000
California Health Facilities Financing Authority VRDN RB Sutter Health Putters Series 2010-3765 (JP Morgan Chase Bank)(a)
1,500,000	0.160	05/15/39	1,500,000
California Infrastructure & Economic Development Bank VRDN RB Refunding for J. Paul Getty Series 2007 A-2 RMKT
2,200,000	0.120	10/01/47	2,200,000
California Municipal Finance Authority VRDN RB for Chevron USA, Inc. Recovery Zone Series 2010 A (GTY AGMT-Chevron Corp.)
8,400,000	0.120	11/01/35	8,400,000
California School Cash Reserve Program Authority TRANS Series 2012 S
750,000	2.000	12/31/12	760,636
California School Cash Reserve Program Authority TRANS Series 2012 U
1,000,000	2.000	12/31/12	1,012,484
California School Cash Reserve Program Authority TRANS Series 2012 W
1,000,000	2.000	01/31/13	1,012,801
California State Department of Water Resources Center Valley Project VRDN RB ROCS RR-II R-11970-1 Series 2011 (Citibank N.A.)(a)

1,600,000	0.160	12/01/18	1,600,000
California State Department of Water Resources Center Valley Project VRDN RB ROCS RR-II R-11993 Series 2011 (BHAC-CR) (Citibank N.A.)(a)
700,000	0.160	09/13/12	700,000
California State Department of Water Resources RB Series 2002 A (AMBAC)
885,000	5.500	05/01/12	901,504
California State Department of Water Resources RB Series 2002 A (XLCA)
1,000,000	5.375	05/01/12	1,018,558
California State Department of Water Resources RB Unrefunded Balance Series 2002 A (AMBAC)
500,000	5.500	05/01/12	509,298
California State Department of Water Resources VRDN RB Putters Series 2012-4059 (JP Morgan Chase Bank)(a)
2,000,000	0.130	05/01/13	2,000,000
California State University VRDN RB ROCS RR-II R-11568 Series 2008 (BHAC-CR AGM) (Citibank N.A.)
3,000,000	0.170	05/01/16	3,000,000
California Statewide Communities Development Authority CP for Kaiser Permanente Series 2009 B-1
2,500,000	0.370	03/01/12	2,500,000
California Statewide Communities Development Authority CP for Kaiser Permanente Series 2009-D
2,000,000	0.310	05/11/12	2,000,000
California Statewide Communities Development Authority VRDN RB for Health Facility Community Hospital Monterey Peninsula Series 2011 B (U.S. Bank N.A. LOC)
7,500,000	0.110	06/01/33	7,500,000
California Statewide Communities Development Authority VRDN RB for John Muir Health Series 2008 C (Wells Fargo Bank N.A. LOC)
750,000	0.140	08/15/27	750,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2002 C (GTY AGMT-Kaiser Foundation Health Plan Inc., Kaiser Hospital Asset Management Inc., and Kaiser Health Plan Asset Management Inc.)

1,955,000	3.850	11/01/29	1,972,192

The accompanying notes are an integral part of these financial statements.          29

FINANCIAL SQUARE TAX-EXEMPT CALIFORNIA FUND

Schedule of Investments (continued)
February 29, 2012 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Municipal Debt Obligations – (continued)
California – (continued)

California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2003 B (GTY AGMT-Kaiser Foundation Health Plan Inc., Kaiser Hospital Asset Management Inc. and Kaiser Health Plan Asset Management Inc.)

$2,000,000	0.130%	08/15/25	$2,000,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2004 L
1,250,000	0.130	04/01/38	1,250,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2004 M
900,000	0.130	04/01/38	900,000
Chino Basin Regional Financing Authority VRDN RB Refunding for Inland Empire Utilities Series 2008 B (Lloyds TSB Bank PLC LOC)
2,440,000	0.110	06/01/32	2,440,000
City & County of San Francisco GO for Earthquake Safety & Emergency Response Series 2012 A(b)
1,000,000	2.000	06/15/12	1,005,060
City of Los Angeles California Wastewater System VRDN RB Refunding Series 2008 Subseries D (JPMorgan Chase Bank LOC)
2,500,000	0.140	06/01/28	2,500,000
City of Santa Rosa California Waste Water VRDN RB Refunding Series 2004 A (Landesbank Baden-Wurttemberg LOC)
900,000	0.630	09/01/33	900,000
Eastern California Municipal Water & Sewer District VRDN COPS Refunding Series 2008 D (U.S. Bank N.A. SPA)
3,000,000	0.100	07/01/23	3,000,000
Glendale VRDN COPS for Police Building Project Series 2000 (Morgan Guaranty Trust SPA)
2,900,000	0.160	06/01/30	2,900,000
Irvine Ranch California Water District GO VRDN Series 1995 (Sumitomo Mitsui Banking Corp. LOC)
3,400,000	0.120	01/01/21	3,400,000
Los Angeles Community College District GO VRDN Stics Certificates Series 2011-O-4 (Royal Bank of Canada)(a)
2,500,000	0.130	08/01/33	2,500,000
Los Angeles Community Redevelopment Agency MF Hsg. VRDN RB for Metropolitan Apartments Series 1985 RMKT (FNMA)
7,445,000	0.090	12/15/24	7,445,000
Los Angeles County Housing Authority MF Hsg. VRDN RB Refunding for Malibu Meadows II Series 1998 C (FNMA)
2,200,000	0.120	04/15/28	2,200,000
Los Angeles County Housing Authority MF Hsg. VRDN RB Refunding for Malibu Meadows Project Series 1998 B (FNMA)
2,436,000	0.120	04/15/28	2,436,000
Los Angeles County Metropolitan Transportation Authority Sales Tax VRDN RB Refunding Proposition C-2nd Series 2009 A-2 (Mizuho Corp. Bank SPA)
10,000,000	0.100	07/01/23	10,000,000
Los Angeles County Metropolitan Transportation Authority Sales Tax VRDN RB ROCS RR-II R-12239 Series 2009 (NATL-RE) (Citibank N.A.)(a)
1,500,000	0.130	06/01/13	1,500,000
Los Angeles County Schools Pooled Financing Program TRANS Series 2012 B-1 (GO of Participants)(b)
1,000,000	2.000	11/30/12	1,013,050
Los Angeles County Schools Pooled Financing Program TRANS Series 2012 B-4 (GO of Participants)(b)
500,000	2.000	01/31/13	506,380
Los Angeles Department of Airports Municipal Trust Receipts VRDN RB Floater Trust Series 2010-27B (Barclays Bank PLC)(a)
1,600,000	0.150	05/15/40	1,600,000
Los Angeles Department of Airports Municipal Trust Receipts VRDN RB for Los Angeles International Airport Floater Trust Series 2010-80W (Barclays Bank PLC)(a)
5,245,000	0.150	05/15/31	5,245,000
Los Angeles Department of Airports VRDN RB for Los Angeles International Airport Putters Series 2010-3839 (JP Morgan Chase Bank)(a)
2,000,000	0.160	05/15/33	2,000,000
Los Angeles Department of Airports VRDN RB ROCS RR-II R-11881 Series 2010 (Citibank N.A.)(a)
2,500,000	0.160	05/15/18	2,500,000
Los Angeles Department of Water & Power VRDN RB for Power System Series 2002 Subseries A-3 (Scotiabank SPA)
1,000,000	0.100	07/01/35	1,000,000
Los Angeles Department of Water & Power VRDN RB for Power System Series 2002 Subseries A-5 (Barclays Bank PLC SPA)
700,000	0.140	07/01/35	700,000
Los Angeles Department of Water & Power VRDN RB Series 2001 Subseries B-1 (Wells Fargo Bank N.A. SPA)
1,450,000	0.150	07/01/34	1,450,000
Los Angeles Department of Water & Power VRDN RB Series 2001 Subseries B-6 (Royal Bank of Canada SPA)
1,300,000	0.080	07/01/34	1,300,000
Los Angeles Department of Water & Power Waterworks VRDN RB Series 2001 Subseries B-4 (Wells Fargo Bank N.A. SPA)
1,800,000	0.150	07/01/35	1,800,000
Los Angeles Unified School District GO TRANS Series 2011 A
2,950,000	2.000	08/01/12	2,971,136
Los Angeles Unified School District VRDN COPS for Administration Building Project Series 2008 A (Bank of America N.A. LOC)
1,800,000	0.220	10/01/24	1,800,000
Metropolitan Water District of Southern California RB Authorization Series 2004 B-3 (NATL-RE)
3,830,000	5.000	10/01/12	3,935,846
Metropolitan Water District of Southern California VRDN RB Floater Trust Series 2009-8B Reg. D (Barclays Bank PLC)(a)
2,800,000	0.150	07/01/35	2,800,000
Metropolitan Water District of Southern California VRDN RB P-Floats-MT Series 2011-774 (Bank of America N.A.)(a)
1,495,000	0.260	03/07/12	1,495,000
Metropolitan Water District of Southern California VRDN RB Refunding Series 2008 A-2 (Barclays Bank PLC SPA)
2,600,000	0.120	07/01/37	2,600,000
Orange County Apartment Development VRDN RB Refunding for Larkspur Canyon Apartments Series 1997 A (FNMA)
200,000	0.110	06/15/37	200,000
Orange County Apartment Development VRDN RB Refunding for Park Ridge Villas Series 1998 (FNMA)
4,000,000	0.120	11/15/28	4,000,000
Orange County Apartment Development VRDN RB Refunding for Riverbend Apartments Series 1999 B (FHLMC)
2,600,000	0.120	12/01/29	2,600,000

30          The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TAX-EXEMPT CALIFORNIA FUND

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Municipal Debt Obligations – (continued)
California – (continued)

Orange County Sanitation District VRDN COPS Putters Series 2010-3773Z (AGM) (JP Morgan Chase Bank)(a)
$3,400,000	0.160%	08/01/15	$3,400,000
Orange County Water District VRDN COPS Putters Series 2010-3686Z (JP Morgan Chase Bank)(a)
2,000,000	0.160	02/15/18	2,000,000
Pasadena California Certificates Partner VRDN COPS Refunding Series 2008 A (Bank of America N.A. LOC)
2,000,000	0.180	02/01/35	2,000,000
Riverside County Transportation Commission VRDN RB Limited Tax Series 2009 B (JP Morgan Chase Bank SPA)
4,875,000	0.160	06/01/29	4,875,000
Sacramento County Housing Authority VRDN RB Refunding for River Terrace Apartments C-RMKT Series 1996 (FNMA)
2,600,000	0.120	07/15/29	2,600,000
Sacramento Municipal Utility District VRDN RB Series 2012 L (U.S. Bank N.A. LOC)
1,000,000	0.130	08/15/41	1,000,000
Sacramento Municipal Utility District VRDN RB Series 2012 M (U.S. Bank N.A. LOC)
1,000,000	0.130	08/15/41	1,000,000
Sacramento Suburban Water District VRDN COPS Refunding Series 2009 A (Sumitomo Mitsui Banking Corp. LOC)
4,500,000	0.120	11/01/34	4,500,000
San Diego Community College District GO VRDN Floater Series 2011-0-8 (Royal Bank of Canada)(a)
1,000,000	0.130	08/01/19	1,000,000
San Diego Community College District GO VRDN Putters Series 2009-3415 (JP Morgan Chase Bank)(a)
570,000	0.160	02/01/17	570,000
San Diego Community College District GO VRDN Putters Series 2010-3676Z (AGM) (JP Morgan Chase Bank)(a)
3,335,000	0.160	11/01/13	3,335,000
San Diego County Regional Transportation Commission VRDN RB Limited Tax Series 2008 C (Mizuho Corp. Bank SPA)
2,600,000	0.130	04/01/38	2,600,000
San Diego Unified School District GO TRANS Series 2011
1,500,000	2.000	08/07/12	1,511,506
San Diego Unified School District GO VRDN Floater Series 2011-97C (AGM) (Wells Fargo Bank N.A.)(a)
1,000,000	0.160	07/01/28	1,000,000
San Diego Unified School District GO VRDN Putters Series 2011-3934 (JP Morgan Chase & Co.)(a)
1,450,000	0.130	08/07/12	1,450,000
San Francisco County Transportation Authority CP Notes Limited Tax Series 2012 B
4,500,000	0.220	03/09/12	4,500,000
Santa Clara Valley Transportation Authority Sales Tax VRDN RB Refunding for Measure A Series 2008 D RMKT (Sumitomo Mitsui Banking Corp. SPA)
5,500,000	0.100	04/01/36	5,500,000
Sonoma County GO VRDN Putters Series 2011-4000 (JP Morgan Chase & Co.)(a)
7,850,000	0.130	10/25/12	7,850,000
Sonoma Marin Area Rail Transportation District VRDN RB for Sales & Use Tax Series 2011 A
1,000,000	1.000	03/01/29	1,001,840
Southern California Public Power Authority VRDN RB for Milford Wind Corridor Phase II Project Spears Series 2012-DB-1048 (Deutsche Bank A.G.)
1,000,000	0.260	07/01/31	1,000,000
Southern California Public Power Authority VRDN RB Refunding for Magnolia Power Project Series 2009 A-1 (U.S. Bank N.A. LOC)
1,000,000	0.110	07/01/36	1,000,000
State of California GO VRDN Floating Series 2003 B-3-RMKT (JPMorgan Chase & Co. LOC, California Public Employees Retirement LOC and California State Teachers Retirement LOC)
1,200,000	0.130	05/01/33	1,200,000
The Regents of University of California Medical Center Pooled VRDN RB Series 2007 B-2 (Wells Fargo Bank N.A. SPA)
1,600,000	0.120	05/15/32	1,600,000
University of California VRDN RB Floater Certificates Series 2009-7C (Wells Fargo Bank N.A.)(a)
1,600,000	0.160	05/15/39	1,600,000
University of California VRDN RB Putters Series 2008-2649Z (JPMorgan Chase Bank)
3,800,000	0.160	05/15/14	3,800,000
University of California VRDN RB Putters Series 2009-3368 (JP Morgan Chase Bank)(a)
1,500,000	0.160	11/15/16	1,500,000
University of California VRDN RB ROCS RR-II R-11661 Series 2008 (AGM) (Citibank N.A.)
2,000,000	0.160	05/15/32	2,000,000
Victor Valley Community College District GO VRDN Floater Certificates Series 2009-34C (Wells Fargo Bank N.A.)(a)
4,700,000	0.160	08/01/44	4,700,000
West Basin Municipal Water District VRDN RB Series 2011-DB-1035 (Deutsche Bank A.G.)(a)
3,340,000	0.260	08/01/36	3,340,000

			243,084,291

Puerto Rico – 0.5%
Puerto Rico Sales Tax Financing Corp. VRDN RB Floater Trust Series 2010-65W (Barclays Bank PLC)(a)
1,000,000	0.270	08/01/57	1,000,000
Puerto Rico Sales Tax Financing Corp. VRDN RB ROCS-RR-II R-11890 Series 2010 (Citibank N.A.)(a)
400,000	0.160	02/01/48	400,000

			1,400,000

TOTAL INVESTMENTS – 92.3%			$244,484,291

OTHER ASSETS IN EXCESS OF LIABILITIES – 7.7%			20,339,110

NET ASSETS – 100.0%			$264,823,401

The accompanying notes are an integral part of these financial statements.          31

FINANCIAL SQUARE TAX-EXEMPT CALIFORNIA FUND

Schedule of Investments (continued)
February 29, 2012 (Unaudited)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At February 29, 2012, these securities amounted to $76,540,000 or approximately 28.9% of net assets.

(b)	All or a portion represents a forward commitment.

Interest rates represent either the stated coupon rate, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
BHAC	—	Berkshire Hathaway Assurance Corp.
COPS	—	Certificates of Participation
CP	—	Commercial Paper
CR	—	Custodial Receipts
FHLMC	—	Insured by Federal Home Loan Mortgage Corp.
FNMA	—	Insured by Federal National Mortgage Association
GO	—	General Obligation
GTY AGMT	—	Guaranty Agreement
LOC	—	Letter of Credit
MF Hsg	—	Multi-Family Housing
NATL-RE	—	National Reinsurance Corp.
RB	—	Revenue Bond
RMKT	—	Remarketed
ROCS	—	Reset Option Certificates
RR	—	Revenue Refunding
SPA	—	Stand-by Purchase Agreement
TRANS	—	Tax Revenue Anticipation Notes
VRDN	—	Variable Rate Demand Notes
XLCA	—	XL Capital Assurance Inc.

32          The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TAX-EXEMPT NEW YORK FUND

Schedule of Investments
February 29, 2012 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Municipal Debt Obligations – 91.1%
New York – 89.1%
Buffalo Municipal Water Finance Authority Water Systems VRDN RB Refunding Series 2008 (JPMorgan Chase Bank N.A. LOC)
$6,100,000	0.120%	07/01/35	$6,100,000
Erie County IDA School Facility VRDN RB for City School District Buffalo Project Series 2008-3053X (AGM) (Bank of America N.A.)
2,200,000	0.360	05/01/28	2,200,000
Long Island Power Authority Electric System VRDN RB Series 1998 Subseries 1A RMKT (Bayerische Landesbank LOC and Landesbank Baden-Wurttemberg LOC)
2,900,000	0.240	05/01/33	2,900,000
Long Island Power Authority Electric System VRDN RB Series 1998-2 Subseries 2A (Westdeutsche Landesbank LOC)
1,300,000	0.240	05/01/33	1,300,000
Long Island Power Authority Electric System VRDN RB Series 1998-2 Subseries 2B (Bayerische Landesbank LOC)
3,300,000	0.180	05/01/33	3,300,000
Metropolitan Transportation Authority Dedicated Tax Fund VRDN RB P-Floats-MT Series 2011-790 (NATL-RE) (Bank of America N.A.)(a)
1,735,000	0.240	03/07/12	1,735,000
Metropolitan Transportation Authority Dedicated Tax Fund VRDN RB Refunding – Floating Series 2008 Subseries B-3A-RMKT
500,000	0.560	11/01/28	500,337
Monroe County Industrial Development Corp. VRDN RB Floater Series 2011-98C (GTY AGMT-Wells Fargo Bank N.A.)(a)
1,000,000	0.170	07/01/41	1,000,000
Nassau County IDA Civic Facility VRDN RB Refunding & Improvement for Cold Spring Harbor Laboratory Series 1999 RMKT (TD Bank N.A. SPA)
5,865,000	0.080	01/01/34	5,865,000
Nassau County Interim Finance Authority RB Sales Tax Secured Series 2004H (AMBAC)
4,000,000	5.250	11/15/12	4,140,754
Nassau County Interim Finance Authority RB Sales Tax Secured Series 2005 D (NATL-RE)
1,105,000	5.000	11/15/12	1,142,008
New York City GO Series 2010 A
450,000	2.000	08/01/12	453,092
New York City GO VRDN Series 1996 J Subseries J-2 RMKT (Westdeutsche Landesbank LOC)
200,000	0.200	02/15/16	200,000
New York City GO VRDN Series 2002 C Subseries C-3B RMKT (Lloyds TSB Bank PLC)
400,000	0.130	08/01/20	400,000
New York City GO VRDN Series 2002 Subseries C-2 (Bayerische Landesbank LOC)
300,000	0.190	08/01/20	300,000
New York City GO VRDN Series 2006 I Subseries I-4 (Bank of New York Mellon LOC)
200,000	0.150	04/01/36	200,000
New York City GO VRDN Series 2008 Subseries L-3 (Bank of America N.A. SPA)
1,500,000	0.190	04/01/36	1,500,000
New York City GO VRDN Stics Certificates Series 2011 O-3 (Royal Bank of Canada)(a)
1,430,000	0.130	10/01/26	1,430,000
New York City Health & Hospital Corp. VRDN RB Health System Series 2008 B (GO of Corp.) (TD Bank N.A. LOC)
2,000,000	0.110	02/15/31	2,000,000
New York City Health & Hospital Corp. VRDN RB Health System Series 2008 C (GO of Corp.) (TD Bank N.A. LOC)
3,500,000	0.100	02/15/31	3,500,000
New York City Housing Development Corp. MF Hsg. VRDN RB for 2 Gold Street Series 2006 A (FNMA)
600,000	0.130	04/15/36	600,000
New York City Housing Development Corp. MF Hsg. VRDN RB for 90 West Street Series 2006 A (FNMA)
4,600,000	0.130	03/15/36	4,600,000
New York City Housing Development Corp. MF Mtge. VRDN RB for 201 Pearl Street Development Series 2006 A (FNMA)
1,500,000	0.130	10/15/41	1,500,000
New York City Municipal Water Finance Authority VRDN RB Series 2003 F Subseries F-2 (Bayerische Landesbank SPA)
2,200,000	0.180	06/15/35	2,200,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Second General Resolution Series 2006 CC-1 (The Bank of Nova Scotia SPA)
900,000	0.130	06/15/38	900,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Series 2008 Subseries B-4 (Royal Bank of Canada SPA)
4,150,000	0.130	06/15/23	4,150,000
New York City Transitional Finance Authority VRDN RB for Future Tax Secured Floater Certificates Series 2011-133C (Wells Fargo Bank N.A.)(a)
1,000,000	0.170	11/01/38	1,000,000
New York City Transitional Finance Authority VRDN RB for Future Tax Secured Putters Series 2012-4043 (JPMorgan Chase & Co.)(a)
2,000,000	0.130	04/01/14	2,000,000
New York City Transitional Finance Authority VRDN RB for Future Tax Secured Series 1999 Subseries B-3 (JPMorgan Chase Bank N.A. SPA)
300,000	0.130	11/01/28	300,000
New York City Transitional Finance Authority VRDN RB for Future Tax Secured Series 2001 B (Landesbank Baden-Wurttemberg SPA)
2,800,000	0.120	02/01/31	2,800,000
New York City Transitional Finance Authority VRDN RB for Future Tax Secured Series 2010 Subseries F-5 (Sumitomo Mitsui Banking Corp. LOC)
1,000,000	0.090	02/01/35	1,000,000
New York City Transitional Finance Authority VRDN RB Series 2002 Subseries 2D (Lloyds TSB Bank PLC)
900,000	0.120	11/01/22	900,000
New York City Trust Cultural Resources VRDN RB for Juilliard School ROCS-RR-II R-11927 Series 2011 (Citibank N.A.)(a)
2,400,000	0.160	01/01/33	2,400,000
New York City Trust Cultural Resources VRDN RB for Juilliard School Series 2009 B
1,685,000	2.750	01/01/36	1,698,727
New York City Trust Cultural Resources VRDN RB for Metropolitan Museum of Art Series 2006 A1 RMKT
3,650,000	0.130	10/01/36	3,650,000
New York City Trust Cultural Resources VRDN RB for Metropolitan Museum of Art Series 2006 A2 RMKT
2,300,000	0.130	10/01/36	2,300,000
New York City Trust Cultural Resources VRDN RB for Pierpont Morgan Library Series 2004 (JPMorgan Chase Bank N.A. LOC)
2,260,000	0.130	02/01/34	2,260,000

The accompanying notes are an integral part of these financial statements.          33

FINANCIAL SQUARE TAX-EXEMPT NEW YORK FUND

Schedule of Investments (continued)
February 29, 2012 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Municipal Debt Obligations – (continued)
New York – (continued)

New York City Trust Cultural Resources VRDN RB Refunding for American Museum of Natural History Putters Series 2009-3502 (NATL-RE) (JPMorgan Chase Bank N.A.)(a)
$500,000	0.170%	01/01/37	$500,000
New York City Trust Cultural Resources VRDN RB Refunding for American Museum of Natural History Series 2008 B2 (Wells Fargo Bank N.A. SPA)
1,500,000	0.100	04/01/44	1,500,000
New York City Trust Cultural Resources VRDN RB Refunding for the New York Botanical Garden Series 2009 A (JPMorgan Chase Bank N.A. LOC)
3,900,000	0.150	07/01/32	3,900,000
New York Power Authority IAM CP Notes Series 2012-1
1,000,000	0.160	03/01/12	1,000,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Columbia University Series 2009 A
2,830,000	0.090	09/01/39	2,830,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Cornell University Floater Certificates Series 2011-3C (Wells Fargo Bank N.A.)(a)
2,600,000	0.170	07/01/40	2,600,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for New York Law School Floater Certificates Series 2009-91C (Wells Fargo Bank N.A.)(a)
585,000	0.260	07/01/39	585,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for New York University Putters Series 2008-3233Z (JPMorgan Chase Bank N.A.)(a)
1,100,000	0.160	07/01/32	1,100,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Rockefeller University ROCS-RR-II R-11944 Series 2011 (Citibank N.A.)(a)
1,000,000	0.160	07/01/34	1,000,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Rockefeller University Series 2009 B (U.S. Bank N.A. SPA)
6,000,000	0.130	07/01/40	6,000,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Vassar College Floaters Series 2007-1861 (Wells Fargo Bank N.A.)
5,045,000	0.150	07/01/39	5,045,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Vassar College Putters Series 2008-3204 (JPMorgan Chase Bank N.A.)(a)
1,600,000	0.160	07/01/37	1,600,000
New York State Dormitory Authority State Supported Debt VRDN RB for Cornell University Series 2004 B RMKT (HSBC Bank USA N.A. SPA)
4,590,000	0.130	07/01/33	4,590,000
New York State Dormitory Authority State Supported Debt VRDN RB for New York Public Library Series 1999 A RMKT (TD Bank N.A. LOC)
290,000	0.110	07/01/28	290,000
New York State Dormitory Authority State Supported Debt VRDN RB for New York Public Library Series 1999 B RMKT (TD Bank N.A. LOC)
3,360,000	0.110	07/01/28	3,360,000
New York State Dormitory Authority State Supported Debt VRDN RB for University of Rochester Series 2003 A Convertible (JPMorgan Chase Bank N.A. LOC)
600,000	0.090	07/01/31	600,000
New York State Dormitory Authority State Supported Debt VRDN RB for University of Rochester Series 2003 B Convertible (HSBC Bank USA N.A. LOC)
300,000	0.090	07/01/33	300,000
New York State Dormitory Authority VRDN RB for Memorial Sloan-Kettering Hospital Putters Series 2008-3201 (JPMorgan Chase Bank N.A.)(a)
1,800,000	0.160	01/01/30	1,800,000
New York State Dormitory Authority VRDN RB for Memorial Sloan-Kettering Hospital Putters Series 2008-3209 (JPMorgan Chase Bank N.A.)(a)
3,555,000	0.160	01/01/30	3,555,000
New York State Dormitory Authority VRDN RB for Mental Health Services Series 2003 Subseries D-2E (Royal Bank of Canada LOC)
1,400,000	0.140	02/15/31	1,400,000
New York State Dormitory Authority VRDN RB for Metropolitan Museum of Art Series 1993 A
2,137,000	0.130	07/01/15	2,137,000
New York State Environmental Facilities Corp. VRDN RB for State Clean Water & Drinking Putters Series 2008-2870 (JPMorgan Chase Bank N.A.)
1,000,000	0.160	12/15/15	1,000,000
New York State Housing Finance Agency VRDN RB for 20 River Terrace Housing Series 2002 A RMKT (FNMA)
1,500,000	0.130	05/15/34	1,500,000
New York State Housing Finance Agency VRDN RB for North End Series 2004 A RMKT (FNMA)
2,800,000	0.130	11/15/36	2,800,000
New York State Housing Finance Agency VRDN RB for Taconic Housing West 17th Street Series 2009 A (FNMA)
2,000,000	0.110	05/15/39	2,000,000
New York State Liberty Development Corp. VRDN RB for 4 World Trade Center Project Series 2011-DB-1036X (Deutsche Bank A.G.) (GTY AGMT-Deutsche Bank A.G.)(a)
3,700,000	0.260	11/15/51	3,700,000
New York State Power Authority RB Series 2002 A
200,000	5.000	11/15/12	206,302
New York State Thruway Authority VRDN RB Floater Trust Series 2011-100W (NATL-RE FGIC) (Barclays Bank PLC)(a)
3,000,000	0.150	04/01/17	3,000,000
Port Authority of New York & New Jersey VRDN RB Floater Trust Series 2011-17B (GO of Authority) (Barclays Bank PLC)(a)
2,150,000	0.150	01/15/41	2,150,000
Port Authority of New York & New Jersey VRDN RB ROCS-RR-II R 11793 Series 2009 (GO of Authority)(a)
1,600,000	0.160	03/15/27	1,600,000
Port Authority of New York & New Jersey VRDN RB ROCS-RR-II R-664 Series 2006 (Citibank N.A.)
2,130,000	0.160	10/01/14	2,130,000
Suffolk County Water Authority VRDN RB Floaters-PT Series 2012-4725 (Bank of America N.A.)(a)
2,590,000	0.220	03/07/12	2,590,000
Suffolk County Water Authority VRDN RB Putters Series 2009-3357 (NATL-RE) (JPMorgan Chase Bank N.A.)(a)
1,260,000	0.170	06/01/24	1,260,000
Triborough Bridge & Tunnel Authority VRDN RB Putters Series 2010-3685 (GO of Authority) (JPMorgan Chase Bank N.A.)(a)
1,200,000	0.160	11/15/16	1,200,000
Triborough Bridge & Tunnel Authority VRDN RB Refunding Series 2005 Subseries B-4 (GO of Authority) (Landesbank Baden-Wurttemberg SPA)
600,000	0.270	01/01/32	600,000

34          The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TAX-EXEMPT NEW YORK FUND

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Municipal Debt Obligations – (continued)
New York – (continued)

Triborough Bridge & Tunnel Authority VRDN RB Series 2005 B-2A-RMKT (GO of Authority) (California Public Employees Retirement LOC)
$1,000,000	0.090%	01/01/32	$1,000,000
Triborough Bridge & Tunnel Authority VRDN RB Series 2005 B-2B-RMKT (GO of Authority) (California State teachers Retirement LOC)
1,000,000	0.090	01/01/32	1,000,000

			147,853,220

Puerto Rico – 2.0%
Puerto Rico Sales Tax Financing Corp. VRDN RB Floater Trust Series 2009-10B Reg D (Barclays Bank PLC)(a)
3,300,000	0.270	08/01/57	3,300,000

TOTAL INVESTMENTS – 91.1%			$151,153,220

OTHER ASSETS IN EXCESS OF LIABILITIES – 8.9%			14,685,120

NET ASSETS – 100.0%			$165,838,340

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At February 29, 2012, these securities amounted to $41,105,000 or approximately 24.8% of net assets.

Interest rates represent either the stated coupon rate, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
CP	—	Commercial Paper
FGIC	—	Insured by Financial Guaranty Insurance Co.
FNMA	—	Insured by Federal National Mortgage Association
GO	—	General Obligation
GTY AGMT	—	Guaranty Agreement
IDA	—	Industrial Development Agency
LOC	—	Letter of Credit
MF Hsg.	—	Multi-Family Housing
MF Mtge	—	Multi-Family Mortgage
NATL-RE	—	National Reinsurance Corp.
RB	—	Revenue Bond
RMKT	—	Remarketed
ROCS	—	Reset Option Certificates
RR	—	Revenue Refunding
SPA	—	Stand-by Purchase Agreement
VRDN	—	Variable Rate Demand Notes

The accompanying notes are an integral part of these financial statements.          35

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments
February 29, 2012 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Municipal Debt Obligations – 93.2%
Alabama – 3.3%
Alabama Special Care Facilities Financing Authority VRDN RB Birmingham for Ascension Health Senior Credit Putters Series 2008-2959 (JPMorgan Chase Bank)
$6,370,000	0.160%	11/15/14	$6,370,000
Auburn University VRDN RB Floater Certificates Series 2011-53C (Wells Fargo Bank N.A.)(a)
7,000,000	0.170	06/01/41	7,000,000
Auburn University VRDN RB Putters Series 2009-3516 (AGM) (JPMorgan Chase Bank)(a)
4,845,000	0.180	12/01/29	4,845,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1995 A
25,000,000	0.120	05/01/22	25,000,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1996 A
21,000,000	0.120	11/01/21	21,000,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1999 B
25,000,000	0.120	06/01/22	25,000,000
Gadsden IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1994
6,050,000	0.120	06/01/15	6,050,000
Huntsville Health Care CP Series 2012
29,000,000	0.160	04/02/12	29,000,000
Mobile City IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1994
18,200,000	0.120	06/01/15	18,200,000
Parrish IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1994
28,850,000	0.120	06/01/15	28,850,000
West Jefferson IDB VRDN PCRB Refunding for Alabama Power Co. Series 1998
37,290,000	0.160	06/01/28	37,290,000
Wilsonville IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 2005 D
21,450,000	0.120	01/01/24	21,450,000

			230,055,000

Alaska – 0.5%
Alaska Housing Finance Corp. Home Mortgage VRDN RB Series 2009 A
30,000,000	0.140	12/01/40	30,000,000
City of Valdez Marine Terminal VRDN RB Floater Certificates Series 2011-73C (GTY AGMT-Wells Fargo Bank N.A.)(a)
6,400,000	0.170	01/01/21	6,400,000

			36,400,000

Arizona – 1.5%
Arizona Health Facilities Authority VRDN RB for Banner Health P-Floats-PT-4695 Series 2011 (Bank of America N.A.)(a)
10,500,000	0.350	03/07/12	10,500,000
Arizona State School Facilities Board VRDN RB Floater Trust Series 2011-102W (Barclays Bank PLC)(a)
5,000,000	0.180	07/01/17	5,000,000
Arizona State Transportation Board Highway VRDN RB Putters Series 2008-3151 (JPMorgan Chase Bank)(a)
6,605,000	0.160	07/01/16	6,605,000
Arizona State Transportation Board Highway VRDN RB Putters Series 2009-3466 (JPMorgan Chase Bank)(a)
4,065,000	0.160	07/01/16	4,065,000
Phoenix Civic Improvement Corp. Wastewater System VRDN RB Putters Series 2009-3458 (JPMorgan Chase Bank)(a)
7,140,000	0.160	01/01/17	7,140,000
Salt River Project Agricultural Improvement & Power District Electric Systems VRDN RB Eagle Series 2006-0014 Class A (Citibank N.A. SPA)
13,275,000	0.160	01/01/35	13,275,000
Salt River Project Agricultural Improvement & Power District Electric Systems VRDN RB Eagle Series 2007-0012 Class A (Citibank N.A.)
15,850,000	0.160	01/01/37	15,850,000
Salt River Project Agricultural Improvement & Power District Electric Systems VRDN RB Floater Series 2009-40C (Wells Fargo Bank N.A.)(a)
13,100,000	0.170	01/01/39	13,100,000
Salt River Project Agricultural Improvement & Power District Electric Systems VRDN RB Floaters Trust Series 2009-9W (Barclays Bank PLC)(a)
4,050,000	0.180	01/01/38	4,050,000
Salt River Project Agriculture Improvement & Power District Electric System Municipal Trust Receipts VRDN RB Floater Trust Series 2010-21W (Barclays Bank PLC)(a)
5,000,000	0.180	01/01/38	5,000,000
Salt River Project Agriculture Improvement & Power District Electric System VRDN RB Putters Series 2008-3226 (JPMorgan Chase Bank)(a)
9,620,000	0.160	01/01/32	9,620,000
Salt River Project VRDN RB Putters Series 2009-3307 (JPMorgan Chase Bank)(a)
3,395,000	0.160	01/01/33	3,395,000
Tempe Transportation Excise Tax VRDN RB Series 2006 (Royal Bank of Canada SPA)
5,360,000	0.140	07/01/36	5,360,000

			102,960,000

California – 14.5%
Bay Area Toll Authority California Toll Bridge VRDN RB for San Francisco Bay Area Spears Series 2011-DB-1043 (Deutsche Bank A.G.)(a)
4,445,000	0.260	04/01/39	4,445,000
Bay Area Toll Authority California Toll Bridge VRDN RB Putters Series 2008-3130 (JPMorgan Chase Bank)(a)
6,145,000	0.160	10/01/13	6,145,000
California Educational Facilities Authority VRDN RB Eagle Series 2007-0064 Class A (Citibank N.A.)
12,700,000	0.160	10/01/37	12,700,000
California Educational Facilities Authority VRDN RB for Claremont McKenna College Putters Series 2009-3580 (JP Morgan Chase Bank)(a)
4,355,000	0.160	01/01/16	4,355,000
California Educational Facilities Authority VRDN RB for University of Southern California Floater Trust Series 2009-11B Reg D (Barclays Bank PLC)(a)
2,940,000	0.140	10/01/38	2,940,000
California Educational Facilities Authority VRDN RB for University of Southern California Putters Series 2009-3424 (JP Morgan Chase Bank)(a)
7,305,000	0.160	10/01/16	7,305,000
California Health Facilities Authority VRDN RB for Sutter Health Putters Series 2012-4045(a)
8,130,000	0.160	11/15/15	8,130,000
California Health Facilities Financing Authority CP
24,000,000	0.350	03/12/12	24,000,000
California Health Facilities Financing Authority VRDN RB Floater Certificates Series 2011-74C (GTY AGMT-Wells Fargo Bank N.A.)(a)
5,000,000	0.160	11/15/40	5,000,000

36          The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Municipal Debt Obligations – (continued)
California – (continued)

California Health Facilities Financing Authority VRDN RB Floaters Series 2007-1858 (GTY AGMT-Wells Fargo & Co.)
$7,594,000	0.160%	11/15/42	$7,594,000
California Health Facilities Financing Authority VRDN RB for Adventist Health System P-Floats-PT-4699 Series 2011 (NATL-RE) (GTY AGMT-Bank of America N.A.)(a)
20,460,000	0.420	03/07/12	20,460,000
California Health Facilities Financing Authority VRDN RB for Kaiser Permanente Series 2006 C
4,400,000	0.130	06/01/41	4,400,000
California School Cash Reserve Program Authority TRANS Series 2012 S
14,250,000	2.000	12/31/12	14,452,080
California School Cash Reserve Program Authority TRANS Series 2012 U
24,000,000	2.000	12/31/12	24,299,626
California School Cash Reserve Program Authority TRANS Series 2012 V
16,000,000	2.000	01/31/13	16,204,822
California School Cash Reserve Program Authority TRANS Series 2012 W
33,200,000	2.000	01/31/13	33,625,007
California State Department of Water Resources Center Valley Project VRDN RB ROCS RR-II R-11993 Series 2011 (BHAC-CR) (Citibank N.A.)(a)
5,680,000	0.160	09/13/12	5,680,000
California State Department of Water Resources RB Series 2002 A
3,500,000	5.125	05/01/12	3,563,364
California State Department of Water Resources RB Series 2002 A (AMBAC)
11,000,000	5.500	05/01/12	11,206,419
California State Department of Water Resources RB Series 2002 A (XLCA)
7,000,000	5.375	05/01/12	7,129,904
California State Department of Water Resources VRDN RB Putters Series 2012-4059 (JP Morgan Chase Bank)(a)
8,230,000	0.130	05/01/13	8,230,000
California Statewide Communities Development Authority CP for Kaiser Permanente Series 2009 B-1
20,000,000	0.370	03/01/12	20,000,000
California Statewide Communities Development Authority CP for Kaiser Permanente Series 2009-D
28,000,000	0.310	05/11/12	28,000,000
California Statewide Communities Development Authority CP Series 2011-04E
15,000,000	0.300	04/02/12	15,000,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente ROCS RR-II R-11672 Series 2008 (BHAC-CR) (Citibank N.A.)(a)
10,035,000	0.170	09/01/34	10,035,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2004 J (GTY AGMT-Kaiser Foundation Health Plan, Inc., Kaiser Hospital Asset Management, Inc. and Kaiser Health Plan Asset Management, Inc.)

21,200,000	0.130	04/01/36	21,200,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2004 M
51,300,000	0.130	04/01/38	51,300,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2009 E (GTY AGMT-Kaiser Foundation Health Plan, Inc., Kaiser Hospital Asset Management, Inc. and Kaiser Health Plan Asset Management, Inc.)

12,250,000	0.480	04/01/44	12,250,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2009 E2 (GTY AGMT-Kaiser Foundation Health Plan, Inc., Kaiser Hospital Asset Management, Inc. and Kaiser Health Plan Asset Management, Inc.)

10,500,000	0.480	04/01/44	10,500,000
California Statewide Communities Development Authority VRDN RB for Sutter Health Putters Series 2008-3175 (JPMorgan Chase Bank)(a)
24,170,000	0.160	05/15/14	24,170,000
City & County of San Francisco GO for Earthquake Safety & Emergency Response Series 2012 A(b)
26,680,000	2.000	06/15/12	26,815,001
City & County of San Francisco GO for Road repaving & Street Safety Series 2012 C(b)
10,355,000	2.000	06/15/12	10,407,396
City of Oakland GO TRANS Series 2011
5,000,000	2.000	03/30/12	5,006,688
7,000,000	2.000	06/29/12	7,037,012
County of Los Angeles, California GO TRANS Series 2011 B
27,500,000	2.500	03/30/12	27,547,003
Eastern California Municipal Water & Sewer District VRDN COPS Refunding Series 2008 D (U.S. Bank N.A. SPA)
12,000,000	0.100	07/01/23	12,000,000
Los Angeles Community College District GO VRDN Stics Certificates Series 2011-O-4 (Royal Bank of Canada)(a)
2,500,000	0.130	08/01/33	2,500,000
Los Angeles Community Redevelopment Agency MF Hsg. VRDN RB for Metropolitan Apartments Series 1985 RMKT (FNMA)
9,255,000	0.090	12/15/24	9,255,000
Los Angeles County Housing Authority MF Hsg. VRDN RB Refunding for Malibu Meadows II Series 1998 C (FNMA)
3,000,000	0.120	04/15/28	3,000,000
Los Angeles County Schools Pooled Financing Program TRANS Series 2012 B-1 (GO of Participants)(b)
16,500,000	2.000	11/30/12	16,715,325
Los Angeles County Schools Pooled Financing Program TRANS Series 2012 B-4 (GO of Participants)(b)
14,500,000	2.000	01/31/13	14,685,020
Los Angeles Department of Water & Power VRDN RB P-Floats-MT-782 Series 2011 (AGM) (Bank of America N.A.)(a)
11,455,000	0.220	03/07/12	11,455,000
Los Angeles Department of Water & Power VRDN RB Putters Series 2009-3422 (JPMorgan Chase Bank)(a)
8,795,000	0.160	07/01/16	8,795,000
Los Angeles Department of Water & Power VRDN RB Series 2001 Subseries B-1 (Wells Fargo Bank N.A. SPA)
4,000,000	0.150	07/01/34	4,000,000
Los Angeles Department of Water & Power VRDN RB Series 2002 Subseries A-8 (JPMorgan Chase Bank SPA)
12,170,000	0.140	07/01/35	12,170,000
Los Angeles Unified School District GO TRANS Series 2011 A
88,275,000	2.000	08/01/12	88,923,267
Los Angeles Unified School District GO VRDN Putters Series 2009-3494Z (JPMorgan Chase Bank)(a)
3,420,000	0.160	01/01/29	3,420,000

The accompanying notes are an integral part of these financial statements.          37

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)
February 29, 2012 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Municipal Debt Obligations – (continued)
California – (continued)

Orange County Sanitation District VRDN COPS Putters Series 2010-3773Z (AGM) (JP Morgan Chase Bank)(a)
$3,950,000	0.160%	08/01/15	$3,950,000
Sacramento Municipal Utility District VRDN RB Series 2012 L (U.S. Bank N.A. LOC)
17,000,000	0.130	08/15/41	17,000,000
Sacramento Municipal Utility District VRDN RB Series 2012 M (U.S. Bank N.A. LOC)
18,000,000	0.130	08/15/41	18,000,000
San Diego Community College District GO VRDN Austin Trust Certificates Series 2008-3020X (AGM) (Bank of America N.A.)
6,000,000	0.260	08/01/32	6,000,000
San Diego Community College District GO VRDN Floater Series 2011-0-8 (Royal Bank of Canada)(a)
5,000,000	0.130	08/01/19	5,000,000
San Diego Community College District GO VRDN Putters Series 2009-3415 (JP Morgan Chase Bank)(a)
5,470,000	0.160	02/01/17	5,470,000
San Diego County Regional Transportation Commission VRDN RB Limited Tax Series 2008 C (Mizuho Corp. Bank SPA)
16,000,000	0.130	04/01/38	16,000,000
San Diego County Water Authority VRDN COPS Putters Series 2008-2873 (AGM) (JPMorgan Chase Bank)
4,465,000	0.160	05/01/13	4,465,000
San Diego Unified School District GO TRANS Series 2011
48,500,000	2.000	08/07/12	48,872,023
San Diego Unified School District GO VRDN Floater Series 2011-97C (AGM) (Wells Fargo Bank N.A.)(a)
8,800,000	0.160	07/01/28	8,800,000
San Francisco City & County Public Utilities Commission Water VRDN RB Floaters Series 2007-2190 (AGM) (Wells Fargo Bank N.A.)
5,000,000	0.210	11/01/31	5,000,000
San Francisco City & County Public Utilities Commission Water VRDN RB Putters Series 2012-4065Z (JPMorgan Chase Bank)(a)(b)
5,950,000	0.000	11/01/19	5,950,000
San Francisco Transportation Authority CP Series 2012 A
24,040,000	0.220	03/09/12	24,040,000
Sonoma County GO VRDN Putters Series 2011-4000 (JP Morgan Chase & Co.)(a)
3,400,000	0.130	10/25/12	3,400,000
Sonoma Marin Area Rail Transportation District VRDN RB for Sales & Use Tax Series 2011 A
16,000,000	1.000	03/01/29	16,029,433
Southern California Public Power Authority VRDN RB for Milford Wind Corridor Phase II Project Spears Series 2012-DB-1048 (Deutsche Bank A.G.)
7,860,000	0.260	07/01/31	7,860,000
Southern California Public Power Authority VRDN RB Refunding for Magnolia Power Project Series 2009 A-1 (U.S. Bank N.A. LOC)
30,600,000	0.110	07/01/36	30,600,000
State of California GO VRDN Floating Series 2003 B-3-RMKT (JPMorgan Chase & Co. LOC, California Public Employees Retirement LOC and California State Teachers Retirement LOC)
57,000,000	0.130	05/01/33	57,000,000
University of California VRDN RB Putters Series 2008-2649Z (JPMorgan Chase Bank)
3,800,000	0.160	05/15/14	3,800,000
University of California VRDN RB Putters Series 2012-4040 (AGM) (JPMorgan Chase Bank)(a)
12,915,000	0.130	05/01/13	12,915,000
University of California VRDN RB ROCS RR-II R-11661 Series 2008 (AGM) (Citibank N.A.)
13,900,000	0.160	05/15/32	13,900,000
Victor Valley Community College District GO VRDN Floater Certificates Series 2009-34C (Wells Fargo Bank N.A.)(a)
11,185,000	0.160	08/01/44	11,185,000
West Basin Municipal Water District VRDN RB Series 2011-DB-1035 (Deutsche Bank A.G.)(a)
5,000,000	0.260	08/01/36	5,000,000

			1,018,288,390

Colorado – 1.1%
Colorado Educational & Cultural Facilities Authority VRDN RB for Nature Conservancy Project Series 2012
10,000,000	0.140	07/01/33	10,000,000
Colorado Health Facilities Authority VRDN RB for Adventist Health System-Sunbelt, Inc. Series 2004 B (Royal Bank of Canada LOC)
12,245,000	0.130	11/15/34	12,245,000
Colorado Health Facilities Authority VRDN RB for Sisters of Leavenworth Health System Putters Series 2010-3702 (JPMorgan Chase Bank)(a)
8,695,000	0.160	01/01/18	8,695,000
Colorado State VRDN RB Putters Series 2012-4024 (JPMorgan Chase & Co.)(a)
35,000,000	0.130	06/27/12	35,000,000
Denver City & County GO VRDN Austin Trust Certificates for Justice System Series 2008-1050 (Bank of America N.A.)
7,500,000	0.260	08/01/25	7,500,000

			73,440,000

Connecticut – 2.8%
Connecticut Housing Finance Authority Mortgage Finance Program VRDN RB Series 2011 C-1-RMKT (GO of Authority) (Barclays Bank PLC SPA)
19,795,000	0.160	05/15/35	19,795,000
Connecticut State GO Series 2011 D
27,500,000	1.500	11/01/12	27,733,989
Connecticut State GO Series 2011 E
35,545,000	1.500	11/01/12	35,847,441
Connecticut State GO VRDN Floater Certificates Series 2011-89C (Wells Fargo Bank N.A.)(a)
20,000,000	0.160	03/01/23	20,000,000
Connecticut State Health & Educational Facilities Authority VRDN RB for Yale University Eagle 7 Series 2005-3031 Class A (Citibank N.A.)
15,000,000	0.160	07/01/35	15,000,000
Connecticut State Health & Educational Facilities Authority VRDN RB for Yale University Putters Series 2008-2861 (JPMorgan Chase Bank)
5,980,000	0.130	07/01/15	5,980,000
Connecticut State Health & Educational Facilities Authority VRDN RB for Yale University Putters Series 2008-3185Z (JPMorgan Chase Bank)(a)
11,995,000	0.160	07/01/15	11,995,000
Connecticut State Health & Educational Facilities Authority VRDN RB for Yale University Series 1997 T2 (Credit Local de France, Toronto Dominion Bank, and Landesbank Hessen-Thueringen Girozentrale)
8,000,000	0.130	07/01/29	8,000,000

38          The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Municipal Debt Obligations – (continued)
Connecticut – (continued)

Connecticut State Health & Educational Facilities Authority VRDN RB for Yale University Series 1999 U2(b)
$9,690,000	0.090%	07/01/33	$9,690,000
Connecticut State Health & Educational Facilities Authority VRDN RB for Yale University Series 2003X-2 A
43,975,000	0.110	07/01/37	43,975,000

			198,016,430

Delaware – 0.2%
Delaware State Health Facilities Authority VRDN RB for Christiana Care Health Services, Inc. Series 2008 B
16,475,000	0.130	10/01/38	16,475,000

District of Columbia – 0.7%
District of Columbia GO VRDN Putters Series 2012-4026 (JPMorgan Chase & Co.)(a)
20,000,000	0.130	09/28/12	20,000,000
District of Columbia GO VRDN Refunding Series 2008 C1 RMKT (TD Bank N.A. LOC)
10,100,000	0.150	06/01/27	10,100,000
District of Columbia Income Tax Secured VRDN RB Putters Series 2009-3354 (JPMorgan Chase Bank)(a)
7,080,000	0.160	06/01/17	7,080,000
District of Columbia Income Tax Secured VRDN RB Putters Series 2009-3369 (JPMorgan Chase Bank)(a)
4,500,000	0.160	06/01/17	4,500,000
District of Columbia Water & Sewer Authority Public Utility Systems VRDN RB Putters Series 2009-3317 (JPMorgan Chase Bank)(a)
8,330,000	0.160	04/01/33	8,330,000

			50,010,000

Florida – 3.9%
City of Jacksonville Florida CP Series 2012 A
18,600,000	0.250	03/01/12	18,600,000
City of Jacksonville Florida Transportation VRDN RB Series 2008 A (JP Morgan Chase Bank SPA)
36,635,000	0.160	10/01/32	36,635,000
City of Lakeland Energy System VRDN RB Refunding Series 2009
3,500,000	0.910	10/01/12	3,506,080
Collier County Health Facilities Authority CP Series 2011-03C1
41,905,000	0.290	04/05/12	41,905,000
Florida State Board of Education GO Series 2002 C
2,205,000	5.250	06/01/12	2,253,323
Florida State Board of Education GO VRDN Floater Certificates Series 2011-8C (Wells Fargo Bank N.A.)(a)
8,800,000	0.170	06/01/40	8,800,000
Florida State Board of Education GO VRDN Putters Series 2008-2850 (State GTD) (JPMorgan Chase Bank)
7,425,000	0.160	12/01/13	7,425,000
Florida State Board of Education GO VRDN Putters Series 2010-3834Z (JPMorgan Chase Bank)(a)
9,000,000	0.160	12/01/15	9,000,000
Florida State DOT Turnpike Authority VRDN RB Putters Series 2008-2996 (JPMorgan Chase Bank)
4,100,000	0.160	01/01/13	4,100,000
Florida State GO for Department of Transportation- Right of Way Series 2002
5,190,000	5.250	07/01/12	5,324,644
Florida State Turnpike Authority VRDN RB Putters Series 2008-2514 (JPMorgan Chase Bank)
18,070,000	0.160	07/01/15	18,070,000
Florida State Turnpike Authority VRDN RB Putters Series 2008-2539 (JPMorgan Chase Bank)
21,330,000	0.160	07/01/15	21,330,000
Highlands County Health Facilities Authority VRDN RB for Adventist Health System ROCS-RR-II R-11830 Series 2010 (Citibank N.A.)(a)
5,875,000	0.180	05/15/31	5,875,000
Highlands County Health Facilities Authority VRDN RB for Hospital Adventist Health System Series 2005 I
17,500,000	0.130	11/15/27	17,500,000
Jacksonville Electric Authority CP Series 2012 F-2
10,000,000	0.100	03/01/12	10,000,000
Jacksonville Electric Authority Water & Sewer Systems VRDN RB Floater Certificates Series 2012-4C (Wells Fargo Bank N.A.)(a)
5,895,000	0.160	10/01/41	5,895,000
Jacksonville Electric Authority Water & Sewer Systems VRDN RB Series 2008 3-A (Royal Bank of Canada SPA)
11,580,000	0.120	10/01/36	11,580,000
Orange County School District VRDN COPS Putters Series 2010-3785Z (NATL-RE FGIC) (JPMorgan Chase Bank)(a)
5,000,000	0.180	02/01/15	5,000,000
South Miami Health Facilities Authority VRDN RB for Baptist Health Floater Stics Series 2012-0-22 (Royal Bank of Canada)(a)
6,665,000	0.160	08/15/42	6,665,000
South Miami Health Facilities Authority VRDN RB for Baptist Health Putters Series 2007-2318 (JPMorgan Chase Bank)
20,595,000	0.160	08/15/35	20,595,000
South Miami Health Facilities Authority VRDN RB for Baptist Health Putters Series 2008-2473 (JPMorgan Chase Bank)
3,115,000	0.160	08/15/15	3,115,000
Volusia County Health Facilities Authority VRDN RB for Adventist Health System Series 1994 A (TD Bank N.A. LOC)
10,140,000	0.130	11/15/23	10,140,000

			273,314,047

Georgia – 2.2%
Georgia State GO Series 2011 H
7,005,000	0.750	11/01/12	7,029,276
Georgia State GO VRDN Floater Certificates Series 2011-134C (Wells Fargo Bank N.A.)(a)
11,570,000	0.170	11/01/31	11,570,000
Georgia State GO VRDN Floater Trust Series 2011-103W (Barclays Bank PLC)(a)
9,435,000	0.180	07/01/19	9,435,000
Gwinnett County School District GO VRDN Austin Trust Certificates Series 2008-1112 (Bank of America N.A.)
3,375,000	0.260	02/01/36	3,375,000
Gwinnett County School District GO VRDN Putters Series 2008-2868 (JPMorgan Chase Bank)
8,870,000	0.160	02/01/16	8,870,000
Metropolitan Atlanta Rapid Transit Authority VRDN RB Austin Trust Certificates Refunding for Third Indenture Series 2008-3046X (AGM) (Bank of America N.A.)
6,665,000	0.260	07/01/37	6,665,000

The accompanying notes are an integral part of these financial statements.          39

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)
February 29, 2012 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Municipal Debt Obligations – (continued)
Georgia – (continued)

Municipal Electric Authority of Georgia VRDN RB Series 1985 B RMKT (GO of Participants) (Barclays Bank PLC LOC)
$12,000,000	0.140%	06/01/20	$12,000,000
Municipal Electric Authority of Georgia VRDN RB Series 1985 C RMKT (GO of Participants) (Bayerische Landesbank LOC)
46,550,000	0.260	03/01/20	46,550,000
Private Colleges & Universities Authority VRDN RB for Emory University Floater Certificates Series 2011-32C (Wells Fargo Bank N.A.)(a)
5,800,000	0.170	09/01/39	5,800,000
Private Colleges & Universities Authority VRDN RB for Emory University Floaters Series 2011-95C (GO of University) (Wells Fargo Bank N.A.)(a)
4,865,000	0.170	09/01/41	4,865,000
Private Colleges & Universities Authority VRDN RB for Emory University Putters Series 2009-3423 (JPMorgan Chase Bank)(a)
4,795,000	0.160	03/01/17	4,795,000
Private Colleges & Universities Authority VRDN RB for Emory University Series 2005 B-2
5,000,000	0.130	09/01/35	5,000,000
Private Colleges & Universities Authority VRDN RB for Emory University Series 2005 B-3
9,600,000	0.130	09/01/35	9,600,000
Private Colleges & Universities Authority VRDN RB for Emory University Series 2005 C-4-RMKT
19,100,000	0.130	09/01/36	19,100,000

			154,654,276

Hawaii – 0.3%
Hawaii State GO Refunding Series 2009 DV
11,840,000	5.000	11/01/12	12,215,674
State of Hawaii GO VRDN Putters Series 2011-4007 (JPMorgan Chase Bank)(a)
6,665,000	0.160	12/01/19	6,665,000

			18,880,674

Illinois – 2.0%
Chicago Board of Education GO VRDN Putters Series 2008-2997 (AGM) (JPMorgan Chase Bank)
3,115,000	0.180	06/01/16	3,115,000
Chicago Board of Education GO VRDN Refunding for Dedicated Revenues Series 2009 A-2 (Northern Trust Co. LOC)
5,900,000	0.130	03/01/26	5,900,000
Chicago Board of Education GO VRDN Series 2012-DB-1047 (AGM-CR) (Deutsche Bank A.G.)(a)
8,665,000	0.260	12/01/41	8,665,000
Chicago Illinois GO VRDN P-Floats-MT-759 Series 2011 (AGM) (Bank of America N.A.)(a)
14,975,000	0.220	03/07/12	14,975,000
Chicago Illinois Sales Tax VRDN RB Floater Stics Series 2012-0-20 (Royal Bank of Canada)(a)
3,330,000	0.160	01/01/38	3,330,000
Cook County GO VRDN P-Floats-MT-785 Series 2011 (AMBAC) (Bank of America N.A.)(a)
21,915,000	0.220	03/07/12	21,915,000
Cook County, Illinois GO VRDN Series 2002 B (Landesbank Hessen-Thueringen Girozentrale SPA)
32,200,000	0.320	11/01/31	32,200,000
Illinois Finance Authority VRDN RB Floater Certificates Series 2011-61C (GTY AGMT-Wells Fargo Bank N.A.)(a)
4,785,000	0.170	08/15/41	4,785,000
Illinois Finance Authority VRDN RB for Methodist Medical Center Series 2011 B (PNC Bank N.A. LOC)
10,220,000	0.150	11/15/41	10,220,000
Illinois Finance Authority VRDN RB for Northwestern Memorial Hospital Floaters Trust Series 2011-16B (Barclays Bank PLC)(a)
3,950,000	0.180	08/15/39	3,950,000
Illinois Finance Authority VRDN RB for University of Chicago Series 2004 B
12,057,000	0.130	07/01/34	12,057,000
Illinois State Toll Highway Authority VRDN RB Putters Series 2009-3336 (JPMorgan Chase Bank)(a)
5,330,000	0.160	01/01/16	5,330,000
University of Illinois Board of Trustees VRDN COPS ROCS RR-II R-11480 Series 2008 (AGM) (Citibank N.A.)
7,495,000	0.180	10/01/15	7,495,000
University of Illinois VRDN RB for Auxiliary Facilities System Putters Series 2009-3348 (JPMorgan Chase Bank)(a)
8,995,000	0.160	10/01/16	8,995,000

			142,932,000

Indiana – 3.6%
County of St Joseph Educational Facilities VRDN RB for University of Notre Dame Series 2005 (Northern Trust Co.)(b)
25,000,000	3.875	03/01/40	25,000,000
Indiana Finance Authority VRDN RB for Ascension Health Series 2008 E5
10,000,000	0.120	11/15/33	10,000,000
Indiana Finance Authority VRDN RB for Ascension Health Series 2008 E8
24,125,000	0.110	11/15/33	24,125,000
Indiana Health & Educational Facilities Financing Authority VRDN RB for Ascension Health ROCS-RR-II R-11160 Series 2007 (Citibank N.A.)
13,785,000	0.160	11/15/14	13,785,000
Indiana Health Facilities Financing Authority VRDN RB for Ascension Health Services Series 2003 E-6 RMKT
13,000,000	0.120	11/15/39	13,000,000
Indiana State Finance Authority Hospital VRDN RB Floater Certificates Series 2011 E23 (Royal Bank of Canada LOC)(a)
11,000,000	0.160	03/01/36	11,000,000
Indiana State Finance Authority Hospital VRDN RB for Parkview Health System Floater Certificates Series 2009-55C (GTY AGMT-Wells Fargo Bank N.A.)(a)
4,855,000	0.170	05/01/31	4,855,000
Indiana State Finance Authority Lease Appropriation GO VRDN Putters Series 2011-3977 (JPMorgan Chase & Co.)(a)
15,335,000	0.130	04/03/13	15,335,000
Indiana State Finance Authority VRDN RB Floaters Series 2007-1885 (Wells Fargo Bank N.A.)
13,015,000	0.150	02/01/27	13,015,000
Indiana State Finance Authority VRDN RB for Trinity Health Putters Series 2009-3611 (JPMorgan Chase Bank)(a)
40,980,000	0.160	12/01/32	40,980,000
Indiana State Health Facility Financing Authority VRDN RB for Ascension Health Series 2005 A-2 RMKT
57,815,000	0.120	11/01/27	57,815,000

40          The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Municipal Debt Obligations – (continued)
Indiana – (continued)

University of Indiana VRDN RB Floater Certificates Series 2009-45C (Wells Fargo Bank N.A.)(a)
$22,600,000	0.170%	06/01/38	$22,600,000

			251,510,000

Kansas – 0.3%
Kansas Development Finance Authority Department Admin-Comprehensive VRDN RB P-Floats-MT-768 Series 2011 (NATL-RE FGIC) (Bank of America N.A.)(a)
15,885,000	0.220	03/07/12	15,885,000
Kansas State DOT Highway VRDN RB Putters Series 2008-2969 (JPMorgan Chase Bank)
3,840,000	0.160	09/01/12	3,840,000

			19,725,000

Louisiana – 2.0%
St. James Parish VRDN RB for Nucor Steel LLC Project Series 2010 A-1 (GTY AGMT-Nucor Corp.)
60,600,000	0.120	11/01/40	60,600,000
St. James Parish VRDN RB for Nucor Steel LLC Project Series 2010 B-1 (GTY AGMT-Nucor Corp.)
80,000,000	0.140	11/01/40	80,000,000

			140,600,000

Maine – 0.1%
Maine Health & Higher Educational Facilities Authority VRDN RB for Bowdoin College Putters Series 2009-3461 (JPMorgan Chase Bank)(a)
6,955,000	0.160	01/01/17	6,955,000

Maryland – 0.9%
Maryland Health & Higher Educational Facilities Authority VRDN RB for John Hopkins University Series 2008 B
12,395,000	0.100	07/01/27	12,395,000
Maryland Industrial Development Financing Authority Port Facilities VRDN RB Refunding for Occidental Petroleum Corp. Series 2010
43,600,000	0.110	03/01/30	43,600,000
Washington Suburban Sanitation District GO VRDN Floater Certificates Series 2011-129C (Wells Fargo Bank N.A.)(a)
9,155,000	0.170	06/01/31	9,155,000

			65,150,000

Massachusetts – 3.3%
City of Quincy Massachusetts GO BAN Series 2012
10,000,000	2.000	01/25/13	10,152,761
Massachusetts Bay Transportation Authority Sales Tax VRDN RB Austin Trust Certificates Series 2008-1111 (Bank of America N.A.)
5,000,000	0.260	07/01/28	5,000,000
Massachusetts Bay Transportation Authority Sales Tax VRDN RB Putters Series 2006-1387 (JPMorgan Chase Bank)
13,315,000	0.160	01/01/27	13,315,000
Massachusetts GO VRDN Floaters Trust Series 2011-101W (AGM) (Barclays Bank PLC)(a)
5,965,000	0.150	03/01/18	5,965,000
Massachusetts School Building Authority VRDN RB Putters Series 2007-2286 (AMBAC) (Deutsche Bank A.G.)
15,410,000	0.230	08/15/15	15,410,000
Massachusetts State Development Finance Agency VRDN RB for Harvard University Floaters Certificates Series 2010-56C (Wells Fargo Bank N.A.)(a)
9,450,000	0.170	10/15/40	9,450,000
Massachusetts State Development Finance Agency VRDN RB for Harvard University Putters Series 2010-3840 (JPMorgan Chase Bank LOC)(a)
4,000,000	0.160	02/01/34	4,000,000
Massachusetts State GO Series 2002 C (AGM GO of Commonwealth)
7,475,000	5.500	11/01/12	7,737,766
Massachusetts State GO VRDN Austin Trust Certificates Series 2008-1203 (Bank of America N.A.)(a)
9,500,000	0.260	08/01/38	9,500,000
Massachusetts State GO VRDN Floater Certificates Series 2012 E-32 (Royal Bank of Canada LOC)(a)
20,000,000	0.150	09/01/13	20,000,000
Massachusetts State GO VRDN Putters Series 2011-3896 (JPMorgan Chase Bank)(a)
3,745,000	0.160	04/01/19	3,745,000
Massachusetts State GO VRDN Series 2010 A
2,000,000	0.540	02/01/13	2,003,264
Massachusetts State Health & Educational Facilities Authority VRDN RB Austin Trust Certificates for Partners Healthcare System Series 2008-1056 (Bank of America N.A.)
3,310,000	0.260	07/01/32	3,310,000
Massachusetts State Health & Educational Facilities Authority VRDN RB for Harvard University Putters Series 2008-3104 (JPMorgan Chase Bank)
3,040,000	0.160	10/01/15	3,040,000
Massachusetts State Health & Educational Facilities Authority VRDN RB for Harvard University ROCS-RR-II R-11514 Series 2008 (Citibank N.A.)
5,390,000	0.160	10/01/15	5,390,000
Massachusetts State Health & Educational Facilities Authority VRDN RB for Harvard University Series 2000 Y
11,000,000	0.100	07/01/35	11,000,000
Massachusetts State Housing Finance Agency VRDN RB Series 2003 F RMKT
1,000,000	0.350	12/01/37	1,000,000
Massachusetts State GO VRDN Putters Series 2012-4055 (JPMorgan Chase & Co.)(a)
6,000,000	0.130	04/26/12	6,000,000
Massachusetts State Water Resources Authority VRDN RB Refunding General Series 2008 C-2 RMKT (Go of Authority) (Barclays Bank PLC SPA)
10,500,000	0.110	11/01/26	10,500,000
Massachusetts Water Resources Authority CP
87,000,000	0.270	03/02/12	87,000,000

			233,518,791

Michigan – 0.5%
Michigan State Finance Authority VRDN RB Refunding for Trinity Health Floaters Certificates Series 2011-111C (Wells Fargo Bank N.A.)(a)
2,445,000	0.170	12/01/39	2,445,000
Michigan State Hospital Finance Authority VRDN RB for McLaren Health Care Putters Series 2010-3818 (JPMorgan Chase Bank)(a)
6,660,000	0.240	08/01/30	6,660,000
Michigan State Hospital Finance Authority VRDN RB for Trinity Health Putters Series 2008-2976 (JPMorgan Chase Bank)
4,800,000	0.160	12/01/14	4,800,000
Regents of the University of Michigan VRDN RB Series 2012 A(b)
6,200,000	0.000	04/01/36	6,200,000

The accompanying notes are an integral part of these financial statements.          41

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)
February 29, 2012 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Municipal Debt Obligations – (continued)
Michigan – (continued)

University of Michigan VRDN RB Series 2012 B (Northern Trust Co. SPA)(b)
$18,000,000	0.000%	04/01/42	$18,000,000

			38,105,000

Minnesota – 0.7%
City of Rochester, Minnesota CP
8,500,000	0.150	04/26/12	8,500,000
Minneapolis Health Care System VRDN RB for Fairview Health Floater Certificates Series 2010 E-19 (Royal Bank of Canada LOC)(a)
5,000,000	0.230	11/15/47	5,000,000
Minneapolis VRDN RB for University Gateway Project Series 2009 (Wells Fargo Bank N.A. SPA)
10,500,000	0.170	12/01/40	10,500,000
Minnesota State GO VRDN Floater Certificates Series 2011-110C (Wells Fargo Bank N.A.)(a)
9,415,000	0.170	10/01/30	9,415,000
Minnesota State GO VRDN Putters Series 2010-3844 (JPMorgan Chase Bank)(a)
3,400,000	0.160	08/01/18	3,400,000
Rochester GO VRDN Wastewater Series 2007 B (Wells Fargo Bank N.A. SPA)
10,400,000	0.160	12/01/26	10,400,000
St. Cloud Health Care VRDN RB Refunding for Cenracare Health Series 2009 A (U.S. Bank N.A. LOC)
4,800,000	0.130	05/01/42	4,800,000

			52,015,000

Mississippi – 3.0%
Jackson County VRDN PCRB Refunding for Chevron U.S.A., Inc. Project Series 1992
22,250,000	0.130	12/01/16	22,250,000
Mississippi Business Finance Commission Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2007 A (GTY AGMT-Chevron Corp.)
30,600,000	0.130	12/01/30	30,600,000
Mississippi Business Finance Commission Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2009 D (GTY AGMT-Chevron Corp.)
35,000,000	0.150	12/01/30	35,000,000
Mississippi Business Finance Commission Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2010 J (GTY AGMT-Chevron Corp.)
42,000,000	0.150	11/01/35	42,000,000
Mississippi Business Finance Commission Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2011 E (GTY AGMT-Chevron Corp.)
25,000,000	0.150	11/01/35	25,000,000
Mississippi Business Finance Commission Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2011 F (GTY AGMT-Chevron Corp.)
42,915,000	0.130	11/01/35	42,915,000
Mississippi State GO VRDN Series 2011-117C (Wells Fargo Bank N.A.)(a)
15,470,000	0.170	10/01/36	15,470,000

			213,235,000

Missouri – 1.9%
Missouri Development Finance Board Cultural Facilities VRDN RB for Kauffman Center Performing Arts Series 2007 A (Bank of America N.A. SPA)
39,860,000	0.250	06/01/37	39,860,000
Missouri Health & Educational Facilities Authority VRDN RB for BJC Health System Series 2005 B (U.S. Bank N.A. SPA)
16,800,000	0.090	05/15/34	16,800,000
Missouri State Health & Educational Facilities Authority VRDN RB for Ascension Health Series 2003 C-1 RMKT
10,000,000	0.120	11/15/39	10,000,000
Missouri State Health & Educational Facilities Authority VRDN RB for Ascension Health Series 2003 C-2 RMKT(b)
28,500,000	0.110	11/15/39	28,500,000
Missouri State Health & Educational Facilities Authority VRDN RB for Ascension Health Series 2008 C-4 RMKT
12,000,000	1.250	11/15/26	12,023,940
Missouri State Health & Educational Facilities Authority VRDN RB for SSM Health Care System Series 2005 C-2 RMKT (Bank of America N.A. LOC)
1,925,000	0.140	06/01/33	1,925,000
Missouri State Health & Educational Facilities Authority VRDN RB for SSM Health Care System Series 2005 C-5 RMKT (U.S. Bank N.A. SPA)
12,550,000	0.110	06/01/33	12,550,000
Missouri State Health & Educational Facilities Authority VRDN RB for Washington University Putters Series 2009-3546 (JPMorgan Chase Bank)(a)
11,395,000	0.160	03/15/16	11,395,000

			133,053,940

Nebraska – 0.3%
Omaha Public Power District VRDN RB Floaters Series 2008-2795 (Wells Fargo Bank N.A.)
10,039,500	0.200	02/01/46	10,039,500
Omaha Public Power District VRDN RB Spears Series 2011-DB-1045 (Deutsche Bank A.G.)(a)
9,510,000	0.260	02/01/36	9,510,000

			19,549,500

Nevada – 0.5%
Clark County Water Reclamation District GO VRDN Putters Series 2009-3366Z (JPMorgan Chase Bank)(a)
6,080,000	0.160	07/01/16	6,080,000
Clark County Water Reclamation District GO VRDN Putters Series 2009-3488Z (JPMorgan Chase Bank)(a)
6,305,000	0.160	01/01/17	6,305,000
Clark County Water Reclamation District GO VRDN Putters Series 2009-3489Z (JPMorgan Chase Bank)(a)
7,000,000	0.160	01/01/17	7,000,000
Las Vegas Valley Water District GO VRDN Putters Series 2010-3725 (JPMorgan Chase Bank)(a)
4,690,000	0.160	02/01/16	4,690,000
Nevada State GO VRDN Putters Series 2009-3421 (JPMorgan Chase Bank)(a)
8,450,000	0.160	06/01/16	8,450,000

			32,525,000

New Jersey – 1.3%
New Jersey State Educational Facilities Authority VRDN RB Putters Series 2011-3922 (JPMorgan Chase Bank)(a)
2,165,000	0.160	07/01/19	2,165,000
New Jersey State Turnpike Authority VRDN RB Series 1991 D (NATL-RE FGIC) (Societe Generale LOC)
15,000,000	1.350	01/01/18	15,000,000
State of New Jersey TRANS Series 2011 C
73,000,000	2.000	06/21/12	73,390,631

			90,555,631

42          The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Municipal Debt Obligations – (continued)

New Mexico – 0.1%
University of New Mexico VRDN RB Putters Series 2008-2533 (AGM) (Deutsche Bank A.G.)
$9,990,000	0.230%	06/01/15	$9,990,000

New York – 12.0%
Erie County IDA School Facility VRDN RB for City School District Buffalo Project Series 2008-3053X (AGM) (Bank of America N.A.)
2,130,000	0.360	05/01/28	2,130,000
Long Island Power Authority Electric System VRDN RB Series 1998 Subseries 1A RMKT (Bayerische Landesbank LOC and Landesbank Baden-Wurttemberg LOC)
45,100,000	0.240	05/01/33	45,100,000
Long Island Power Authority Electric System VRDN RB Series 1998 Subseries 3B RMKT (Westdeutsche Landesbank LOC)
22,000,000	0.150	05/01/33	22,000,000
Long Island Power Authority Electric System VRDN RB Series 1998-2 Subseries 2A (Westdeutsche Landesbank LOC)
48,100,000	0.240	05/01/33	48,100,000
Metropolitan Transportation Authority VRDN RB Dedicated Tax Fund Eagle Series 2006-0133 Class A (BHAC AGM-CR MBIA) (Citibank N.A.)
11,100,000	0.160	11/15/36	11,100,000
Monroe County Industrial Development Corp. VRDN RB Floater Series 2011-98C (GTY AGMT-Wells Fargo Bank N.A.)(a)
2,760,000	0.170	07/01/41	2,760,000
New York City GO VRDN Putters Series 2012-4052 (JPMorgan Chase & Co.)(a)
6,555,000	0.150	08/01/12	6,555,000
New York City GO VRDN Putters Series 2008-2950 (JPMorgan Chase Bank)(a)
6,115,000	0.160	06/01/14	6,115,000
New York City GO VRDN Putters Series 2008-2951 (JPMorgan Chase Bank)
4,465,000	0.160	10/01/13	4,465,000
New York City GO VRDN Putters Series 2008-3181 (JPMorgan Chase Bank)(a)
6,660,000	0.160	08/15/20	6,660,000
New York City GO VRDN Putters Series 2008-3282 (JPMorgan Chase Bank)(a)
3,350,000	0.160	11/15/26	3,350,000
New York City GO VRDN Putters Series 2009-3457 (JPMorgan Chase Bank)(a)
8,495,000	0.160	05/15/17	8,495,000
New York City GO VRDN Series 2002 Subseries C-2 (Bayerische Landesbank LOC)
5,560,000	0.190	08/01/20	5,560,000
New York City GO VRDN Series 2003 Subseries G-3 (Westdeutsche Landesbank LOC)
7,865,000	0.210	08/01/14	7,865,000
New York City GO VRDN Stics Certificates Series 2011 O-3 (Royal Bank of Canada)(a)
3,000,000	0.130	10/01/26	3,000,000
New York City Housing Development Corp. MF Hsg VRDN RB for 90 Washington Street Series 2005 A (FNMA)
30,000,000	0.090	02/15/35	30,000,000
New York City Housing Development Corp. MF Hsg. VRDN RB for 2 Gold Street Series 2006 A (FNMA)
65,600,000	0.130	04/15/36	65,600,000
New York City Housing Development Corp. MF Hsg. VRDN RB for 90 West Street Series 2006 A (FNMA)
23,900,000	0.130	03/15/36	23,900,000
New York City Housing Development Corp. MF Mtge. VRDN RB for 201 Pearl Street Development Series 2006 A (FNMA)
17,100,000	0.130	10/15/41	17,100,000
New York City Municipal Water Finance Authority & Sewer System VRDN RB Sticks/Pucks Certificates Series 2011-0-2 (Royal Bank of Canada)(a)
5,000,000	0.130	06/15/31	5,000,000
New York City Municipal Water Finance Authority VRDN RB Putters Series 2009-3384 (JPMorgan Chase Bank)(a)
3,750,000	0.160	12/15/16	3,750,000
New York City Municipal Water Finance Authority Water & Sewer Municipal Trust Receipts VRDN RB Floater Trust Series 2010-29W (Barclays Bank PLC)(a)
10,000,000	0.150	06/15/39	10,000,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Austin Trust Certificates Series 2008-3306 (Bank of America N.A.)
5,000,000	0.260	06/15/31	5,000,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Second General Resolution Series 2006 CC-1 (The Bank of Nova Scotia SPA)
53,400,000	0.130	06/15/38	53,400,000
New York City Municipal Water Finance Authority Water & Sewer Systems VRDN RB Eagle Series 2006-0074 Class A (Citibank N.A.)
7,045,000	0.160	06/15/36	7,045,000
New York City Municipal Water Finance Authority Water & Sewer Systems VRDN RB Putters Series 2008-3000 (JPMorgan Chase Bank)
5,440,000	0.160	12/15/13	5,440,000
New York City Municipal Water Finance Authority Water & Sewer Systems VRDN RB Putters Series 2008-3038Z (JPMorgan Chase Bank)
7,845,000	0.160	06/15/16	7,845,000
New York City Municipal Water Finance Authority Water & Sewer Systems VRDN RB Second General Resolution Floaters Certificates Series 2011-13C (Wells Fargo Bank N.A.)(a)
4,845,000	0.170	06/15/43	4,845,000
New York City Municipal Water Finance Authority Water & Sewer VRDN RB Austin Trust Certificates Series 2007-1038 (Bank of America N.A.)
12,432,000	0.220	06/15/38	12,432,000
New York City Municipal Water Finance Authority Water & Sewer VRDN RB Putters Series 2009-3477 (JPMorgan Chase Bank)(a)
3,795,000	0.160	06/15/17	3,795,000
New York City Transitional Finance Authority VRDN RB for Future Tax Secured Floater Certificates Series 2011-133C (Wells Fargo Bank N.A.)(a)
8,330,000	0.170	11/01/38	8,330,000
New York City Transitional Finance Authority VRDN RB for Future Tax Secured Floater Certificates Series 2011-21C (Wells Fargo Bank N.A.)(a)
2,800,000	0.170	02/01/35	2,800,000
New York City Transitional Finance Authority VRDN RB for Future Tax Secured Putters Series 2011-3857 (JP Morgan Chase Bank)(a)
2,500,000	0.160	11/01/18	2,500,000
New York City Transitional Finance Authority VRDN RB for Future Tax Secured Putters Series 2012-4043 (JPMorgan Chase & Co.)(a)
10,450,000	0.130	04/01/14	10,450,000
New York City Transitional Finance Authority VRDN RB for Future Tax Secured Series 1998 A-2 (Bank of Nova Scotia SPA)
2,845,000	0.110	11/15/27	2,845,000
New York City Transitional Finance Authority VRDN RB Future Tax Secured Series 2002-A-3B (Bank of Tokyo Mitsubishi UFJ LOC)(b)
12,000,000	0.120	11/01/29	12,000,000
New York City Transitional Finance Authority VRDN RB Putters Series 2008-3283 (JPMorgan Chase Bank)(a)
3,495,000	0.160	05/01/15	3,495,000

The accompanying notes are an integral part of these financial statements.          43

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)
February 29, 2012 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Municipal Debt Obligations – (continued)
New York – (continued)

New York City Transitional Finance Authority VRDN RB ROCS-RR-I R-11932 Series 2011 (State Aid Withholding) (Citibank N.A.)(a)
$4,000,000	0.190%	01/15/29	$4,000,000
New York City Transitional Financial Authority VRDN RB Austin Trust Certificates Series 2008-1190 (Bank of America N.A.)
3,170,000	0.260	11/01/27	3,170,000
New York City Trust Cultural Resources VRDN RB Austin Trust Certificates for Museum of Modern Art Series 2008-3316 (Bank of America N.A.)(a)
8,995,000	0.260	04/01/28	8,995,000
New York City Trust Cultural Resources VRDN RB for Metropolitan Museum of Art Series 2006 A1 RMKT
3,700,000	0.130	10/01/36	3,700,000
New York City Trust Cultural Resources VRDN RB for Metropolitan Museum of Art Series 2006 A2 RMKT
4,440,000	0.130	10/01/36	4,440,000
New York City Trust Cultural Resources VRDN RB Refunding for American Museum of Natural History Putters Series 2009-3502 (NATL-RE) (JPMorgan Chase Bank N.A.)(a)
3,200,000	0.170	01/01/37	3,200,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB Austin Trust Certificates for New York University Series 2008-1195 (Bank of America N.A.)
18,300,000	0.220	07/01/48	18,300,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Cornell University Floater Certificates Series 2011-3C (Wells Fargo Bank N.A.)(a)
9,740,000	0.170	07/01/40	9,740,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Cornell University Putters Series 2009-3383 (GO of University) (JPMorgan Chase Bank)(a)
3,090,000	0.160	01/01/17	3,090,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Memorial Sloan-Kettering Hospital Putters Series 2008-3171 (JPMorgan Chase Bank)(a)
7,110,000	0.160	07/01/30	7,110,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for New York Law School Floater Certificates Series 2009-91C (Wells Fargo Bank N.A.)(a)
11,990,000	0.260	07/01/39	11,990,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for New York University Putters Series 2008-3233Z (JPMorgan Chase Bank N.A.)(a)
7,670,000	0.160	07/01/32	7,670,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for New York University Putters Series 2009-3607 (JPMorgan Chase Bank)(a)
6,800,000	0.160	07/01/17	6,800,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Vassar College Floaters Series 2007-1861 (Wells Fargo Bank N.A.)
3,815,000	0.150	07/01/39	3,815,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Vassar College Putters Series 2008-3204 (JPMorgan Chase Bank N.A.)(a)
4,825,000	0.160	07/01/37	4,825,000
New York State Dormitory Authority Personal Income Tax VRDN RB Eagle Series 2006-0164 Class A (Citibank N.A.)
11,060,000	0.160	03/15/36	11,060,000
New York State Dormitory Authority Personal Income Tax VRDN RB Putters Series 2008-3160 (JPMorgan Chase Bank)(a)
6,660,000	0.160	03/15/15	6,660,000
New York State Dormitory Authority Personal Income Tax VRDN RB Putters Series 2008-3280 (JPMorgan Chase Bank)(a)
5,000,000	0.160	09/15/16	5,000,000
New York State Dormitory Authority Secondary Issues VRDN RB Eagle Series 2006-0138 Class A (Citibank N.A.)
18,000,000	0.160	12/15/35	18,000,000
New York State Dormitory Authority Secondary Issues VRDN RB ROCS-RR-II R-12121 Series 2007 (Citibank N.A.)
8,920,000	0.190	04/01/15	8,920,000
New York State Dormitory Authority State Supported Debt VRDN RB for New York Public Library Series 1999 A RMKT (TD Bank N.A. LOC)
16,635,000	0.110	07/01/28	16,635,000
New York State Dormitory Authority VRDN RB for Memorial Sloan-Kettering Hospital Putters Series 2008-3201 (JPMorgan Chase Bank)(a)
8,220,000	0.160	01/01/30	8,220,000
New York State Dormitory Authority VRDN RB for Mental Health Services Series 2003 Subseries D-2E (Royal Bank of Canada LOC)
3,355,000	0.140	02/15/31	3,355,000
New York State Dormitory Authority VRDN RB Putters Series 2009-3518 (JPMorgan Chase Bank)(a)
3,840,000	0.160	02/15/33	3,840,000
New York State Dormitory Authority VRDN RB Putters Series 2010-3698Z (JPMorgan Chase Bank)(a)
8,600,000	0.160	03/15/14	8,600,000
New York State Dormitory Authority VRDN RB Putters Series 2010-3792Z (JPMorgan Chase Bank)(a)
6,435,000	0.160	03/15/17	6,435,000
New York State Environmental Facilities Corp. VRDN RB for State Clean Water & Drinking Putters Series 2008-2870 (JPMorgan Chase Bank N.A.)
6,245,000	0.160	12/15/15	6,245,000
New York State Environmental Facilities Corp. VRDN RB for State Clean Water & Drinking Putters Series 2008-2871 (JPMorgan Chase Bank)
3,640,000	0.160	06/15/37	3,640,000
New York State Housing Finance Agency VRDN RB for 20 River Terrace Housing Series 2002 A RMKT (FNMA)
34,300,000	0.130	05/15/34	34,300,000
New York State Housing Finance Agency VRDN RB for North End Series 2004 A RMKT (FNMA)
28,900,000	0.130	11/15/36	28,900,000
New York State Housing Finance Agency VRDN RB for Taconic Housing West 17th Street Series 2009 A (FNMA)
29,625,000	0.110	05/15/39	29,625,000
New York State Liberty Development Corp. VRDN RB for 4 World Trade Center Project Series 2011-DB-1036X (Deutsche Bank A.G.) (GTY AGMT-Deutsche Bank A.G.)(a)
11,925,000	0.260	11/15/51	11,925,000
New York State Local Government Assistance Corp. VRDN RB Austin Trust Certificates Series 2008-3506 (AGM-CR GO of Corp.) (Bank of America N.A.)
3,510,000	0.260	04/01/16	3,510,000
New York State Thruway Authority VRDN RB Floater Trust Series 2011-100W (NATL-RE FGIC) (Barclays Bank PLC)(a)
20,745,000	0.150	04/01/17	20,745,000

44          The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Municipal Debt Obligations – (continued)
New York – (continued)

New York State Urban Development Corp. Municipal Trust Receipts VRDN RB Floater Trust Series 2009 6W-Reg D (Barclays Bank PLC)(a)
$3,900,000	0.150%	03/15/37	$3,900,000
Triborough Bridge & Tunnel Authority VRDN RB Austin Trust Certificates Series 2008-1184 (GO of Authority) (Bank of America N.A.)
5,000,000	0.260	11/15/33	5,000,000
Triborough Bridge & Tunnel Authority VRDN RB Austin Trust Certificates Series 2008-1188 (GO of Authority) (Bank of America N.A.)
4,900,000	0.260	11/15/33	4,900,000
Triborough Bridge & Tunnel Authority VRDN RB Putters Series 2010-3685 (GO of Authority) (JPMorgan Chase Bank N.A.)(a)
2,000,000	0.160	11/15/16	2,000,000
Triborough Bridge & Tunnel Authority VRDN RB Refunding Series 2005 Subseries B-4 (GO of Authority) (Landesbank Baden-Wurttemberg SPA)
8,505,000	0.270	01/01/32	8,505,000

			841,592,000

North Carolina – 2.0%
Charlotte Water & Sewer System VRDN RB Putters Series 2009-3443 (JPMorgan Chase Bank)(a)
5,950,000	0.160	07/01/16	5,950,000
Durham GO VRDN Public Improvement Series 1993 (Wells Fargo Bank N.A. SPA)
3,375,000	0.170	02/01/13	3,375,000
Forsyth County GO VRDN Series 2004 A (Wells Fargo Bank N.A. SPA)
300,000	0.150	03/01/25	300,000
Forsyth County GO VRDN Series 2004 B (Wells Fargo Bank N.A. SPA)
500,000	0.150	03/01/25	500,000
North Carolina Capital Facilities Finance Agency VRDN RB for Duke University Eagle Series 2005-0060 Class A (Citibank N.A.)
15,600,000	0.160	10/01/41	15,600,000
North Carolina Capital Facilities Finance Agency VRDN RB for Duke University Eagle Series 2007-0015 A (Citibank N.A.)
10,890,000	0.160	07/01/42	10,890,000
North Carolina Capital Facilities Finance Agency VRDN RB for Duke University Eagle Series 2007-0016 Class A (Citibank N.A.)
16,060,000	0.160	10/01/44	16,060,000
North Carolina Capital Facilities Finance Agency VRDN RB for Duke University Putters Series 2009-3333 (JPMorgan Chase Bank)(a)
11,000,000	0.160	10/01/16	11,000,000
North Carolina Capital Facilities Finance Agency VRDN RB for Wake Forest University Series 2004 A
18,210,000	0.140	01/01/20	18,210,000
North Carolina Medical Care Commission Health Care Facilities Municipal Trust Receipts VRDN RB for Duke University Health System Floater Trust Series 2010-31W (Barclays Bank PLC)(a)
2,000,000	0.180	06/01/42	2,000,000
North Carolina Medical Care Commission Hospital VRDN RB for Moses Cone Health Systems Series 2004 A
6,500,000	0.150	10/01/35	6,500,000
Raleigh Comb Enterprise System VRDN RB ROCS-RR-II R-645 Series 2006 (Citibank N.A.)
19,325,000	0.160	03/01/14	19,325,000
Raleigh Durham Airport Authority VRDN RB Refunding Series 2008 C RMKT (U.S. Bank N.A. LOC)
10,600,000	0.140	05/01/36	10,600,000
University of North Carolina VRDN RB Eagle-7 Series 2005-3014 Class A (Citibank N.A.)
15,345,000	0.160	12/01/34	15,345,000
Wake County VRDN RB for Hammond Road Detention Center Putters Series 2009-3553 (JPMorgan Chase Bank)(a)
3,375,000	0.160	06/01/17	3,375,000

			139,030,000

North Dakota – 0.9%
County of Mercer CP Series 2009-01
64,925,000	0.230	03/01/12	64,925,000

Ohio – 3.2%
Allen County Hospital Facilities VRDN RB for Catholic Healthcare Putters Series 2010-3692Z (JPMorgan Chase Bank)(a)
4,620,000	0.160	12/01/17	4,620,000
Columbus GO VRDN for Sanitation Sewer System Series 2006-1
8,685,000	0.130	12/01/26	8,685,000
Columbus GO VRDN Putters Series 2007-2365 (JPMorgan Chase Bank)
4,360,000	0.160	09/01/15	4,360,000
Columbus Sewer VRDN RB Putters Series 2008-2456 (JPMorgan Chase Bank)
4,405,000	0.160	12/01/15	4,405,000
County of Montgomery VRDN RB for Catholic Health Series 2008 C-2 (U.S. Bank N.A. SPA)
15,000,000	0.120	10/01/41	15,000,000
Franklin County Hospital VRDN RB For Ohio Health Corp. Series 2011-DB-1040 (Deutsche Bank A.G.)(a)
11,330,000	0.260	11/15/41	11,330,000
Franklin County Hospital VRDN RB Refunding for Nationwide Children’s Hospital Series 2008 D (PNC Bank N.A. SPA)
18,120,000	0.150	11/01/33	18,120,000
Ohio State GO Series 2011 B
10,310,000	2.500	09/15/12	10,435,158
Ohio State GO VRDN for Infrastructure Improvement Series 2001 B
5,600,000	0.110	08/01/21	5,600,000
Ohio State GO VRDN Refunding for Infrastructure Improvement Series 2003 B(b)
51,580,000	0.100	08/01/17	51,580,000
Ohio State GO VRDN Refunding for Infrastructure Improvement Series 2004 A
13,800,000	0.100	02/01/23	13,800,000
Ohio State GO VRDN Series 2006 C
19,685,000	0.110	06/15/26	19,685,000
Ohio State Higher Educational Facility Commission VRDN RB for Cleveland Health Clinic Floater Certificates Series 2008-59C (Wells Fargo Bank N.A.)(a)
19,800,000	0.170	01/01/33	19,800,000
Ohio State Hospital Facility VRDN RB for Cleveland Health Clinic Putters Series 2009-3555Z (JPMorgan Chase Bank)(a)
6,745,000	0.160	01/01/17	6,745,000
Ohio State Hospital Facility VRDN RB for Cleveland Health Clinic Putters Series 2009-3558Z (JPMorgan Chase Bank)(a)
7,100,000	0.160	01/01/17	7,100,000
Ohio State University General Receipts VRDN RB Series 2008 B
15,500,000	0.120	12/01/28	15,500,000
Ohio State Water Development Authority RB Series 2004
7,425,000	5.000	12/01/12	7,690,715

			224,455,873

The accompanying notes are an integral part of these financial statements.          45

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)
February 29, 2012 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Municipal Debt Obligations – (continued)

Oklahoma – 0.2%
Oklahoma State Turnpike Authority RB Refunding Series 2011 A
$7,000,000	2.000%	01/01/13	$7,101,428
Oklahoma State Turnpike Authority VRDN RB Refunding Second Series 2006 B Convertible (Royal Bank of Canada SPA)
10,000,000	0.150	01/01/28	10,000,000

			17,101,428

Oregon – 1.3%
Oregon Health & Sciences University VRDN RB Series 2009 B-2 (U.S. Bank N.A. LOC)
4,580,000	0.150	07/01/27	4,580,000
Oregon State GO VRDN for Veterans Welfare Series 2004-83-RMKT (The Bank of Tokyo-Mitsubishi UFJ SPA)
5,000,000	0.130	12/01/39	5,000,000
Oregon State GO VRDN for Veterans Welfare Series 2007-88B-RMKT (U.S. Bank N.A. SPA)
12,000,000	0.090	12/01/41	12,000,000
Oregon State GO VRDN for Veterans Welfare Series 2008-90B-RMKT (The Bank of Tokyo-Mitsubishi UFJ SPA)
21,600,000	0.130	12/01/45	21,600,000
Oregon State GO VRDN Welfare Series 1985 73-H (Bayerische Landesbank SPA)
41,900,000	0.240	12/01/19	41,900,000
Umatilla County Hospital Facility Authority VRDN RB for Catholic Health Series 1997 B (Bayerische Landesbank N.A. SPA)
4,100,000	0.260	12/01/24	4,100,000

			89,180,000

Pennsylvania – 0.9%
Allegheny County Hospital Development Authority VRDN RB for University Pittsburg Medical Center Floater Certificates Series 2011 E-29 (Royal Bank of Canada LOC) (Royal Bank of Canada)(a)
7,000,000	0.160	04/25/14	7,000,000
Delaware County IDA VRDN RB for United Parcel Services Series 1985 (GTY AGMT-United Parcel Services)
4,300,000	0.130	12/01/15	4,300,000
Downingtown Area School District Municipal Products, Inc. Trust GO VRDN Floater Certificates Series 2010 E-13 (Royal Bank of Canada)(a)
7,255,000	0.160	05/01/30	7,255,000
Pennsylvania Economic Development Financing Authority VRDN RB for Jefferson Health System Series 2005 A (Bank of America N.A. SPA)
22,580,000	0.280	05/15/38	22,580,000
Pennsylvania State Turnpike Commission VRDN RB Floater Certificates Series 2011 E-22 (Royal Bank of Canada LOC)(a)
18,500,000	0.160	12/01/38	18,500,000
Pennsylvania State University VRDN RB ROCS-RR-II R-11917 Series 2011 (Citibank N.A.)(a)
5,000	0.160	03/01/18	5,000
University of Pittsburgh VRDN RB Floater Series 2009-38C (GO of University) (Wells Fargo Bank N.A.)(a)
4,000,000	0.170	09/15/35	4,000,000

			63,640,000

Puerto Rico – 1.0%
Puerto Rico Sales Tax Financing Corp. VRDN RB Floater Trust Series 2009-10B Reg D (Barclays Bank PLC)(a)
7,950,000	0.270	08/01/57	7,950,000
Puerto Rico Sales Tax Financing Corp. VRDN RB Floater Trust Series 2010-65W (Barclays Bank PLC)(a)
12,755,000	0.270	08/01/57	12,755,000
Puerto Rico Sales Tax Financing Corp. VRDN RB ROCS-RR-II R-11890 Series 2010 (Citibank N.A.)(a)
4,600,000	0.160	02/01/48	4,600,000
Puerto Rico Sales Tax Financing Corp. VRDN RB ROCS-RR-II R-11892 Series 2010 (Citibank N.A.)(a)
17,735,000	0.160	02/01/48	17,735,000
Puerto Rico Sales Tax Financing Corp. VRDN RB Spears Series 2011-DB-1041 (Deutsche Bank A.G.)(a)
26,670,000	0.260	08/01/40	26,670,000

			69,710,000

Rhode Island – 0.3%
Rhode Island Health & Educational Building Corp. Higher Education Facilities VRDN RB for Brown University Putters Series 2009-3517 (JPMorgan Chase Bank)(a)
16,505,000	0.160	09/01/15	16,505,000

South Carolina – 0.3%
Columbia Waterworks & Sewer System VRDN RB Floater Trust Series 2010-42W (Barclays Bank PLC)(a)
3,000,000	0.180	02/01/40	3,000,000
Columbia Waterworks & Sewer System VRDN RB Floater Trust Series 2010-43W (Barclays Bank PLC)(a)
3,750,000	0.180	02/01/40	3,750,000
South Carolina Public Services Authority VRDN RB Floater Series 2011-0-9 (Royal Bank of Canada)(a)
10,300,000	0.160	07/01/18	10,300,000
South Carolina Public Services Authority VRDN RB Putters Series 2012-4046 (AMBAC) (JPMorgan Chase & Co.)(a)
5,385,000	0.130	07/01/13	5,385,000

			22,435,000

Tennessee – 0.4%
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board CP Series 2012 A
10,000,000	0.150	06/08/12	10,000,000
Rutherford County Health & Educational Facilities Board Municipal Trust Receipts VRDN RB for Ascension Health Senior Credit Group Floater Trust Series 2010-25W (Barclays Bank PLC)(a)
2,000,000	0.180	11/15/40	2,000,000
Shelby County Health Educational & Housing Facilities Board VRDN RB for St. Jude Children’s Hospital Putters Series 2008-2915Z (JPMorgan Chase Bank)
3,630,000	0.160	07/01/14	3,630,000
State of Tennessee GO Refunding Series 2004 C
10,570,000	5.000	09/01/12	10,823,312

			26,453,312

Texas – 13.7%
Aledo ISD GO VRDN for School Building Series 2006 (PSF-GTD) (JPMorgan Chase Bank N.A. SPA)
7,760,000	0.110	08/01/35	7,760,000
Austin ISD GO VRDN Putters Series 2009-3554 (JPMorgan Chase Bank)(a)
3,520,000	0.160	08/01/17	3,520,000

46          The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Municipal Debt Obligations – (continued)
Texas – (continued)

Board of Regents of the University of Texas System RB Refunding for Financing System Series 2002 B
$5,000,000	5.250%	08/15/12	$5,114,750
Board of Regents of the University of Texas System VRDN RB for Financing System Series 2008 B (University of Texas Investment Management)
40,000,000	0.110	08/01/25	40,000,000
67,205,000	0.110	08/01/32	67,205,000
City of Austin, Texas Hotel Occupancy Tax VRDN RB Refunding Series 2008 A RMKT (JPMorgan Chase Bank N.A. LOC)
19,200,000	0.210	11/15/29	19,200,000
City of Houston CP Series 2012-H1
18,000,000	0.130	03/01/12	18,000,000
Cypress-Fairbanks ISD GO VRDN Putters Series 2006-1308 (PSF-GTD) (JPMorgan Chase Bank)
6,495,000	0.160	02/15/14	6,495,000
Cypress-Fairbanks ISD GO VRDN Putters Series 2008-3084Z (PSF-GTD) (JPMorgan Chase Bank)
4,995,000	0.160	02/15/15	4,995,000
Dallas Area Rapid Transit Sales Tax VRDN RB Putters Series 2010-3687Z (AMBAC) (JPMorgan Chase Bank)(a)
5,360,000	0.180	06/01/15	5,360,000
Denton ISD GO VRDN Putters Series 2008-2603 (PSF-GTD) (JPMorgan Chase Bank)
3,690,000	0.160	08/15/15	3,690,000
Eagle Mountain and Saginaw ISD GO VRDN Floater Certificates Series 2008-53C (PSF-GTD) (Wells Fargo Bank N.A.)(a)
26,770,000	0.170	08/15/48	26,770,000
Fort Bend ISD GO VRDN Floater Series 2008-25C-1 3C7 (PSF-GTD) (Wells Fargo Bank N.A.)
9,905,000	0.170	08/15/34	9,905,000
Frisco ISD GO VRDN Floater Series 2008-19C (PSF-GTD) (Wells Fargo Bank N.A.)
14,555,000	0.170	08/15/40	14,555,000
Grand Prairie ISD Eclipse Funding Trust GO VRDN Series 2007-0067 (PSF-GTD) (U.S. Bank N.A. LOC)
10,135,000	0.150	02/15/37	10,135,000
Harris County Cultural Education Facilities Finance Corp. VRDN RB for Texas Children’s Hospital Project Putters Series 2009-3463 (JPMorgan Chase Bank)(a)
4,995,000	0.160	04/01/21	4,995,000
Harris County Cultural Education Facilities Finance Corp. VRDN RB for Texas Children’s Hospital Project Putters Series 2009-3491Z (JPMorgan Chase Bank)(a)
4,995,000	0.160	04/01/33	4,995,000
Harris County Health Facilities Development Corp. VRDN RB Refunding for St. Lukes Episcopal Hospital Series 2005 A RMKT (JPMorgan Chase Bank, Wells Fargo and Baden-Wurttenberg SPA)
17,000,000	0.150	02/15/32	17,000,000
Harris County Toll Road Authority VRDN RB Putters Series 2009-3425 (JPMorgan Chase Bank)(a)
6,845,000	0.160	02/15/17	6,845,000
Houston Higher Education Finance Corp. VRDN RB for Rice University Project Eagle Series 2007-0077 A (Citibank N.A.)
13,860,000	0.160	05/15/47	13,860,000
Houston Higher Education Finance Corp. VRDN RB for Rice University Project Floaters Series 2007-2042 (Wells Fargo Bank N.A.)
18,860,000	0.150	11/15/33	18,860,000
Houston Higher Education Finance Corp. VRDN RB for Rice University Project Series 2010 B
10,465,000	0.090	05/15/48	10,465,000
Houston Utility System Municipal Products, Inc. Trust VRDN RB Floater Certificates Series 2010 E-14 (Royal Bank of Canada LOC)(a)
25,000,000	0.160	05/15/34	25,000,000
Houston Utility System Spears/Lifers Trust VRDN RB Series 2007-DBE 268 (AGM) (Deutsche Bank A.G.)
2,575,000	0.180	11/15/26	2,575,000
Houston Water & Sewer System Spears/Lifers Trust VRDN RB Series 2007-374 (AGM) (Deutsche Bank A.G.)
2,890,000	0.220	12/01/28	2,890,000
Irving ISD GO VRDN P-Floats-PT-3954 Series 2007 (PSF-GTD) (Wells Fargo Bank N.A.)
8,900,000	0.150	03/07/12	8,900,000
Judson ISD GO VRDN Floaters Series 2007-1859 (PSF-GTD) (Wells Fargo Bank N.A.)
3,950,000	0.150	02/01/35	3,950,000
Keller ISD GO VRDN for School Building Floater Certificates Series 2011-55C (PSF-GTD) (Wells Fargo Bank N.A.)(a)
5,640,000	0.170	08/15/32	5,640,000
Lower Colorado River Authority VRDN RB Putters Series 2008-2994 (BHAC) (JPMorgan Chase Bank)
5,815,000	0.160	05/15/13	5,815,000
Lower Colorado River Authority VRDN RB Refunding for LCRA Transmission Services Corp. Floater Series 2011-112C (Wells Fargo Bank N.A.)(a)
6,000,000	0.170	05/15/41	6,000,000
Mesquite ISD GO VRDN for School Building Series 2003 A (PSF-GTD) (JPMorgan Chase Bank SPA)
9,025,000	0.110	08/01/29	9,025,000
North Central Texas Health Facilities Development Corp. VRDN RB for Children’s Medical Center Putters Series 2009-3513 (JPMorgan Chase Bank)(a)
20,000,000	0.160	02/15/33	20,000,000
North East ISD Eclipse Funding Trust GO VRDN Series 2007-0101 (U.S. Bank N.A. LOC)(a)
5,130,000	0.140	08/01/37	5,130,000
North East ISD GO VRDN Putters Series 2007-2058 (PSF-GTD) (JPMorgan Chase Bank)
8,995,000	0.160	08/01/15	8,995,000
Pasadena ISD GO VRDN Floater Trust Series 2011-110B (PSF-GTD) (Barclays Bank PLC)(a)
4,070,000	0.180	02/15/26	4,070,000
Plano GO VRDN Floater Series 2007-1862 (Wells Fargo & Co.)
2,915,000	0.150	09/01/27	2,915,000
Port Arthur Navigation District Environmental Facilities VRDN RB for Motiva Enterprises LLC Series 2009 A
37,800,000	0.110	12/01/39	37,800,000
Port Arthur Navigation District Environmental Facilities VRDN RB for Motiva Enterprises LLC Series 2009 B
34,500,000	0.120	12/01/39	34,500,000
Port Arthur Navigation District Environmental Facilities VRDN RB for Motiva Enterprises LLC Series 2009 C
37,600,000	0.120	12/01/39	37,600,000
Port Arthur Navigation District Environmental Facilities VRDN RB for Motiva Enterprises LLC Series 2010 A
31,425,000	0.110	04/01/40	31,425,000

The accompanying notes are an integral part of these financial statements.          47

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)
February 29, 2012 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Municipal Debt Obligations – (continued)
Texas – (continued)

Port Arthur Navigation District Environmental Facilities VRDN RB for Motiva Enterprises LLC Series 2010 Subseries E
$49,200,000	0.120%	11/01/40	$49,200,000
Port Arthur Navigation District Environmental Facilities VRDN RB Refunding for Motiva Enterprises LLC Series 2010 B
23,500,000	0.110	04/01/40	23,500,000
Port Arthur Navigation District Environmental Facilities VRDN RB Refunding for Motiva Enterprises LLC Series 2010 C
62,200,000	0.120	04/01/40	62,200,000
Round Rock ISD GO VRDN Putters Series 2009-3341 (JPMorgan Chase Bank)(a)
4,995,000	0.160	08/01/16	4,995,000
San Antonio Electric & Gas Systems VRDN RB Putters Series 2008-2957 (JPMorgan Chase Bank)
9,995,000	0.160	02/01/16	9,995,000
San Antonio Electric & Gas Systems VRDN RB Putters Series 2009-3344 (JPMorgan Chase Bank)(a)
3,200,000	0.160	02/01/17	3,200,000
San Antonio Electric & Gas Systems VRDN RB Putters Series 2009-3560 (JPMorgan Chase Bank)(a)
9,015,000	0.160	02/01/17	9,015,000
San Antonio Water System VRDN RB Putters Series 2009-3340 (JPMorgan Chase Bank)(a)
6,890,000	0.160	11/15/16	6,890,000
State of Texas TRANS Series 2011 A
135,000,000	2.500	08/30/12	136,509,460
Tarrant County Cultural Educational Facilities Finance Corp. VRDN RB Austin Trust Certificates for Texas Health Resources System Series 2008-1197 (Bank of America N.A.)(a)
3,125,000	0.260	11/15/47	3,125,000
Tarrant County, Texas Health Facilities Development Corp. Hospital VRDN RB for Cook Children’s Medical Center Series 2010 B
14,615,000	0.130	12/01/39	14,615,000
Texas A & M University Municipal Trust Receipts VRDN RB Floaters Trust Series 2010-39W (Barclays Bank PLC)(a)
2,500,000	0.180	05/15/39	2,500,000
Texas A&M University VRDN RB Floater Certificates Series 2010-53C (Wells Fargo Bank N.A.)(a)
5,555,000	0.170	07/01/34	5,555,000
Texas State GO VRDN Austin Trust Certificates Series 2008-1147 (Bank of America N.A.)
5,000,000	0.260	04/01/25	5,000,000
Texas State Transportation Commission VRDN RB Putters Series 2008-2563 (JPMorgan Chase Bank)
6,635,000	0.160	04/01/15	6,635,000
Texas State Transportation Commission VRDN RB Putters Series 2008-2902 (JPMorgan Chase Bank)
14,395,000	0.160	04/01/15	14,395,000
University of Houston VRDN RB Floater Certificates Series 2009-30C (Wells Fargo Bank N.A.)(a)
7,710,000	0.170	02/15/34	7,710,000
University of Texas System CP
25,000,000	0.100	03/02/12	25,000,000

			961,994,210

Utah – 0.9%
Utah County Hospital VRDN RB for IHC Health Services, Inc. Series 2002 B (U.S. Bank N.A. SPA)(b)
39,350,000	0.130	05/15/35	39,350,000
Utah County Hospital VRDN RB for IHC Health Services, Inc. Series 2002 C (U.S. Bank N.A. SPA)
15,000,000	0.130	05/15/35	15,000,000
Utah Transit Authority VRDN RB Austin Trust Certificates Series 2008-3045X (AGM) (Bank of America N.A.)
5,000,000	0.260	06/15/36	5,000,000

			59,350,000

Virginia – 0.5%
Fairfax County GO VRDN Floater Trust Series 2011-104W (State Aid Withholding) (Barclays Bank PLC)(a)
10,165,000	0.180	10/01/17	10,165,000
Loudoun County IDA VRDN RB for Howard Hughes Medical Center Series 2009 B
6,000,000	0.100	10/01/39	6,000,000
Loudoun County IDA VRDN RB for Howard Hughes Medical Series 2003 E
5,350,000	0.110	02/15/38	5,350,000
Montgomery County IDA VRDN RB for Technology Foundation Series 2009 A Convertible (Bank of New York SPA)
11,380,000	0.170	02/01/39	11,380,000
Virginia State Resources Authority Clean Water VRDN RB Putters Series 2008-3036 (JPMorgan Chase Bank)
3,370,000	0.160	10/01/15	3,370,000

			36,265,000

Washington – 2.4%
Central Puget Sound Washington Regional Transportation Authority VRDN RB Floaters Series 2007-1C (AGM) (Wells Fargo Bank N.A.)
5,545,000	0.170	11/01/32	5,545,000
Energy Northwest Electric VRDN RB Refunding for Columbia Station Putters Series 2007-2301 (JPMorgan Chase Bank)
7,995,000	0.160	07/01/14	7,995,000
Energy Northwest Washington Electric VRDN RB P-Floats-MT-786 Series 2011 (Bank of America N.A.)(a)
13,435,000	0.220	03/07/12	13,435,000
King County Municipal Trust Receipts GO VRDN Floater Trust Series 2009 1W Reg D (AGC-ICC) (Barclays Bank PLC)(a)
7,500,000	0.180	01/01/39	7,500,000
King County Municipal Trust Receipts GO VRDN Floater Trust Series 2010-66W (Barclays Bank PLC)(a)
2,500,000	0.180	01/01/33	2,500,000
King County Sewer VRDN RB Putters Series 2011-3941 (JPMorgan Chase Bank)(a)
6,840,000	0.160	01/01/19	6,840,000
King County VRDN RB Floater Certificates Series 2008-46C (Wells Fargo Bank N.A.)
9,940,000	0.170	01/01/40	9,940,000
King County Washington CP Series 2012 A
4,120,000	0.250	03/01/12	4,120,000
Metropolitan Washington Airports Authority CP Series 2012-2A-1
21,000,000	0.310	03/01/12	21,000,000
Washington State GO VRDN Putters Series 2008-2599 (JPMorgan Chase Bank)
4,500,000	0.160	01/01/16	4,500,000

48          The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Municipal Debt Obligations – (continued)
Washington – (continued)

Washington State GO VRDN Putters Series 2008-3054 (JPMorgan Chase Bank)
$3,035,000	0.160%	07/01/13	$3,035,000
Washington State GO VRDN Putters Series 2009-3538 (JPMorgan Chase Bank)(a)
10,000,000	0.160	02/01/17	10,000,000
Washington State GO VRDN Putters Series 2012-4054 (JPMorgan Chase & Co.)(a)
6,410,000	0.130	01/01/13	6,410,000
Washington State GO VRDN ROCS RR-II R-11889 Series 2010 (Citibank N.A.)(a)
2,250,000	0.160	07/01/16	2,250,000
Washington State GO VRDN Spears Series 2007-DB-388 (Deutsche Bank A.G.)
6,810,000	0.220	06/01/27	6,810,000
Washington State Health Care Facilities Authority VRDN RB Austin Trust Certificates for Children’s Hospital Regional Medical Center Series 2008-1180 (Bank of America N.A.)
12,460,000	0.220	10/01/35	12,460,000
Washington State Health Care Facilities Authority VRDN RB for PeaceHealth Putters Series 2009-3608 (JPMorgan Chase Bank)(a)
13,050,000	0.310	11/01/24	13,050,000
Washington State Health Care Facilities Authority VRDN RB for PeaceHealth ROCS RR-II R-11723 Series 2009 (Citibank N.A.)(a)
7,315,000	0.310	11/01/16	7,315,000
Washington State Health Care Facilities Authority VRDN RB for Seattle Children’s Hospital Floater Certificates Series 2009-51C (Wells Fargo Bank N.A.)(a)
10,990,000	0.170	10/01/38	10,990,000
Washington State Higher Education Facilities Authority VRDN RB Refunding for Seattle Pacific University Series 2008 (U.S. Bank N.A. LOC)
10,715,000	0.140	10/01/30	10,715,000

			166,410,000

Wisconsin – 1.7%
Wisconsin Health & Educational Facilities Authority CP
47,475,000	0.240	03/01/12	47,475,000
Wisconsin Health & Educational Facilities Authority CP Series 2012
22,375,000	0.240	03/01/12	22,375,000
Wisconsin State GO VRDN Floater Certificates Series 2011-14C (Wells Fargo Bank N.A.)(a)
10,675,000	0.170	05/01/31	10,675,000
Wisconsin State Health & Educational Facilities Authority Municipal Trust Receipts VRDN RB for Children’s Hospital Floater Trust Series 2009-15W (Barclays Bank PLC)(a)
2,940,000	0.180	08/15/37	2,940,000
Wisconsin State Health & Educational Facilities Authority VRDN RB for Children’s Hospital Floater Certificates Series 2009-58C (Wells Fargo Bank N.A.)(a)
9,815,000	0.170	08/15/37	9,815,000
Wisconsin State Health & Educational Facilities Authority VRDN RB for Froedtert & Community Health System Floater Series 2009-3122X (Morgan Stanley Bank)(a)
4,300,000	0.260	04/01/39	4,300,000
Wisconsin State Health & Educational Facilities Authority VRDN RB for Ministry Health Care, Inc. Series 2010 C
20,000,000	0.110	08/01/36	20,000,000

			117,580,000

TOTAL INVESTMENTS – 93.2%			$6,538,540,502

OTHER ASSETS IN EXCESS OF LIABILITIES – 6.8%			480,191,586

NET ASSETS – 100.0%			$7,018,732,088

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At February 29, 2012, these securities amounted to $1,572,250,000 or approximately 22.4% of net assets.

(b)	All or a portion represents a forward commitment.

Interest rates represent either the stated coupon rate, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

The accompanying notes are an integral part of these financial statements.          49

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)
February 29, 2012 (Unaudited)

Investment Abbreviations:
AGC-ICC	—	American General Contractors-Interstate Commerce Commission
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
BAN	—	Bond Anticipation Note
BHAC	—	Berkshire Hathaway Assurance Corp.
COPS	—	Certificates of Participation
CP	—	Commercial Paper
CR	—	Custodial Receipts
DOT	—	Department of Transportation
FGIC	—	Insured by Financial Guaranty Insurance Co.
FNMA	—	Insured by Federal National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
GTY AGMT	—	Guaranty Agreement
IDA	—	Industrial Development Agency
IDB	—	Industrial Development Board
IHC	—	International Health Care
ISD	—	Independent School District
LOC	—	Letter of Credit
MBIA	—	Insured by Municipal Bond Investors Assurance
MF Hsg.	—	Multi-Family Housing
MF Mtge	—	Multi-Family Mortgage
NATL-RE	—	National Reinsurance Corp.
PCRB	—	Pollution Control Revenue Bond
PSF-GTD	—	Guaranteed by Permanent School Fund
RB	—	Revenue Bond
RMKT	—	Remarketed
ROCS	—	Reset Option Certificates
RR	—	Revenue Refunding
SPA	—	Stand-by Purchase Agreement
TRANS	—	Tax Revenue Anticipation Notes
VRDN	—	Variable Rate Demand Notes
XLCA	—	XL Capital Assurance Inc.

50          The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TREASURY INSTRUMENTS FUND

Schedule of Investments
February 29, 2012 (Unaudited)

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost

U.S. Treasury Obligations – 107.5%
United States Treasury Bills
$95,000,000	0.030%		03/01/12	$95,000,000
11,000,000	0.040		03/01/12	11,000,000
2,003,200,000	0.050		03/01/12	2,003,200,000
2,900,000,000	0.060		03/08/12	2,899,966,167
2,650,000,000	0.065		03/08/12	2,649,966,507
1,000,000,000	0.070		03/08/12	999,986,389
430,000,000	0.045		03/15/12	429,992,475
300,000,000	0.050		03/15/12	299,994,167
144,000,000	0.075		03/15/12	143,995,800
362,000,000	0.078		03/15/12	361,989,090
6,000,000,000	0.110		03/15/12	5,999,743,333
2,000,000,000	0.060		03/22/12	1,999,930,000
103,000,000	0.065		03/22/12	102,996,095
17,000,000	0.068		03/22/12	16,999,331
500,000,000	0.050		04/19/12	499,965,972
192,500,000	0.102		04/19/12	192,473,406
69,000,000	0.105		04/19/12	68,990,139
121,600,000	0.108		04/19/12	121,582,208
250,000,000	0.080		05/10/12	249,961,111
2,200,000,000	0.110	(a)	05/31/12	2,199,388,278
900,000,000	0.113	(a)	05/31/12	899,744,062
500,000,000	0.100		08/09/12	499,776,389
United States Treasury Notes
970,000,000	1.375		03/15/12	970,497,608
245,000,000	1.000		04/30/12	245,378,273
710,500,000	1.375		05/15/12	712,326,050
536,000,000	4.750		05/31/12	542,187,281
342,000,000	0.625		06/30/12	342,540,767
569,000,000	4.875		06/30/12	577,919,237
357,000,000	1.500		07/15/12	358,850,237
347,000,000	0.625		07/31/12	347,753,789
45,000,000	4.625		07/31/12	45,846,275
322,300,000	1.750		08/15/12	324,716,940
66,000,000	4.375		08/15/12	67,287,695
130,000,000	1.375		09/15/12	130,876,519
52,500,000	4.250		09/30/12	53,750,379
223,000,000	1.375		11/15/12	224,876,214
91,000,000	3.375		11/30/12	93,185,849
275,000,000	1.125		12/15/12	277,082,297
128,000,000	0.625		12/31/12	128,492,805
175,000,000	1.375		01/15/13	176,863,835
100,000,000	0.625		01/31/13	100,425,223
249,500,000	1.375		02/15/13	252,412,538
160,000,000	0.625		02/28/13	160,752,544

TOTAL INVESTMENTS – 107.5%				$28,880,663,274

LIABILITIES IN EXCESS OF OTHER ASSETS – (7.5)%				(2,007,608,523)

NET ASSETS – 100.0%				$26,873,054,751

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	All or a portion represents a forward commitment.

Interest rates represent either the stated coupon rate of annualized yield on date of purchase for discounted securities.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

The accompanying notes are an integral part of these financial statements.          51

FINANCIAL SQUARE TREASURY OBLIGATIONS FUND

Schedule of Investments
February 29, 2012 (Unaudited)

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost

U.S. Treasury Obligations – 28.6%
United States Treasury Bill
20,000,000	0.110	%(a)	05/31/12	$19,994,439
United States Treasury Notes
$34,000,000	1.000		04/30/12	34,049,974
348,500,000	1.375		05/15/12	349,395,722
498,000,000	4.750		05/31/12	503,751,394
184,000,000	0.625		06/30/12	184,291,367
432,000,000	4.875		06/30/12	438,774,819
350,000,000	0.625		07/31/12	350,760,546
260,400,000	1.750		08/15/12	262,351,842
173,500,000	4.375		08/15/12	176,851,734
132,000,000	1.375		09/15/12	132,890,004
52,500,000	4.250		09/30/12	53,750,379
105,000,000	1.375		11/15/12	105,883,419
47,000,000	3.375		11/30/12	48,128,955
268,000,000	1.125		12/15/12	270,029,344
70,000,000	0.625		12/31/12	70,269,500
100,000,000	1.375		01/15/13	101,065,334
50,000,000	0.625		01/31/13	50,212,612
220,000,000	1.375		02/15/13	222,561,233
75,000,000	0.625		02/28/13	75,352,755

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS				$3,450,365,372

Repurchase Agreements(b) – 71.5%
Bank of Nova Scotia (The)
$400,000,000	0.153%		05/15/12	$400,000,000
Maturity Value: $400,152,501
Settlement Date: 02/15/12
Collateralized by U.S. Treasury Bills, 0.000%, due 03/15/12 to 08/16/12, U.S. Treasury Bonds, 3.125% to 9.250%, due 02/15/16 to 02/15/42, U.S. Treasury Inflation-Indexed Bonds, 2.000% to 2.500%, due 01/15/26 to 01/15/29, U.S. Treasury Inflation-Indexed Notes, 0.125% to 1.875%, due 07/15/13 to 01/15/22 and U.S. Treasury Notes, 0.125% to 4.875%, due 03/31/12 to 02/15/22. The aggregate market value of the collateral, including accrued interest, was $408,025,562.

250,000,000	0.140	(c)	06/01/12	250,000,000
Maturity Value: $250,092,361
Settlement Date: 02/27/12
Collateralized by U.S. Treasury Bond, 7.625%, due 11/15/22, U.S. Treasury Inflation-Indexed Notes, 0.125%, due 04/15/16 to 01/15/22 and U.S. Treasury Notes, 0.250% to 4.625%, due 07/31/12 to 10/31/17. The aggregate market value of the collateral, including accrued interest, was $255,003,039.

Barclays Capital, Inc.
1,150,000,000	0.190		03/01/12	1,150,000,000
Maturity Value: $1,150,006,069
Collateralized by U.S. Treasury Inflation-Indexed Notes, 1.250% to 1.875%, due 07/15/13 to 07/15/20. The aggregate market value of the collateral, including accrued interest, was $1,173,000,088.

BNP Paribas Securities Corp.
750,000,000	0.060		03/02/12	750,000,000
Maturity Value: $750,011,250
Settlement Date: 02/22/12
Collateralized by U.S. Treasury Inflation-Indexed Bonds, 2.125% to 2.375%, due 01/15/25 to 02/15/41 and U.S. Treasury Inflation-Indexed Notes, 1.375% to 2.000%, due 01/15/16 to 01/15/20. The aggregate market value of the collateral, including accrued interest, was $765,000,010.

500,000,000	0.140		03/15/12	500,000,000
Maturity Value: $500,058,334
Settlement Date: 02/14/12
Collateralized by U.S. Treasury Inflation-Indexed Bonds, 1.750% to 3.875%, due 01/15/26 to 04/15/29, U.S. Treasury Inflation-Indexed Notes, 0.625% to 1.250%, due 07/15/20 to 07/15/21. The aggregate market value of the collateral, including accrued interest, was $510,000,010.

BNYMellon Investments
500,000,000	0.170		03/01/12	500,000,000
Maturity Value: $500,002,361
Collateralized by U.S. Treasury Note, 0.500%, due 08/15/14. The market value of the collateral, including accrued interest, was $510,148,934.

Credit Agricole Corporate and Investment Bank
2,650,000,000	0.160		03/01/12	2,650,000,000
Maturity Value: $2,650,011,778
Collateralized by U.S. Treasury Bill, 0.000%, due 05/17/12, U.S. Treasury Bond, 7.250%, due 08/15/22, U.S. Treasury Notes, 1.750% to 3.250%, due 01/31/14 to 08/15/21. The aggregate market value of the collateral, including accrued interest, was $2,703,000,061.

Deutsche Bank Securities, Inc.
100,000,000	0.170		03/01/12	100,000,000
Maturity Value: $100,000,472
Collateralized by U.S. Treasury Note, 2.000%, due 02/15/22. The market value of the collateral, including accrued interest, was $102,000,072.

Societe Generale
2,000,000,000	0.160		03/01/12	2,000,000,000
Maturity Value: $2,000,008,889
Collateralized by U.S. Treasury Bond, 7.125%, due 02/15/23, U.S. Treasury Inflation-Indexed Bonds, 1.750% to 3.875%, due 01/15/27 to 02/15/41, U.S. Treasury Inflation-Indexed Notes, 1.125% to 3.000%, due 07/15/12 to 01/15/21, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 11/15/22 to 11/15/39, U.S. Treasury Notes, 0.625% to 4.875%, due 06/30/12 to 02/15/21 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 11/15/21 to 11/15/39. The aggregate market value of the collateral, including accrued interest, was $2,040,000,097.

52          The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TREASURY OBLIGATIONS FUND

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Repurchase Agreements(b) – (continued)

TD Securities (USA) LLC
$200,000,000	0.150%	03/01/12	$200,000,000
Maturity Value: $200,000,833
Collateralized by U.S. Treasury Notes, 0.875% to 4.750%, due 05/15/14 to 02/15/18. The aggregate market value of the collateral, including accrued interest, was $204,000,067.

UBS Securities LLC
135,300,000	0.140	03/01/12	135,300,000
Maturity Value: $135,300,526
Collateralized by U.S. Treasury Bond, 4.375%, due 05/15/41. The market value of the collateral, including accrued interest, was $138,006,053.

TOTAL REPURCHASE AGREEMENTS			$8,635,300,000

TOTAL INVESTMENTS – 100.1%			$12,085,665,372

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%			(5,701,094)

NET ASSETS – 100.0%			$12,079,964,278

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	All or a portion represents a forward commitment.

(b)	Unless noted, all repurchase agreements were entered into on February 29, 2012.

(c)	Security has been determined to be illiquid by the Investment Adviser. At February 29, 2012, these securities amounted to $250,000,000 or approximately 2.1% of net assets.

Interest rates represent either the stated coupon rate or annualized yield on date of purchase for discounted securities.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

The accompanying notes are an integral part of these financial statements.          53

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Schedule of Investments
February 29, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

JOINT REPURCHASE AGREEMENT ACCOUNT III — At February 29, 2012, certain Funds had undivided interests in the Joint Repurchase Agreement Account III with a maturity date of March 1, 2012, as follows:

			Collateral Value
Fund	Principal Amount	Maturity Value	Allocation

Government	$2,180,000,000	$2,180,011,208	$2,229,007,322

Money Market	1,138,300,000	1,138,305,852	1,163,889,466

Prime Obligations	5,100,000,000	5,100,026,221	5,214,650,158

REPURCHASE AGREEMENTS — At February 29, 2012, the Principal Amounts of certain Funds’ interest in the Joint Repurchase Agreement Account III were as follows:

	Interest		Money	Prime
Counterparty	Rate	Government	Market	Obligations

BNP Paribas Securities Corp.	0.19%	$954,556,213	$498,427,219	$2,233,136,095

Crédit Agricole Corporate and Investment Bank	0.18	606,272,189	316,568,639	1,418,343,195

Bank of Nova Scotia (The)	0.21	154,792,899	80,826,036	362,130,178

Wells Fargo Bank, National Association	0.19	257,988,166	134,710,059	603,550,296

Wells Fargo Securities LLC	0.17	206,390,533	107,768,047	482,840,236

TOTAL		$2,180,000,000	$1,138,300,000	$5,100,000,000

54          The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

ADDITIONAL INVESTMENT INFORMATION (continued)

At February 29, 2012, the Joint Repurchase Agreement Account III was fully collateralized by:

Issuer	Interest Rates	Maturity Dates

Federal Farm Credit Bank	3.700 to 7.350%	12/03/13 to 08/03/39

Federal Farm Credit Bank Principal-Only Stripped Security	0.000	12/16/15

Federal Home Loan Bank	0.000 to 8.290	03/30/12 to 09/14/35

Federal Home Loan Mortgage Corp.	0.000 to 7.690	04/25/12 to 08/01/41

Federal National Mortgage Association	0.000 to 8.430	04/02/12 to 03/01/42

Federal National Mortgage Association Interest-Only Stripped Securities	0.000	10/08/13 to 01/15/33

Federal National Mortgage Association Principal-Only Stripped Securities	0.000	10/08/27 to 03/23/28

Government National Mortgage Association	3.000 to 6.000	04/15/24 to 02/15/42

U.S. Treasury Bills	0.000	03/01/12 to 02/07/13

U.S. Treasury Bonds	3.500 to 10.625	08/15/15 to 08/15/41

U.S. Treasury Inflation Indexed Bonds	2.000 to 2.500	01/15/26 to 02/15/40

U.S. Treasury Inflation Indexed Notes	0.125 to 3.000	04/15/12 to 01/15/22

U.S. Treasury Interest-Only Stripped Securities	0.000	03/15/12 to 05/15/39

U.S. Treasury Notes	0.125 to 5.125	03/31/12 to 02/15/22

U.S. Treasury Principal-Only Stripped Securities	0.000	03/31/12 to 08/15/41

The accompanying notes are an integral part of these financial statements.          55

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Statements of Assets and Liabilities
February 29, 2012 (Unaudited)

Federal
Fund
Assets:

Investments based on amortized cost — unaffiliated issuers	$13,464,179,253
Repurchase agreements based on amortized cost — unaffiliated issuers	—
Repurchase agreements based on amortized cost — affiliated issuers	—
Cash	40,421,837
Receivables:
Investment securities sold	—
Interest	8,439,908
Fund shares sold	—
Reimbursement from investment adviser	—
Other assets	144,397

Total assets	13,513,185,395

Liabilities:

Due to custodian	—
Payables:
Investments purchased	42,186,125
Amounts owed to affiliates	1,281,209
Fund shares redeemed	68,032
Dividend distribution	18,896
Accrued expenses	168,694

Total liabilities	43,722,956

Net Assets:

Paid-in capital	13,469,464,027
Undistributed (distributions in excess of) net investment income (loss)	13,147
Accumulated net realized gain (loss) from investments	(14,735)

NET ASSETS	$13,469,462,439

Net asset value, offering and redemption price per share	$1.00

Net Assets:
FST Shares	$10,752,530,747
FST Select Shares	77,340,799
FST Preferred Shares	175,557,324
FST Capital Shares	77,045,759
FST Administration Shares	409,347,216
FST Premier Shares	1,316,460,227
FST Service Shares	556,791,431
FST Class B Shares	—
FST Class C Shares	—
FST Resource Shares	1,000
FST Cash Management Shares	104,387,936

Total Net Assets	$13,469,462,439

Shares outstanding $0.001 par value (unlimited number of shares authorized):
FST Shares	10,752,532,014
FST Select Shares	77,340,808
FST Preferred Shares	175,557,345
FST Capital Shares	77,045,768
FST Administration Shares	409,347,265
FST Premier Shares	1,316,460,382
FST Service Shares	556,791,497
FST Class B Shares	—
FST Class C Shares	—
FST Resource Shares	1,000
FST Cash Management Shares	104,387,948

56          The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

	Money	Prime	Tax-Exempt	Tax-Exempt	Tax-Free	Treasury	Treasury
Government	Market	Obligations	California	New York	Money Market	Instruments	Obligations
Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund

$9,564,206,431	$15,715,554,518	$14,984,078,620	$244,484,291	$151,153,220	$6,538,540,502	$28,880,663,274	$3,450,365,372
18,832,600,000	5,151,300,000	10,360,200,000	—	—	—	—	8,635,300,000
1,000,000,000	—	—	—	—	—	—	—
83,042	7,930	8,074	—	74,750	—	864,970,897	90,905

—	25,523,367	115,459,115	24,371,323	14,588,637	629,441,803	200,694,195	—
10,179,760	9,076,915	9,505,180	261,999	113,307	7,572,096	27,349,339	15,598,504
240,699	3,885,214	4,974,335	—	—	139,019	841,749	—
—	—	—	1,722	6,662	—	—	—
323,534	277,885	243,875	3,100	2,583	94,343	457,838	164,719

29,407,633,466	20,905,625,829	25,474,469,199	269,122,435	165,939,159	7,175,787,763	29,974,977,292	12,101,519,500

—	—	—	1,672,975	—	2,093,606	—	—

—	306,809,238	396,140,219	2,524,490	—	153,577,200	3,099,132,340	19,994,439
3,933,189	2,819,690	3,431,741	15,999	9,443	853,748	1,336,530	1,011,649
361,746	2,877,456	735,141	—	—	344,849	1,402,847	378,587
302,488	1,476,040	1,388,273	19	22	12,980	9,133	33,989
360,230	487,434	674,426	85,551	91,354	173,292	41,691	136,558

4,957,653	314,469,858	402,369,800	4,299,034	100,819	157,055,675	3,101,922,541	21,555,222

29,402,681,280	20,591,164,087	25,072,403,337	264,822,748	165,838,592	7,018,505,952	26,873,063,882	12,079,952,466
83,193	(5,250)	113,898	—	332	—	6,549	—
(88,660)	(2,866)	(417,836)	653	(584)	226,136	(15,680)	11,812

$29,402,675,813	$20,591,155,971	$25,072,099,399	$264,823,401	$165,838,340	$7,018,732,088	$26,873,054,751	$12,079,964,278

$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

$25,228,406,319	$19,939,527,952	$21,290,232,281	$100,155,630	$20,995,962	$6,001,508,325	$24,283,607,416	$8,708,051,091
465,077,257	162,896,851	382,856,701	—	—	72,795,455	173,405,214	196,842,690
549,738,673	40,615,044	297,157,826	—	—	22,040,230	185,720,326	108,639,692
571,065,301	23,372,187	213,225,490	—	—	12,035,948	166,342,744	150,690,356
2,180,327,046	375,514,244	1,921,986,191	164,664,978	144,840,544	267,673,656	1,373,536,449	1,648,383,580
5,671,510	10,572,024	1,000	—	—	580,875,136	406,065,065	114,385,327
402,387,707	38,655,668	791,728,942	1,756	799	27,601,012	284,375,537	1,152,969,542
—	—	6,406,043	—	—	—	—	—
—	—	29,001,152	—	—	—	—	—
1,000	1,000	139,502,773	—	—	34,201,324	1,000	1,000
1,000	1,001	1,000	1,037	1,035	1,002	1,000	1,000

$29,402,675,813	$20,591,155,971	$25,072,099,399	$264,823,401	$165,838,340	$7,018,732,088	$26,873,054,751	$12,079,964,278

25,228,406,322	19,939,527,383	21,290,485,131	100,138,142	20,995,293	6,001,271,403	24,283,615,667	8,708,042,578
465,077,257	162,896,847	382,861,241	—	—	72,792,581	173,405,273	196,842,498
549,738,673	40,615,042	297,161,350	—	—	22,039,360	185,720,389	108,639,585
571,065,301	23,372,186	213,228,019	—	—	12,035,472	166,342,800	150,690,209
2,180,327,046	375,514,233	1,922,008,989	164,636,226	144,835,933	267,663,079	1,373,536,916	1,648,381,968
5,671,510	10,572,024	1,000	—	—	580,852,205	406,065,203	114,385,216
402,387,707	38,655,666	791,738,331	1,756	799	27,599,922	284,375,634	1,152,968,414
—	—	6,406,119	—	—	—	—	—
—	—	29,001,496	—	—	—	—	—
1,000	1,000	139,504,425	—	—	34,199,974	1,000	1,000
1,000	1,001	1,000	1,036	1,035	1,002	1,000	1,000

The accompanying notes are an integral part of these financial statements.          57

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Statements of Operations
For the Six Months Ended February 29, 2012 (Unaudited)

Federal
Fund

Investment income:

Interest income — from unaffiliated issuers	$7,015,118
Interest income — from affiliated issuers	—

Total investment income	7,015,118

Expenses:

Fund-Level Expenses:
Management fees	13,377,909
Transfer Agent fees	652,581
Custody and accounting fees	272,908
Printing and mailing fees	132,677
Registration fees	37,529
Professional fees	37,345
Trustee fees	15,310
Other	152,144

Subtotal	14,678,403

Class Specific Expenses:
FST Premier Share fees	2,239,507
FST Service Share fees	1,640,867
FST Administration Share fees	524,947
FST Cash Management Share fees	313,466
Distribution fees — FST Cash Management Shares	188,080
FST Preferred Share fees	101,968
FST Capital Share fees	42,733
FST Select Share fees	11,285
FST Resource Share fees	2
Distribution fees — FST Resource Share fees	1
Distribution and Service fees — FST Class B Shares	—
Distribution and Service fees — FST Class C Shares	—

Total expenses	19,741,259

Less — expense reductions	(13,079,360)

Net expenses	6,661,899

NET INVESTMENT INCOME	$353,219

Net realized gain (loss) from investment transactions	10,870

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$364,089

58          The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

	Money	Prime	Tax-Exempt	Tax-Exempt	Tax-Free	Treasury	Treasury
Government	Market	Obligations	California	New York	Money Market	Instruments	Obligations
Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund

$26,250,428	$35,913,801	$34,991,682	$163,737	$113,507	$6,377,500	$5,269,286	$6,061,040
514,526	57,977	91,920	—	—	—	—	—

26,764,954	35,971,778	35,083,602	163,737	113,507	6,377,500	5,269,286	6,061,040

30,134,790	21,360,151	25,767,081	427,893	285,749	7,240,994	26,570,765	13,059,931
1,469,990	1,041,958	1,256,931	12,226	8,164	353,219	1,296,135	637,070
595,474	408,824	491,520	27,472	24,180	175,483	500,818	257,034
71,425	362,848	173,616	27,710	27,426	110,510	61,155	47,381
61,224	51,922	174,112	8,216	5,077	38,558	39,577	28,807
49,199	44,986	41,171	44,871	46,335	48,478	54,807	50,637
33,085	24,438	21,033	4,924	4,902	11,902	36,632	22,469
266,623	155,096	275,560	3,065	842	101,909	171,770	108,682

32,681,810	23,450,223	28,201,024	556,377	402,675	8,081,053	28,731,659	14,212,011

7,092	17,431	2	—	—	943,319	739,710	203,680
1,107,853	144,511	1,997,350	3	1	76,599	758,014	3,024,211
2,702,692	508,076	3,061,274	111,396	106,956	391,446	1,798,252	2,160,109
2	2	3	3	3	3	3	3
1	2	1	3	3	1	2	1
365,910	24,657	167,557	—	—	11,541	105,029	65,956
471,843	24,599	141,419	—	—	7,389	125,613	103,011
71,277	34,855	34,432	—	—	9,470	28,341	22,918
2	2	357,309	—	—	76,171	3	2
1	1	107,193	—	—	22,851	1	1
—	—	34,900	—	—	—	—	—
—	—	154,494	—	—	—	—	—

37,408,483	24,204,359	34,256,958	667,782	509,638	9,619,843	32,286,627	19,791,903

(12,257,739)	(4,987,180)	(9,815,429)	(511,493)	(401,111)	(3,615,516)	(27,188,411)	(14,108,621)

25,150,744	19,217,179	24,441,529	156,289	108,527	6,004,327	5,098,216	5,683,282

$1,614,210	$16,754,599	$10,642,073	$7,448	$4,980	$373,173	$171,070	$377,758

—	8,069	16,671	3,686	6,573	259,613	(15,680)	16,251

$1,614,210	$16,762,668	$10,658,744	$11,134	$11,553	$632,786	$155,390	$394,009

The accompanying notes are an integral part of these financial statements.          59

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Statements of Changes in Net Assets

	Federal Fund		Government Fund
	For the		For the
	Six Months Ended	For the Fiscal	Six Months Ended	For the Fiscal
	February 29, 2012	Year Ended	February 29, 2012	Year Ended
	(Unaudited)	August 31, 2011	(Unaudited)	August 31, 2011

From operations:

Net investment income	$353,219	$545,783	$1,614,210	$12,045,700
Net realized gain from investment transactions	10,870	1,330,912	—	943,619

Net increase in net assets resulting from operations	364,089	1,876,695	1,614,210	12,989,319

Distributions to shareholders:

From net investment income:
FST Shares	(277,585)	(545,781)	(1,500,737)	(11,620,460)
FST Select Shares	(2,054)	—	(13,133)	(250,558)
FST Preferred Shares	(5,393)	—	(18,458)	(37,002)
FST Capital Shares	(1,503)	—	(15,269)	(28,194)
FST Administration Shares	(11,268)	—	(55,412)	(92,885)
FST Premier Shares	(34,601)	—	(116)	(3)
FST Service Shares	(17,524)	—	(11,081)	(16,596)
FST Class B Shares	—	—	—	—
FST Class C Shares	—	—	—	—
FST Resource Shares	(2)	(2)	(2)	(3)
FST Cash Management Shares	(3,289)	—	(2)	—
From net realized gains:
FST Shares	(34,020)	(1,007,661)	(63,490)	(843,574)
FST Select Shares	(237)	(9,189)	(1,470)	(25,384)
FST Preferred Shares	(816)	(21,305)	(1,973)	(24,560)
FST Capital Shares	(231)	(8,480)	(2,579)	(28,098)
FST Administration Shares	(1,518)	(46,124)	(5,723)	(65,008)
FST Premier Shares	(4,363)	(134,528)	—	—
FST Service Shares	(2,457)	(66,345)	(1,449)	(19,302)
FST Class B Shares	—	—	—	—
FST Class C Shares	—	—	—	—
FST Resource Shares	—	—	—	—
FST Cash Management Shares	(528)	(18,715)	—	—

Total distributions to shareholders	(397,389)	(1,858,130)	(1,690,894)	(13,051,627)

From share transactions (at $1.00 per share):

Proceeds from sales of shares	20,665,742,539	53,717,557,479	94,197,065,392	222,779,023,916
Reinvestment of distributions	278,191	1,257,795	821,039	4,147,067
Cost of shares redeemed	(20,153,393,154)	(57,226,317,744)	(90,132,741,014)	(229,224,697,619)

Net increase (decrease) in net assets resulting from share transactions	512,627,576	(3,507,502,470)	4,065,145,417	(6,441,526,636)

NET INCREASE (DECREASE)	512,594,276	(3,507,483,905)	4,065,068,733	(6,441,588,944)

Net assets:

Beginning of period	12,956,868,163	16,464,352,068	25,337,607,080	31,779,196,024

End of period	$13,469,462,439	$12,956,868,163	$29,402,675,813	$25,337,607,080

Undistributed (distributions in excess of) net investment income	$13,147	$13,147	$83,193	$83,193

60          The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Money Market Fund		Prime Obligations Fund		Tax-Exempt California Fund
For the		For the		For the
Six Months Ended	For the Fiscal	Six Months Ended	For the Fiscal	Six Months Ended	For the Fiscal
February 29, 2012	Year Ended	February 29, 2012	Year Ended	February 29, 2012	Year Ended
(Unaudited)	August 31, 2011	(Unaudited)	August 31, 2011	(Unaudited)	August 31, 2011

$16,754,599	$25,516,700	$10,642,073	$18,892,983	$7,448	$18,599
8,069	687,459	16,671	666,527	3,686	15,607

16,762,668	26,204,159	10,658,744	19,559,510	11,134	34,206

(16,569,243)	(25,298,393)	(10,482,799)	(18,457,030)	(2,920)	(6,425)
(155,688)	(124,925)	(84,451)	(91,014)	—	—
(15,687)	(44,750)	(15,235)	(95,683)	—	—
(2,919)	(8,146)	(3,246)	(19,197)	—	—
(9,558)	(31,781)	(39,644)	(173,956)	(4,524)	(12,171)
(237)	(4)	(2)	(3)	—	—
(1,263)	(8,698)	(13,655)	(45,688)	(2)	(2)
—	—	(116)	(490)	—	—
—	—	(518)	(1,636)	—	—
(2)	(3)	(2,405)	(8,286)	—	—
(2)	—	(2)	—	(2)	(1)

(68,558)	(592,463)	(246,512)	(521,998)	(3,734)	(5,259)
(807)	(4,959)	(2,250)	(4,016)	—	—
(184)	(2,624)	(4,821)	(13,465)	—	—
(126)	(1,905)	(2,269)	(6,893)	—	—
(1,504)	(19,441)	(31,950)	(82,031)	(6,001)	(8,265)
(35)	(36)	—	—	—	—
(285)	(5,467)	(9,744)	(21,394)	—	—
—	—	(89)	(204)	—	—
—	—	(386)	(814)	—	—
—	—	(1,778)	(3,979)	—	—
—	—	—	—	—	—

(16,826,098)	(26,143,595)	(10,941,872)	(19,547,777)	(17,183)	(32,123)

92,195,841,405	154,401,461,508	62,537,992,098	120,587,569,422	384,195,217	939,025,227
8,617,846	15,779,464	4,112,415	9,279,040	17,069	31,954
(92,408,854,673)	(150,632,649,264)	(59,703,387,395)	(126,248,656,866)	(352,556,852)	(949,600,335)

(204,395,422)	3,784,591,708	2,838,717,118	(5,651,808,404)	31,655,434	(10,543,154)

(204,458,852)	3,784,652,272	2,838,433,990	(5,651,796,671)	31,649,385	(10,541,071)

20,795,614,823	17,010,962,551	22,233,665,409	27,885,462,080	233,174,016	243,715,087

$20,591,155,971	$20,795,614,823	$25,072,099,399	$22,233,665,409	$264,823,401	$233,174,016

$(5,250)	$(5,250)	$113,898	$113,898	$—	$—

The accompanying notes are an integral part of these financial statements.          61

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Statements of Changes in Net Assets (continued)

	Tax-Exempt New York Fund
	For the
	Six Months Ended	For the Fiscal
	February 29, 2012	Year Ended
	(Unaudited)	August 31, 2011

From operations:

Net investment income	$4,980	$12,830
Net realized gain (loss) from investment transactions	6,573	(1,876)

Net increase in net assets resulting from operations	11,553	10,954

Distributions to shareholders:

From net investment income:
FST Shares	(627)	(3,176)
FST Select Shares	—	—
FST Preferred Shares	—	—
FST Capital Shares	—	—
FST Administration Shares	(4,349)	(9,651)
FST Premier Shares	—	—
FST Service Shares	(2)	(2)
FST Resource Shares	—	—
FST Cash Management Shares	(2)	(1)
From net realized gains:
FST Shares	(660)	(8,047)
FST Select Shares	—	—
FST Preferred Shares	—	—
FST Capital Shares	—	—
FST Administration Shares	(4,621)	(26,295)
FST Premier Shares	—	—
FST Service Shares	—	—
FST Resource Shares	—	—
FST Cash Management Shares	—	—

Total distributions to shareholders	(10,261)	(47,172)

From share transactions (at $1.00 per share):

Proceeds from sales of shares	226,607,160	533,901,070
Reinvestment of distributions	10,139	46,670
Cost of shares redeemed	(222,188,021)	(549,760,278)

Net increase (decrease) in net assets resulting from share transactions	4,429,278	(15,812,538)

NET INCREASE (DECREASE)	4,430,570	(15,848,756)

Net assets:

Beginning of period	161,407,770	177,256,526

End of period	$165,838,340	$161,407,770

Undistributed (distributions in excess of) net investment income	$332	$332

62          The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Tax-Free Money Market Fund		Treasury Instruments Fund		Treasury Obligations Fund
For the		For the		For the
Six Months Ended	For the Fiscal	Six Months Ended	For the Fiscal	Six Months Ended	For the Fiscal
February 29, 2012	Year Ended	February 29, 2012	Year Ended	February 29, 2012	Year Ended
(Unaudited)	August 31, 2011	(Unaudited)	August 31, 2011	(Unaudited)	August 31, 2011

$373,173	$8,107,439	$171,070	$21,974	$377,758	$1,393,991
259,613	379,398	(15,680)	1,351,348	16,251	54,632

632,786	8,486,837	155,390	1,373,322	394,009	1,448,623

(342,302)	(7,992,268)	(147,175)	(7,783)	(274,637)	(1,153,201)
(2,061)	(36,941)	(1,154)	(1,032)	(4,537)	(16,713)
(703)	(6,030)	(1,354)	(2,032)	(3,917)	(11,281)
(300)	(640)	(1,078)	(277)	(4,078)	(11,324)
(9,533)	(23,180)	(9,083)	(8,750)	(51,252)	(111,200)
(16,411)	(43,968)	(2,730)	(1,424)	(3,453)	(8,903)
(933)	(2,834)	(1,943)	(672)	(35,880)	(81,366)
(928)	(1,221)	(2)	(2)	(2)	(2)
(2)	(1)	(2)	(2)	(2)	(1)

(305,906)	(874,804)	—	(1,198,081)	(3,239)	(38,351)
(3,692)	(6,409)	—	(16,903)	(59)	(1,227)
(1,206)	(3,041)	—	(16,356)	(39)	(598)
(408)	(634)	—	(11,320)	(49)	(691)
(17,130)	(24,586)	—	(89,506)	(602)	(7,027)
(26,746)	(51,618)	—	(28,707)	(43)	(714)
(1,523)	(3,037)	—	(20,285)	(408)	(5,071)
(1,605)	(1,418)	—	—	—	—
—	—	—	—	—	—

(731,389)	(9,072,630)	(164,521)	(1,403,132)	(382,197)	(1,447,670)

9,045,613,542	30,270,776,837	40,718,701,913	77,166,306,629	72,261,226,449	81,629,454,359
567,721	7,473,492	106,679	959,225	158,107	757,126
(9,586,466,762)	(32,642,447,333)	(36,753,229,798)	(73,083,183,219)	(71,770,299,924)	(82,558,690,137)

(540,285,499)	(2,364,197,004)	3,965,578,794	4,084,082,635	491,084,632	(928,478,652)

(540,384,102)	(2,364,782,797)	3,965,569,663	4,084,052,825	491,096,444	(928,477,699)

7,559,116,190	9,923,898,987	22,907,485,088	18,823,432,263	11,588,867,834	12,517,345,533

$7,018,732,088	$7,559,116,190	$26,873,054,751	$22,907,485,088	$12,079,964,278	$11,588,867,834

$—	$—	$6,549	$—	$—	$—

The accompanying notes are an integral part of these financial statements.          63

FINANCIAL SQUARE FEDERAL FUND

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

	Net asset			Distributions
	value,	Net		from net
	beginning	investment		investment
Year - Share Class	of period	income (loss)		income(a)

FOR THE SIX MONTHS ENDED FEBRUARY 29, (UNAUDITED)
2012 - FST Shares	$1.00	$—	(c)	$—	(c)
2012 - FST Select Shares	1.00	—	(c)	—	(c)
2012 - FST Preferred Shares	1.00	—	(c)	—	(c)
2012 - FST Capital Shares	1.00	—	(c)	—	(c)
2012 - FST Administration Shares	1.00	—	(c)	—	(c)
2012 - FST Premier Shares	1.00	—	(c)	—	(c)
2012 - FST Service Shares	1.00	—	(c)	—	(c)
2012 - FST Resource Shares	1.00	—	(c)	—	(c)
2012 - FST Cash Management Shares	1.00	—	(c)	—	(c)

FOR THE FISCAL YEARS ENDED AUGUST 31,
2011 - FST Shares	1.00	—	(c)	—	(c)
2011 - FST Select Shares	1.00	—	(c)	—	(c)
2011 - FST Preferred Shares	1.00	—	(c)	—	(c)
2011 - FST Capital Shares	1.00	—	(c)	—	(c)
2011 - FST Administration Shares	1.00	—	(c)	—	(c)
2011 - FST Premier Shares	1.00	—	(c)	—	(c)
2011 - FST Service Shares	1.00	—	(c)	—	(c)
2011 - FST Resource Shares	1.00	—	(c)	—	(c)
2011 - FST Cash Management Shares	1.00	—	(c)	—	(c)

2010 - FST Shares	1.00	—	(c)	—	(c)
2010 - FST Select Shares	1.00	—	(c)	—	(c)
2010 - FST Preferred Shares	1.00	—	(c)	—	(c)
2010 - FST Capital Shares	1.00	—	(c)	—	(c)
2010 - FST Administration Shares	1.00	—	(c)	—	(c)
2010 - FST Premier Shares (Commenced May 14, 2010)	1.00	—	(c)	—	(c)
2010 - FST Service Shares	1.00	—	(c)	—	(c)
2010 - FST Resource Shares (Commenced May 14, 2010)	1.00	—	(c)	—	(c)
2010 - FST Cash Management Shares (Commenced May 14, 2010)	1.00	—	(c)	—	(c)

FOR THE PERIOD JANUARY 1 TO AUGUST 31*,
2009 - FST Shares	1.00	0.002	(g)	(0.002	)(g)
2009 - FST Select Shares	1.00	0.002	(g)	(0.002	)(g)
2009 - FST Preferred Shares	1.00	0.002	(g)	(0.002	)(g)
2009 - FST Capital Shares	1.00	0.001	(g)	(0.001	)(g)
2009 - FST Administration Shares	1.00	0.001	(g)	(0.001	)(g)
2009 - FST Service Shares	1.00	—	(c)(g)	—	(c)(g)

FOR THE FISCAL YEARS ENDED DECEMBER 31,
2008 - FST Shares	1.00	0.025	(g)	(0.025	)(g)
2008 - FST Select Shares	1.00	0.024	(g)	(0.024	)(g)
2008 - FST Preferred Shares	1.00	0.024	(g)	(0.024	)(g)
2008 - FST Capital Shares	1.00	0.023	(g)	(0.023	)(g)
2008 - FST Administration Shares	1.00	0.022	(g)	(0.022	)(g)
2008 - FST Service Shares	1.00	0.020	(g)	(0.020	)(g)

2007 - FST Shares	1.00	0.050		(0.050)
2007 - FST Select Shares	1.00	0.049		(0.049)
2007 - FST Preferred Shares	1.00	0.049		(0.049)
2007 - FST Capital Shares	1.00	0.048		(0.048)
2007 - FST Administration Shares	1.00	0.047		(0.047)
2007 - FST Service Shares	1.00	0.045		(0.045)

2006 - FST Shares	1.00	0.048		(0.048)
2006 - FST Select Shares	1.00	0.047		(0.047)
2006 - FST Preferred Shares	1.00	0.047		(0.047)
2006 - FST Capital Shares	1.00	0.046		(0.046)
2006 - FST Administration Shares	1.00	0.045		(0.045)
2006 - FST Service Shares	1.00	0.043		(0.043)

*	The Fund changed its fiscal year end from December 31 to August 31.
(a)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(b)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(c)	Amount is less than $0.0005 per share.
(d)	Amount is less than 0.005%.
(e)	Annualized.
(f)	Amount is less than 0.005% of average net assets.
(g)	Net investment income and distributions from net investment income contain $0.0002 and $(0.0002), and $0.0003 and $(0.0003), of net realized gains and distributions from net realized gains for the period ended August 31, 2009 and fiscal year ended December 31, 2008, respectively.

64          The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE FEDERAL FUND

			Net assets	Ratio of		Ratio of		Ratio of
Net asset			end of	net expenses		total expenses		net investment
value, end	Total		period	to average		to average		income (loss) to
of period	return(b)		(in 000s)	net assets		net assets		average net assets

$1.00	—	%(d)	$10,752,531	0.10	%(e)	0.23	%(e)	0.01	%(e)
1.00	—	(d)	77,341	0.10	(e)	0.26	(e)	0.01	(e)
1.00	—	(d)	175,557	0.10	(e)	0.33	(e)	0.01	(e)
1.00	—	(d)	77,046	0.10	(e)	0.38	(e)	0.01	(e)
1.00	—	(d)	409,347	0.10	(e)	0.48	(e)	0.01	(e)
1.00	—	(d)	1,316,460	0.10	(e)	0.58	(e)	0.01	(e)
1.00	—	(d)	556,791	0.10	(e)	0.73	(e)	0.01	(e)
1.00	—	(d)	1	0.10	(e)	0.88	(e)	0.40	(e)
1.00	—	(d)	104,388	0.10	(e)	1.03	(e)	0.01	(e)

1.00	0.01		9,888,638	0.17		0.23		0.01
1.00	0.01		74,182	0.18		0.26		—	(f)
1.00	0.01		269,893	0.18		0.33		—	(f)
1.00	0.01		80,713	0.18		0.38		—	(f)
1.00	0.01		454,427	0.18		0.48		—	(f)
1.00	0.01		1,298,287	0.18		0.58		—	(f)
1.00	0.01		739,254	0.18		0.73		—	(f)
1.00	0.01		1	0.17		0.88		0.19
1.00	0.01		151,472	0.18		1.03		—	(f)

1.00	0.05		12,958,372	0.20		0.23		0.03
1.00	0.02		105,245	0.22		0.25		0.01
1.00	0.01		285,291	0.24		0.33		(0.01)
1.00	0.01		72,407	0.24		0.37		(0.01)
1.00	0.01		579,217	0.25		0.48		(0.01)
1.00	0.01		1,479,302	0.24	(e)	0.58	(e)	0.01	(e)
1.00	0.01		774,348	0.24		0.73		(0.01)
1.00	0.01		1	0.20	(e)	0.73	(e)	0.06	(e)
1.00	0.01		210,167	0.24	(e)	1.03	(e)	0.01	(e)

1.00	0.22		20,069,801	0.21	(e)	0.24	(e)	0.32	(e)
1.00	0.20		256,463	0.24	(e)	0.27	(e)	0.24	(e)
1.00	0.15		511,911	0.31	(e)	0.34	(e)	0.19	(e)
1.00	0.12		157,721	0.36	(e)	0.39	(e)	0.09	(e)
1.00	0.07		897,620	0.44	(e)	0.49	(e)	0.10	(e)
1.00	0.02		887,368	0.53	(e)	0.74	(e)	—	(e)(f)

1.00	2.48		31,185,150	0.21		0.24		2.34
1.00	2.45		89,863	0.24		0.27		2.29
1.00	2.38		491,371	0.31		0.34		2.32
1.00	2.33		36,379	0.36		0.39		1.99
1.00	2.22		1,470,423	0.46		0.49		2.01
1.00	1.97		1,331,954	0.71		0.74		1.88

1.00	5.07		15,074,711	0.20		0.23		4.92
1.00	5.04		1	0.23		0.26		4.91
1.00	4.97		315,256	0.30		0.33		4.80
1.00	4.91		7,941	0.35		0.38		4.77
1.00	4.81		586,405	0.45		0.48		4.71
1.00	4.55		946,214	0.70		0.73		4.42

1.00	4.87		8,565,756	0.20		0.23		4.77
1.00	4.84		1	0.23		0.26		4.60
1.00	4.77		132,530	0.30		0.33		4.66
1.00	4.72		3,613	0.35		0.38		4.62
1.00	4.61		754,867	0.45		0.48		4.54
1.00	4.35		778,820	0.70		0.73		4.27

The accompanying notes are an integral part of these financial statements.          65

FINANCIAL SQUARE GOVERNMENT FUND

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

	Net asset			Distributions
	value,	Net		from net
	beginning	investment		investment
Year - Share Class	of period	income (loss)		income(a)

FOR THE SIX MONTHS ENDED FEBRUARY 29, (UNAUDITED)
2012 - FST Shares	$1.00	$—	(c)	$—	(c)
2012 - FST Select Shares	1.00	—	(c)	—	(c)
2012 - FST Preferred Shares	1.00	—	(c)	—	(c)
2012 - FST Capital Shares	1.00	—	(c)	—	(c)
2012 - FST Administration Shares	1.00	—	(c)	—	(c)
2012 - FST Premier Shares	1.00	—	(c)	—	(c)
2012 - FST Service Shares	1.00	—	(c)	—	(c)
2012 - FST Resource Shares	1.00	—	(c)	—	(c)
2012 - FST Cash Management Shares	1.00	—	(c)	—	(c)

FOR THE FISCAL YEARS ENDED AUGUST 31,
2011 - FST Shares	1.00	—	(c)	—	(c)
2011 - FST Select Shares	1.00	—	(c)	—	(c)
2011 - FST Preferred Shares	1.00	—	(c)	—	(c)
2011 - FST Capital Shares	1.00	—	(c)	—	(c)
2011 - FST Administration Shares	1.00	—	(c)	—	(c)
2011 - FST Premier Shares	1.00	—	(c)	—	(c)
2011 - FST Service Shares	1.00	—	(c)	—	(c)
2011 - FST Resource Shares	1.00	—	(c)	—	(c)
2011 - FST Cash Management Shares	1.00	—	(c)	—	(c)

2010 - FST Shares	1.00	0.001		(0.001)
2010 - FST Select Shares	1.00	0.001		(0.001)
2010 - FST Preferred Shares	1.00	—	(c)	—	(c)
2010 - FST Capital Shares	1.00	—	(c)	—	(c)
2010 - FST Administration Shares	1.00	—	(c)	—	(c)
2010 - FST Premier Shares (Commenced May 14, 2010)	1.00	—	(c)	—	(c)
2010 - FST Service Shares	1.00	—	(c)	—	(c)
2010 - FST Resource Shares (Commenced May 14, 2010)	1.00	—	(c)	—	(c)
2010 - FST Cash Management Shares (Commenced May 14, 2010)	1.00	—	(c)	—	(c)

FOR THE PERIOD JANUARY 1 TO AUGUST 31*,
2009 - FST Shares	1.00	0.003	(g)	(0.003	)(g)
2009 - FST Select Shares	1.00	0.003	(g)	(0.003	)(g)
2009 - FST Preferred Shares	1.00	0.002	(g)	(0.002	)(g)
2009 - FST Capital Shares	1.00	0.002	(g)	(0.002	)(g)
2009 - FST Administration Shares	1.00	0.001	(g)	(0.001	)(g)
2009 - FST Service Shares	1.00	0.001	(g)	(0.001	)(g)

FOR THE FISCAL YEARS ENDED DECEMBER 31,
2008 - FST Shares	1.00	0.025	(g)	(0.025	)(g)
2008 - FST Select Shares	1.00	0.025	(g)	(0.025	)(g)
2008 - FST Preferred Shares	1.00	0.024	(g)	(0.024	)(g)
2008 - FST Capital Shares	1.00	0.023	(g)	(0.023	)(g)
2008 - FST Administration Shares	1.00	0.022	(g)	(0.022	)(g)
2008 - FST Service Shares	1.00	0.020	(g)	(0.020	)(g)

2007 - FST Shares	1.00	0.050		(0.050)
2007 - FST Select Shares	1.00	0.050		(0.050)
2007 - FST Preferred Shares	1.00	0.049		(0.049)
2007 - FST Capital Shares	1.00	0.049		(0.049)
2007 - FST Administration Shares	1.00	0.047		(0.047)
2007 - FST Service Shares	1.00	0.045		(0.045)

2006 - FST Shares	1.00	0.049		(0.049)
2006 - FST Select Shares	1.00	0.048		(0.048)
2006 - FST Preferred Shares	1.00	0.047		(0.047)
2006 - FST Capital Shares	1.00	0.047		(0.047)
2006 - FST Administration Shares	1.00	0.046		(0.046)
2006 - FST Service Shares	1.00	0.043		(0.043)

*	The Fund changed its fiscal year end from December 31 to August 31.
(a)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(b)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(c)	Amount is less than $0.0005 per share.
(d)	Amount is less than 0.005%.
(e)	Annualized.
(f)	Amount is less than 0.005% of average net assets.
(g)	Net investment income and distributions from net investment income contain $0.0005 and $(0.0005), and $0.001 and $(0.001), of net realized gains and distributions from net realized gains for the period ended August 31, 2009 and the fiscal year ended December 31, 2008, respectively.

66          The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE GOVERNMENT FUND

			Net assets	Ratio of		Ratio of		Ratio of
Net asset			end of	net expenses		total expenses		net investment
value, end	Total		period	to average		to average		income (loss) to
of period	return(b)		(in 000s)	net assets		net assets		average net assets

$1.00	0.01%		$25,228,406	0.18	%(e)	0.23	%(e)	0.01	%(e)
1.00	—	(d)	465,077	0.19	(e)	0.26	(e)	0.01	(e)
1.00	—	(d)	549,739	0.19	(e)	0.33	(e)	0.01	(e)
1.00	—	(d)	571,065	0.19	(e)	0.38	(e)	—	(e)(f)
1.00	—	(d)	2,180,327	0.19	(e)	0.48	(e)	0.01	(e)
1.00	—	(d)	5,672	0.19	(e)	0.58	(e)	0.01	(e)
1.00	—	(d)	402,388	0.19	(e)	0.73	(e)	0.01	(e)
1.00	—	(d)	1	0.18	(e)	0.88	(e)	0.40	(e)
1.00	—	(d)	1	0.18	(e)	1.03	(e)	0.01	(e)

1.00	0.04		20,959,643	0.18		0.23		0.04
1.00	0.02		474,953	0.20		0.26		0.03
1.00	0.01		652,225	0.22		0.33		—	(f)
1.00	0.01		815,275	0.22		0.38		—	(f)
1.00	0.01		1,956,642	0.22		0.48		—	(f)
1.00	0.01		1	0.22		0.58		0.28
1.00	0.01		478,866	0.21		0.73		—	(f)
1.00	0.01		1	0.22		0.88		0.28
1.00	0.01		1	0.22		1.03		—	(f)

1.00	0.08		26,136,102	0.18		0.23		0.06
1.00	0.05		1,225,360	0.21		0.26		0.03
1.00	0.02		783,466	0.25		0.33		(0.01)
1.00	0.01		859,594	0.25		0.38		(0.01)
1.00	0.01		2,397,534	0.25		0.48		(0.02)
1.00	0.01		1	0.18	(e)	0.58	(e)	0.25	(e)
1.00	0.01		377,138	0.25		0.73		(0.02)
1.00	0.01		1	0.18	(e)	0.73	(e)	0.25	(e)
1.00	0.01		1	0.30	(e)	1.03	(e)	(0.18	)(e)

1.00	0.29		51,896,720	0.19	(e)	0.24	(e)	0.35	(e)
1.00	0.27		2,218,312	0.22	(e)	0.27	(e)	0.30	(e)
1.00	0.22		873,242	0.29	(e)	0.34	(e)	0.26	(e)
1.00	0.19		1,022,472	0.34	(e)	0.39	(e)	0.23	(e)
1.00	0.13		3,217,353	0.43	(e)	0.49	(e)	0.13	(e)
1.00	0.05		505,564	0.58	(e)	0.74	(e)	(0.01	)(e)

1.00	2.51		48,835,964	0.19		0.24		2.17
1.00	2.48		1,222,242	0.22		0.27		2.24
1.00	2.41		1,022,324	0.29		0.34		2.28
1.00	2.36		1,256,106	0.34		0.39		2.15
1.00	2.25		3,995,979	0.44		0.49		2.06
1.00	2.00		676,581	0.69		0.74		1.85

1.00	5.13		9,944,020	0.18		0.24		4.88
1.00	5.10		438,264	0.21		0.27		4.79
1.00	5.03		666,779	0.28		0.34		4.87
1.00	4.97		354,687	0.33		0.39		4.69
1.00	4.87		1,886,834	0.43		0.49		4.72
1.00	4.61		407,134	0.68		0.74		4.52

1.00	4.95		3,117,679	0.18		0.24		4.89
1.00	4.92		82,500	0.21		0.27		4.83
1.00	4.85		384,397	0.28		0.34		4.74
1.00	4.80		153,254	0.33		0.39		4.71
1.00	4.69		1,150,955	0.43		0.49		4.60
1.00	4.43		374,543	0.68		0.74		4.38

The accompanying notes are an integral part of these financial statements.          67

FINANCIAL SQUARE MONEY MARKET FUND

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

	Net asset			Distributions
	value,	Net		from net
	beginning	investment		investment
Year - Share Class	of period	income (loss)		income(a)

FOR THE SIX MONTHS ENDED FEBRUARY 29, (UNAUDITED)
2012 - FST Shares	$1.00	$0.001		$(0.001)
2012 - FST Select Shares	1.00	0.001		(0.001)
2012 - FST Preferred Shares	1.00	—	(c)	—	(c)
2012 - FST Capital Shares	1.00	—	(c)	—	(c)
2012 - FST Administration Shares	1.00	—	(c)	—	(c)
2012 - FST Premier Shares	1.00	—	(c)	—	(c)
2012 - FST Service Shares	1.00	—	(c)	—	(c)
2012 - FST Resource Shares	1.00	—	(c)	—	(c)
2012 - FST Cash Management Shares	1.00	—	(c)	—	(c)

FOR THE FISCAL YEARS ENDED AUGUST 31,
2011 - FST Shares	1.00	0.001		(0.001)
2011 - FST Select Shares	1.00	0.001		(0.001)
2011 - FST Preferred Shares	1.00	—	(c)	—	(c)
2011 - FST Capital Shares	1.00	—	(c)	—	(c)
2011 - FST Administration Shares	1.00	—	(c)	—	(c)
2011 - FST Premier Shares	1.00	—	(c)	—	(c)
2011 - FST Service Shares	1.00	—	(c)	—	(c)
2011 - FST Resource Shares	1.00	—	(c)	—	(c)
2011 - FST Cash Management Shares	1.00	—	(c)	—	(c)

2010 - FST Shares	1.00	0.001		(0.001)
2010 - FST Select Shares	1.00	0.001		(0.001)
2010 - FST Preferred Shares	1.00	—	(c)	—	(c)
2010 - FST Capital Shares	1.00	—	(c)	—	(c)
2010 - FST Administration Shares	1.00	—	(c)	—	(c)
2010 - FST Premier Shares (Commenced May 14, 2010)	1.00	—	(c)	—	(c)
2010 - FST Service Shares	1.00	—	(c)	—	(c)
2010 - FST Resource Shares (Commenced May 14, 2010)	1.00	—	(c)	—	(c)
2010 - FST Cash Management Shares (Commenced May 14, 2010)	1.00	—	(c)	—	(c)

FOR THE PERIOD JANUARY 1 TO AUGUST 31*,
2009 - FST Shares	1.00	0.004	(g)	(0.004	)(g)
2009 - FST Select Shares	1.00	0.004	(g)	(0.004	)(g)
2009 - FST Preferred Shares	1.00	0.003	(g)	(0.003	)(g)
2009 - FST Capital Shares	1.00	0.003	(g)	(0.003	)(g)
2009 - FST Administration Shares	1.00	0.002	(g)	(0.002	)(g)
2009 - FST Service Shares	1.00	0.001	(g)	(0.001	)(g)

FOR THE FISCAL YEARS ENDED DECEMBER 31,
2008 - FST Shares	1.00	0.027		(0.027)
2008 - FST Select Shares	1.00	0.026		(0.026)
2008 - FST Preferred Shares	1.00	0.026		(0.026)
2008 - FST Capital Shares	1.00	0.025		(0.025)
2008 - FST Administration Shares	1.00	0.024		(0.024)
2008 - FST Service Shares	1.00	0.022		(0.022)

2007 - FST Shares	1.00	0.051		(0.051)
2007 - FST Select Shares	1.00	0.051		(0.051)
2007 - FST Preferred Shares	1.00	0.050		(0.050)
2007 - FST Capital Shares	1.00	0.050		(0.050)
2007 - FST Administration Shares	1.00	0.049		(0.049)
2007 - FST Service Shares	1.00	0.046		(0.046)

2006 - FST Shares	1.00	0.049		(0.049)
2006 - FST Select Shares	1.00	0.049		(0.049)
2006 - FST Preferred Shares	1.00	0.048		(0.048)
2006 - FST Capital Shares	1.00	0.047		(0.047)
2006 - FST Administration Shares	1.00	0.046		(0.046)
2006 - FST Service Shares	1.00	0.044		(0.044)

*	The Fund changed its fiscal year end from December 31 to August 31.
(a)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(b)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(c)	Amount is less than $0.0005 per share.
(d)	Amount is less than 0.005%.
(e)	Annualized.
(f)	Amount is less than 0.005% of average net assets.
(g)	Net investment income and distributions from net investment income contain $0.0001 and $(0.0001), of net realized gains and distributions from net realized gains for the period ended August 31, 2009.

68          The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE MONEY MARKET FUND

			Net assets	Ratio of		Ratio of		Ratio of
Net asset			end of	net expenses		total expenses		net investment
value, end	Total		period	to average		to average		income (loss) to
of period	return(b)		(in 000s)	net assets		net assets		average net assets

$1.00	0.08%		$19,939,528	0.18	%(e)	0.23	%(e)	0.17	%(e)
1.00	0.07		162,897	0.21	(e)	0.26	(e)	0.13	(e)
1.00	0.03		40,615	0.28	(e)	0.33	(e)	0.06	(e)
1.00	0.01		23,372	0.32	(e)	0.38	(e)	0.02	(e)
1.00	—	(d)	375,514	0.34	(e)	0.48	(e)	—	(e)(f)
1.00	—	(d)	10,572	0.34	(e)	0.58	(e)	—	(e)(f)
1.00	—	(d)	38,656	0.33	(e)	0.73	(e)	—	(e)(f)
1.00	—	(d)	1	0.18	(e)	0.88	(e)	0.40	(e)
1.00	—	(d)	1	0.18	(e)	1.03	(e)	0.40	(e)

1.00	0.14		19,751,293	0.18		0.23		0.14
1.00	0.11		212,150	0.21		0.26		0.10
1.00	0.04		57,885	0.28		0.33		0.04
1.00	0.02		47,555	0.31		0.38		0.01
1.00	0.01		567,818	0.32		0.48		—	(f)
1.00	0.01		10,572	0.29		0.58		—	(f)
1.00	0.01		148,341	0.31		0.73		—	(f)
1.00	0.01		1	0.28		0.88		0.32
1.00	0.01		1	0.40		1.03		(0.07)

1.00	0.13		15,510,366	0.18		0.23		0.10
1.00	0.10		368,196	0.21		0.26		0.11
1.00	0.04		97,072	0.27		0.33		0.03
1.00	0.02		81,640	0.29		0.38		—	(f)
1.00	0.01		780,326	0.30		0.48		(0.01)
1.00	0.01		1	0.40	(e)	0.58	(e)	0.01	(e)
1.00	0.01		173,360	0.29		0.73		(0.02)
1.00	0.01		1	0.18	(e)	0.73	(e)	0.31	(e)
1.00	0.01		1	0.48	(e)	0.97	(e)	(0.22	)(e)

1.00	0.38		21,878,982	0.21	(e)	0.26	(e)	0.55	(e)
1.00	0.36		42,778	0.24	(e)	0.29	(e)	0.60	(e)
1.00	0.32		87,673	0.31	(e)	0.36	(e)	0.46	(e)
1.00	0.28		76,008	0.36	(e)	0.41	(e)	0.38	(e)
1.00	0.22		1,415,175	0.45	(e)	0.51	(e)	0.23	(e)
1.00	0.11		472,480	0.62	(e)	0.76	(e)	0.15	(e)

1.00	2.70		18,340,321	0.19		0.24		2.74
1.00	2.67		54,085	0.22		0.27		2.80
1.00	2.60		87,841	0.29		0.34		2.75
1.00	2.54		50,112	0.34		0.39		2.59
1.00	2.44		684,773	0.44		0.49		2.51
1.00	2.19		559,707	0.69		0.74		2.24

1.00	5.26		22,000,123	0.18		0.23		5.12
1.00	5.23		82,832	0.21		0.26		5.14
1.00	5.15		161,635	0.28		0.33		5.02
1.00	5.10		54,022	0.33		0.38		4.92
1.00	5.00		1,175,106	0.43		0.48		4.87
1.00	4.74		648,195	0.68		0.73		4.63

1.00	4.99		13,911,751	0.18		0.23		4.92
1.00	4.96		28,066	0.21		0.26		4.87
1.00	4.89		97,638	0.28		0.33		4.80
1.00	4.84		13,006	0.33		0.38		4.69
1.00	4.73		616,511	0.43		0.48		4.65
1.00	4.47		486,455	0.68		0.73		4.42

The accompanying notes are an integral part of these financial statements.          69

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

	Net asset			Distributions
	value,	Net		from net
	beginning	investment		investment
Year - Share Class	of period	income (loss)		income(a)

FOR THE SIX MONTHS ENDED FEBRUARY 29, (UNAUDITED)
2012 - FST Shares	$1.00	$0.001		$(0.001)
2012 - FST Select Shares	1.00	—	(c)	— (c)
2012 - FST Preferred Shares	1.00	—	(c)	— (c)
2012 - FST Capital Shares	1.00	—	(c)	— (c)
2012 - FST Administration Shares	1.00	—	(c)	— (c)
2012 - FST Premier Shares	1.00	—	(c)	— (c)
2012 - FST Service Shares	1.00	—	(c)	— (c)
2012 - FST Resource Shares	1.00	—	(c)	— (c)
2012 - FST Cash Management Shares	1.00	—	(c)	— (c)
2012 - FST Class B Shares	1.00	—	(c)	— (c)
2012 - FST Class C Shares	1.00	—	(c)	— (c)

FOR THE FISCAL YEARS ENDED AUGUST 31,
2011 - FST Shares	1.00	0.001		(0.001)
2011 - FST Select Shares	1.00	0.001		(0.001)
2011 - FST Preferred Shares	1.00	—	(c)	— (c)
2011 - FST Capital Shares	1.00	—	(c)	— (c)
2011 - FST Administration Shares	1.00	—	(c)	— (c)
2011 - FST Premier Shares	1.00	—	(c)	— (c)
2011 - FST Service Shares	1.00	—	(c)	— (c)
2011 - FST Resource Shares	1.00	—	(c)	— (c)
2011 - FST Cash Management Shares	1.00	—	(c)	— (c)
2011 - FST Class B Shares	1.00	—	(c)	— (c)
2011 - FST Class C Shares	1.00	—	(c)	— (c)

2010 - FST Shares	1.00	0.001		(0.001)
2010 - FST Select Shares	1.00	0.001		(0.001)
2010 - FST Preferred Shares	1.00	—	(c)	— (c)
2010 - FST Capital Shares	1.00	—	(c)	— (c)
2010 - FST Administration Shares	1.00	—	(c)	— (c)
2010 - FST Premier Shares (Commenced May 14, 2010)	1.00	—	(c)	— (c)
2010 - FST Service Shares	1.00	—	(c)	— (c)
2010 - FST Resource Shares (Commenced May 14, 2010)	1.00	—	(c)	— (c)
2010 - FST Cash Management Shares (Commenced May 14, 2010)	1.00	—	(c)	— (c)
2010 - FST Class B Shares (Commenced May 14, 2010)	1.00	—	(c)	— (c)
2010 - FST Class C Shares (Commenced May 14, 2010)	1.00	—	(c)	— (c)

FOR THE PERIOD JANUARY 1 TO AUGUST 31*,
2009 - FST Shares	1.00	0.003		(0.003)
2009 - FST Select Shares	1.00	0.003		(0.003)
2009 - FST Preferred Shares	1.00	0.003		(0.003)
2009 - FST Capital Shares	1.00	0.002		(0.002)
2009 - FST Administration Shares	1.00	0.002		(0.002)
2009 - FST Service Shares	1.00	0.001		(0.001)

FOR THE FISCAL YEARS ENDED DECEMBER 31,
2008 - FST Shares	1.00	0.026	(g)	(0.026)
2008 - FST Select Shares	1.00	0.026	(g)	(0.026)
2008 - FST Preferred Shares	1.00	0.025	(g)	(0.025)
2008 - FST Capital Shares	1.00	0.025	(g)	(0.025)
2008 - FST Administration Shares	1.00	0.024	(g)	(0.024)
2008 - FST Service Shares	1.00	0.021	(g)	(0.021)

2007 - FST Shares	1.00	0.052		(0.052)
2007 - FST Select Shares	1.00	0.051		(0.051)
2007 - FST Preferred Shares	1.00	0.051		(0.051)
2007 - FST Capital Shares	1.00	0.050		(0.050)
2007 - FST Administration Shares	1.00	0.049		(0.049)
2007 - FST Service Shares	1.00	0.047		(0.047)

2006 - FST Shares	1.00	0.049		(0.049)
2006 - FST Select Shares	1.00	0.049		(0.049)
2006 - FST Preferred Shares	1.00	0.048		(0.048)
2006 - FST Capital Shares	1.00	0.047		(0.047)
2006 - FST Administration Shares	1.00	0.046		(0.046)
2006 - FST Service Shares	1.00	0.044		(0.044)

*	The Fund changed its fiscal year end from December 31 to August 31.
(a)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(b)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(c)	Amount is less than $0.0005 per share.
(d)	Amount is less than 0.005%.
(e)	Annualized.
(f)	Amount is less than 0.005% of average net assets.
(g)	Reflects an increase of $0.002 per share and 0.22%, as a result of voluntary and irrevocable capital infusion by Goldman Sachs.

70          The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

			Net assets	Ratio of		Ratio of		Ratio of
Net asset			end of	net expenses		total expenses		net investment
value, end	Total		period	to average		to average		income (loss) to
of period	return(b)		(in 000s)	net assets		net assets		average net assets

$1.00	0.05%		$21,290,232	0.18	%(e)	0.23	%(e)	0.10	%(e)
1.00	0.04		382,857	0.21	(e)	0.26	(e)	0.07	(e)
1.00	0.01		297,158	0.27	(e)	0.33	(e)	0.01	(e)
1.00	—	(d)	213,225	0.28	(e)	0.38	(e)	—	(e)(f)
1.00	—	(d)	1,921,986	0.27	(e)	0.48	(e)	—	(e)(f)
1.00	—	(d)	1	0.18	(e)	0.58	(e)	0.40	(e)
1.00	—	(d)	791,729	0.28	(e)	0.73	(e)	—	(e)(f)
1.00	—	(d)	139,503	0.28	(e)	0.88	(e)	—	(e)(f)
1.00	—	(d)	1	0.18	(e)	1.03	(e)	0.40	(e)
1.00	—	(d)	6,406	0.28	(e)	1.23	(e)	—	(e)(f)
1.00	—	(d)	29,001	0.28	(e)	1.23	(e)	—	(e)(f)

1.00	0.10		17,670,097	0.18		0.23		0.10
1.00	0.07		151,663	0.21		0.26		0.07
1.00	0.02		406,827	0.26		0.33		0.02
1.00	0.01		179,018	0.28		0.38		0.01
1.00	0.01		2,875,584	0.27		0.48		0.01
1.00	0.01		1	0.23		0.58		0.30
1.00	0.01		762,833	0.27		0.73		0.01
1.00	0.01		147,232	0.27		0.88		0.01
1.00	0.01		1	0.32		1.03		0.03
1.00	0.01		7,762	0.27		1.23		0.01
1.00	0.01		32,646	0.27		1.23		0.01

1.00	0.12		22,977,394	0.18		0.23		0.10
1.00	0.09		106,849	0.21		0.26		0.06
1.00	0.04		350,484	0.26		0.33		0.01
1.00	0.02		325,649	0.28		0.38		(0.01)
1.00	0.01		3,194,694	0.29		0.48		(0.01)
1.00	0.01		1	0.34	(e)	0.58	(e)	0.11	(e)
1.00	0.01		757,826	0.29		0.73		(0.01)
1.00	0.01		7,827	0.36	(e)	1.23	(e)	0.02	(e)
1.00	0.01		29,973	0.36	(e)	1.23	(e)	0.01	(e)
1.00	0.01		134,763	0.35	(e)	0.73	(e)	0.01	(e)
1.00	0.01		1	0.36	(e)	1.03	(e)	(0.37	)(e)

1.00	0.32		30,756,777	0.23	(e)	0.28	(e)	0.47	(e)
1.00	0.30		99,249	0.26	(e)	0.31	(e)	0.48	(e)
1.00	0.25		1,226,201	0.33	(e)	0.38	(e)	0.40	(e)
1.00	0.22		568,066	0.38	(e)	0.43	(e)	0.37	(e)
1.00	0.16		3,986,524	0.47	(e)	0.53	(e)	0.24	(e)
1.00	0.06		873,287	0.63	(e)	0.78	(e)	0.12	(e)

1.00	2.64		25,218,329	0.19		0.24		2.72
1.00	2.61		95,807	0.22		0.27		2.77
1.00	2.54		1,385,336	0.29		0.34		2.55
1.00	2.49		777,173	0.34		0.39		2.48
1.00	2.39		4,060,108	0.44		0.49		2.45
1.00	2.13		1,398,311	0.69		0.74		2.19

1.00	5.28		36,224,153	0.18		0.23		5.13
1.00	5.24		267,150	0.21		0.26		5.13
1.00	5.17		1,154,660	0.28		0.33		5.05
1.00	5.12		787,305	0.33		0.38		5.00
1.00	5.01		5,865,430	0.43		0.48		4.90
1.00	4.75		2,097,006	0.68		0.73		4.65

1.00	4.99		18,138,487	0.18		0.23		4.88
1.00	4.96		290,680	0.21		0.26		4.94
1.00	4.89		1,772,244	0.28		0.33		4.79
1.00	4.83		588,310	0.33		0.38		4.78
1.00	4.73		4,610,331	0.43		0.48		4.64
1.00	4.47		1,679,837	0.68		0.73		4.41

The accompanying notes are an integral part of these financial statements.          71

FINANCIAL SQUARE TAX-EXEMPT CALIFORNIA FUND

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

	Net asset			Distributions
	value,	Net		from net
	beginning	investment		investment
Year - Share Class	of period	income (loss)		income(a)

FOR THE SIX MONTHS ENDED FEBRUARY 29, (UNAUDITED)
2012 - FST Shares	$1.00	$—	(c)	$—	(c)
2012 - FST Administration Shares	1.00	—	(c)	—	(c)
2012 - FST Service Shares	1.00	—	(c)	—	(c)
2012 - FST Cash Management Shares	1.00	—	(c)	—	(c)

FOR THE FISCAL YEARS ENDED AUGUST 31,
2011 - FST Shares	1.00	—	(c)	—	(c)
2011 - FST Administration Shares	1.00	—	(c)	—	(c)
2011 - FST Service Shares	1.00	—	(c)	—	(c)
2011 - FST Cash Management Shares	1.00	—	(c)	—	(c)

2010 - FST Shares	1.00	—	(c)	—	(c)
2010 - FST Administration Shares	1.00	—	(c)	—	(c)
2010 - FST Service Shares	1.00	—	(c)	—	(c)
2010 - FST Cash Management Shares	1.00	—	(c)	—	(c)

FOR THE PERIOD JANUARY 1 TO AUGUST 31*,
2009 - FST Shares	1.00	—	(c)	—	(c)
2009 - FST Administration Shares	1.00	—	(c)	—	(c)
2009 - FST Service Shares	1.00	—	(c)	—	(c)
2009 - FST Cash Management Shares	1.00	—	(c)	—	(c)

FOR THE FISCAL YEARS ENDED DECEMBER 31,
2008 - FST Shares	1.00	0.016		(0.016	)(e)
2008 - FST Administration Shares	1.00	0.014		(0.014	)(e)
2008 - FST Service Shares	1.00	0.012		(0.012	)(e)
2008 - FST Cash Management Shares	1.00	0.011		(0.011	)(e)

2007 - FST Shares	1.00	0.031		(0.031	)(e)
2007 - FST Administration Shares	1.00	0.030		(0.030	)(e)
2007 - FST Service Shares	1.00	0.027		(0.027	)(e)
2007 - FST Cash Management Shares	1.00	0.026		(0.026	)(e)

2006 - FST Shares	1.00	0.029		(0.029	)(e)
2006 - FST Administration Shares	1.00	0.028		(0.028	)(e)
2006 - FST Service Shares	1.00	0.026		(0.026	)(e)
2006 - FST Cash Management Shares	1.00	0.023		(0.023	)(e)

*	The Fund changed its fiscal year end from December 31 to August 31.
(a)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(b)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(c)	Amount is less than $0.0005 per share.
(d)	Annualized.
(e)	Amount includes $0.00021, $0.00007 and $0.00028 of distributions from net realized gains for the fiscal years ended December 31, 2008, December 31, 2007 and December 31, 2006, respectively.

72          The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TAX-EXEMPT CALIFORNIA FUND

		Net assets	Ratio of		Ratio of		Ratio of
Net asset		end of	net expenses		total expenses		net investment
value, end	Total	period	to average		to average		income (loss) to
of period	return(b)	(in 000s)	net assets		net assets		average net assets

$1.00	0.01%	$100,155	0.12	%(d)	0.45	%(d)	0.01	%(d)
1.00	0.01	164,665	0.12	(d)	0.60	(d)	0.01	(d)
1.00	0.01	2	0.12	(d)	0.85	(d)	0.23	(d)
1.00	0.01	1	0.12	(d)	1.45	(d)	0.39	(d)

1.00	0.01	88,040	0.24		0.50		0.01
1.00	0.01	145,131	0.24		0.65		0.01
1.00	0.01	2	0.24		0.90		0.11
1.00	0.01	1	0.24		1.50		0.09

1.00	0.01	83,316	0.30		0.46		0.01
1.00	0.01	160,396	0.30		0.61		0.01
1.00	0.01	2	0.30		0.86		0.04
1.00	0.01	1	0.30		0.96		(0.08)

1.00	0.04	67,911	0.44	(d)	0.49	(d)	0.06	(d)
1.00	0.01	244,701	0.49	(d)	0.64	(d)	0.01	(d)
1.00	0.01	2	0.52	(d)	0.89	(d)	0.01	(d)
1.00	0.01	1	0.52	(d)	1.49	(d)	(0.09	)(d)

1.00	1.60	147,340	0.44		0.46		1.56
1.00	1.45	499,754	0.59		0.61		1.42
1.00	1.21	445	0.82		0.86		0.72
1.00	1.05	1	0.84		1.46		1.18

1.00	3.20	176,449	0.43		0.44		3.14
1.00	3.05	494,463	0.58		0.59		2.99
1.00	2.79	2	0.83		0.84		2.73
1.00	2.62	1	1.00		1.44		2.64

1.00	3.03	130,302	0.43		0.44		2.90
1.00	2.87	420,875	0.58		0.59		2.82
1.00	2.62	2	0.83		0.84		2.56
1.00	2.44	10	1.00		1.44		2.35

The accompanying notes are an integral part of these financial statements.          73

FINANCIAL SQUARE TAX-EXEMPT NEW YORK FUND

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

	Net asset			Distributions
	value,	Net		from net
	beginning	investment		investment
Year - Share Class	of period	income (loss)		income(a)

FOR THE SIX MONTHS ENDED FEBRUARY 29, (UNAUDITED)
2012 - FST Shares	$1.00	$—	(c)	$—	(c)
2012 - FST Administration Shares	1.00	—	(c)	—	(c)
2012 - FST Service Shares	1.00	—	(c)	—	(c)
2012 - FST Cash Management Shares	1.00	—	(c)	—	(c)

FOR THE FISCAL YEARS ENDED AUGUST 31,
2011 - FST Shares	1.00	—	(c)	—	(c)
2011 - FST Administration Shares	1.00	—	(c)	—	(c)
2011 - FST Service Shares	1.00	—	(c)	—	(c)
2011 - FST Cash Management Shares	1.00	—	(c)	—	(c)

2010 - FST Shares	1.00	—	(c)	—	(c)
2010 - FST Administration Shares	1.00	—	(c)	—	(c)
2010 - FST Service Shares	1.00	—	(c)	—	(c)
2010 - FST Cash Management Shares	1.00	—	(c)	—	(c)

FOR THE PERIOD JANUARY 1 TO AUGUST 31*,
2009 - FST Shares	1.00	—	(c)	—	(c)
2009 - FST Administration Shares	1.00	—	(c)	—	(c)
2009 - FST Service Shares	1.00	—	(c)	—	(c)
2009 - FST Cash Management Shares	1.00	—	(c)	—	(c)

FOR THE FISCAL YEARS ENDED DECEMBER 31,
2008 - FST Shares	1.00	0.017		(0.017	)(e)
2008 - FST Administration Shares	1.00	0.015		(0.015	)(e)
2008 - FST Service Shares	1.00	0.013		(0.013	)(e)
2008 - FST Cash Management Shares	1.00	0.011		(0.011	)(e)

2007 - FST Shares	1.00	0.032		(0.032	)(e)
2007 - FST Administration Shares	1.00	0.030		(0.030	)(e)
2007 - FST Service Shares	1.00	0.028		(0.028	)(e)
2007 - FST Cash Management Shares	1.00	0.026		(0.026	)(e)

2006 - FST Shares	1.00	0.030		(0.030	)(e)
2006 - FST Administration Shares	1.00	0.029		(0.029	)(e)
2006 - FST Service Shares	1.00	0.027		(0.027	)(e)
2006 - FST Cash Management Shares	1.00	0.023		(0.023	)(e)

*	The Fund changed its fiscal year end from December 31 to August 31.
(a)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(b)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(c)	Amount is less than $0.0005 per share.
(d)	Annualized.
(e)	Amount includes $0.0003, $0.00005 and $0.00008 of distributions from net realized gains for the fiscal years ended December 31, 2008, December 31, 2007 and December 31, 2006, respectively.

74          The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TAX-EXEMPT NEW YORK FUND

		Net assets	Ratio of		Ratio of		Ratio of
Net asset		end of	net expenses		total expenses		net investment
value, end	Total	period	to average		to average		income (loss) to
of period	return(b)	(in 000s)	net assets		net assets		average net assets

$1.00	0.01%	$20,996	0.13	%(d)	0.49	% (d)	0.01	%(d)
1.00	0.01	144,840	0.13	(d)	0.64	(d)	0.01	(d)
1.00	0.01	1	0.13	(d)	0.89	(d)	0.50	(d)
1.00	0.01	1	0.13	(d)	1.49	(d)	0.39	(d)

1.00	0.03	20,954	0.22		0.55		0.01
1.00	0.03	140,452	0.22		0.70		0.01
1.00	0.03	1	0.22		0.95		0.28
1.00	0.03	1	0.22		1.55		0.08

1.00	0.03	49,859	0.30		0.46		0.01
1.00	0.03	127,395	0.30		0.61		0.01
1.00	0.03	1	0.30		0.86		0.01
1.00	0.03	1	0.30		0.96		(0.03)

1.00	0.04	50,211	0.42	(d)	0.49	(d)	0.07	(d)
1.00	0.01	243,215	0.47	(d)	0.64	(d)	0.02	(d)
1.00	0.01	76	0.47	(d)	0.89	(d)	0.02	(d)
1.00	0.01	1	0.48	(d)	1.49	(d)	0.02	(d)

1.00	1.70	76,958	0.44		0.47		1.67
1.00	1.55	418,830	0.59		0.62		1.48
1.00	1.30	76	0.84		0.87		1.41
1.00	1.14	1	0.90		1.47		1.11

1.00	3.24	56,353	0.43		0.46		3.20
1.00	3.09	253,295	0.58		0.61		3.04
1.00	2.83	468	0.83		0.86		2.79
1.00	2.66	1	1.00		1.46		2.65

1.00	3.04	36,521	0.43		0.45		2.92
1.00	2.89	331,793	0.58		0.60		2.86
1.00	2.63	456	0.83		0.85		2.67
1.00	2.46	1,507	1.00		1.45		2.33

The accompanying notes are an integral part of these financial statements.          75

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

	Net asset			Distributions
	value,	Net		from net
	beginning	investment		investment
Year - Share Class	of period	income (loss)		income(a)

FOR THE SIX MONTHS ENDED FEBRUARY 29, (UNAUDITED)
2012 - FST Shares	$1.00	$—	(c)	$—	(c)
2012 - FST Select Shares	1.00	—	(c)	—	(c)
2012 - FST Preferred Shares	1.00	—	(c)	—	(c)
2012 - FST Capital Shares	1.00	—	(c)	—	(c)
2012 - FST Administration Shares	1.00	—	(c)	—	(c)
2012 - FST Premier Shares	1.00	—	(c)	—	(c)
2012 - FST Service Shares	1.00	—	(c)	—	(c)
2012 - FST Resource Shares	1.00	—	(c)	—	(c)
2012 - FST Cash Management Shares	1.00	—	(c)	—	(c)

FOR THE FISCAL YEARS ENDED AUGUST 31,
2011 - FST Shares	1.00	0.001		(0.001)
2011 - FST Select Shares	1.00	0.001		(0.001)
2011 - FST Preferred Shares	1.00	—	(c)	—	(c)
2011 - FST Capital Shares	1.00	—	(c)	—	(c)
2011 - FST Administration Shares	1.00	—	(c)	—	(c)
2011 - FST Premier Shares	1.00	—	(c)	—	(c)
2011 - FST Service Shares	1.00	—	(c)	—	(c)
2011 - FST Resource Shares	1.00	—	(c)	—	(c)
2011 - FST Cash Management Shares	1.00	—	(c)	—	(c)

2010 - FST Shares	1.00	0.002		(0.002)
2010 - FST Select Shares	1.00	0.001		(0.001)
2010 - FST Preferred Shares	1.00	0.001		(0.001)
2010 - FST Capital Shares	1.00	—	(c)	—	(c)
2010 - FST Administration Shares	1.00	—	(c)	—	(c)
2010 - FST Premier Shares (Commenced May 14, 2010)	1.00	—	(c)	—	(c)
2010 - FST Service Shares	1.00	—	(c)	—	(c)
2010 - FST Resource Shares (Commenced May 14, 2010)	1.00	—	(c)	—	(c)
2010 - FST Cash Management Shares (Commenced May 14, 2010)	1.00	—	(c)	—	(c)

FOR THE PERIOD JANUARY 1 TO AUGUST 31*,
2009 - FST Shares	1.00	0.003		(0.003)
2009 - FST Select Shares	1.00	0.002		(0.002)
2009 - FST Preferred Shares	1.00	0.002		(0.002)
2009 - FST Capital Shares	1.00	0.002		(0.002)
2009 - FST Administration Shares	1.00	0.001		(0.001)
2009 - FST Service Shares	1.00	—	(c)	—	(c)

FOR THE FISCAL YEARS ENDED DECEMBER 31,
2008 - FST Shares	1.00	0.020		(0.020	)(e)
2008 - FST Select Shares	1.00	0.020		(0.020	)(e)
2008 - FST Preferred Shares	1.00	0.019		(0.019	)(e)
2008 - FST Capital Shares	1.00	0.018		(0.018	)(e)
2008 - FST Administration Shares	1.00	0.017		(0.017	)(e)
2008 - FST Service Shares	1.00	0.015		(0.015	)(e)

2007 - FST Shares	1.00	0.035		(0.035	)(e)
2007 - FST Select Shares	1.00	0.035		(0.035	)(e)
2007 - FST Preferred Shares	1.00	0.034		(0.034	)(e)
2007 - FST Capital Shares	1.00	0.033		(0.033	)(e)
2007 - FST Administration Shares	1.00	0.032		(0.032	)(e)
2007 - FST Service Shares	1.00	0.030		(0.030	)(e)

2006 - FST Shares	1.00	0.033		(0.033	)(e)
2006 - FST Select Shares	1.00	0.032		(0.032	)(e)
2006 - FST Preferred Shares	1.00	0.032		(0.032	)(e)
2006 - FST Capital Shares	1.00	0.031		(0.031	)(e)
2006 - FST Administration Shares	1.00	0.030		(0.030	)(e)
2006 - FST Service Shares	1.00	0.028		(0.028	)(e)

*	The Fund changed its fiscal year end from December 31 to August 31.
(a)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(b)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(c)	Amount is less than $0.0005 per share.
(d)	Annualized.
(e)	Amount includes $0.0001, $0.0008 and $0.00004 of distributions from net realized gains for the fiscal years ended December 31, 2008, December 31, 2007 and December 31, 2006, respectively.

76          The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

		Net assets	Ratio of		Ratio of		Ratio of
Net asset		end of	net expenses		total expenses		net investment
value, end	Total	period	to average		to average		income (loss) to
of period	return(b)	(in 000s)	net assets		net assets		average net assets

$1.00	0.01%	$6,001,508	0.17	%(d)	0.23	%(d)	0.01	%(d)
1.00	0.01	72,796	0.17	(d)	0.26	(d)	0.01	(d)
1.00	0.01	22,040	0.18	(d)	0.33	(d)	0.01	(d)
1.00	0.01	12,036	0.17	(d)	0.38	(d)	0.01	(d)
1.00	0.01	267,674	0.18	(d)	0.48	(d)	0.01	(d)
1.00	0.01	580,875	0.18	(d)	0.58	(d)	0.01	(d)
1.00	0.01	27,601	0.18	(d)	0.73	(d)	0.01	(d)
1.00	0.01	34,201	0.18	(d)	0.88	(d)	0.01	(d)
1.00	0.01	1	0.17	(d)	1.03	(d)	0.40	(d)

1.00	0.10	6,489,440	0.18		0.23		0.09
1.00	0.07	44,349	0.21		0.26		0.07
1.00	0.03	24,222	0.25		0.33		0.02
1.00	0.02	4,945	0.26		0.38		0.01
1.00	0.02	379,465	0.26		0.48		0.01
1.00	0.02	564,168	0.26		0.58		0.01
1.00	0.02	30,063	0.27		0.73		0.01
1.00	0.02	22,464	0.25		0.88		0.01
1.00	0.02	1	0.31		1.03		0.11

1.00	0.15	8,900,260	0.18		0.23		0.14
1.00	0.12	51,856	0.21		0.26		0.11
1.00	0.06	42,240	0.28		0.33		0.04
1.00	0.03	10,406	0.30		0.37		0.02
1.00	0.02	315,835	0.33		0.48		0.01
1.00	0.01	544,328	0.30	(d)	0.57	(d)	0.01	(d)
1.00	0.02	44,690	0.31		0.73		0.01
1.00	0.01	14,282	0.32	(d)	0.73	(d)	0.01	(d)
1.00	0.01	1	0.40	(d)	1.02	(d)	0.04	(d)

1.00	0.25	9,416,370	0.21	(d)	0.26	(d)	0.37	(d)
1.00	0.23	85,670	0.24	(d)	0.29	(d)	0.33	(d)
1.00	0.18	45,223	0.31	(d)	0.36	(d)	0.30	(d)
1.00	0.15	162,752	0.36	(d)	0.41	(d)	0.24	(d)
1.00	0.09	308,305	0.45	(d)	0.51	(d)	0.14	(d)
1.00	0.01	71,451	0.61	(d)	0.76	(d)	0.03	(d)

1.00	2.00	9,657,508	0.18		0.24		1.95
1.00	1.97	40,707	0.21		0.27		1.98
1.00	1.89	82,211	0.28		0.34		1.87
1.00	1.84	294,058	0.33		0.39		1.84
1.00	1.74	362,529	0.43		0.49		1.73
1.00	1.49	280,303	0.68		0.74		1.52

1.00	3.56	9,069,558	0.18		0.23		3.49
1.00	3.53	71,395	0.21		0.26		3.47
1.00	3.46	220,538	0.28		0.33		3.37
1.00	3.41	317,742	0.33		0.38		3.30
1.00	3.30	757,798	0.43		0.48		3.23
1.00	3.05	332,251	0.68		0.73		2.98

1.00	3.32	6,243,612	0.18		0.23		3.25
1.00	3.29	101,244	0.21		0.26		3.21
1.00	3.22	326,624	0.28		0.33		3.19
1.00	3.17	423,215	0.33		0.38		3.12
1.00	3.07	323,201	0.43		0.48		3.01
1.00	2.81	172,468	0.68		0.73		2.77

The accompanying notes are an integral part of these financial statements.          77

FINANCIAL SQUARE TREASURY INSTRUMENTS FUND

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

	Net asset			Distributions
	value,	Net		from net
	beginning	investment		investment
Year - Share Class	of period	income (loss)		income(a)

FOR THE SIX MONTHS ENDED FEBRUARY 29, (UNAUDITED)
2012 - FST Shares	$1.00	$—	(c)	$—	(c)
2012 - FST Select Shares	1.00	—	(c)	—	(c)
2012 - FST Preferred Shares	1.00	—	(c)	—	(c)
2012 - FST Capital Shares	1.00	—	(c)	—	(c)
2012 - FST Administration Shares	1.00	—	(c)	—	(c)
2012 - FST Premier Shares	1.00	—	(c)	—	(c)
2012 - FST Service Shares	1.00	—	(c)	—	(c)
2012 - FST Resource Shares	1.00	—	(c)	—	(c)
2012 - FST Cash Management Shares	1.00	—	(c)	—	(c)

FOR THE FISCAL YEARS ENDED AUGUST 31,
2011 - FST Shares	1.00	—	(c)	—	(c)
2011 - FST Select Shares	1.00	—	(c)	—	(c)
2011 - FST Preferred Shares	1.00	—	(c)	—	(c)
2011 - FST Capital Shares	1.00	—	(c)	—	(c)
2011 - FST Administration Shares	1.00	—	(c)	—	(c)
2011 - FST Premier Shares	1.00	—	(c)	—	(c)
2011 - FST Service Shares	1.00	—	(c)	—	(c)
2011 - FST Resource Shares	1.00	—	(c)	—	(c)
2011 - FST Cash Management Shares	1.00	—	(c)	—	(c)

2010 - FST Shares	1.00	—	(c)	—	(c)
2010 - FST Select Shares	1.00	—	(c)	—	(c)
2010 - FST Preferred Shares	1.00	—	(c)	—	(c)
2010 - FST Capital Shares	1.00	—	(c)	—	(c)
2010 - FST Administration Shares	1.00	—	(c)	—	(c)
2010 - FST Premier Shares (Commenced May 14, 2010)	1.00	—	(c)	—	(c)
2010 - FST Service Shares	1.00	—	(c)	—	(c)
2010 - FST Resource Shares (Commenced May 14, 2010)	1.00	—	(c)	—	(c)
2010 - FST Cash Management Shares (Commenced May 14, 2010)	1.00	—	(c)	—	(c)

FOR THE PERIOD JANUARY 1 TO AUGUST 31*,
2009 - FST Shares	1.00	0.001	(g)	(0.001	)(g)
2009 - FST Select Shares	1.00	0.001	(g)	(0.001	)(g)
2009 - FST Preferred Shares	1.00	0.001	(g)	(0.001	)(g)
2009 - FST Capital Shares	1.00	—	(c)(g)	—	(c)(g)
2009 - FST Administration Shares	1.00	—	(c)(g)	—	(c)(g)
2009 - FST Service Shares	1.00	—	(c)(g)	—	(c)(g)

FOR THE FISCAL YEARS ENDED DECEMBER 31,
2008 - FST Shares	1.00	0.016	(g)	(0.016	)(g)
2008 - FST Select Shares	1.00	0.015	(g)	(0.015	)(g)
2008 - FST Preferred Shares	1.00	0.015	(g)	(0.015	)(g)
2008 - FST Capital Shares	1.00	0.014	(g)	(0.014	)(g)
2008 - FST Administration Shares	1.00	0.013	(g)	(0.013	)(g)
2008 - FST Service Shares	1.00	0.011	(g)	(0.011	)(g)

2007 - FST Shares	1.00	0.044	(g)	(0.044	)(g)
2007 - FST Select Shares	1.00	0.043	(g)	(0.043	)(g)
2007 - FST Preferred Shares	1.00	0.043	(g)	(0.043	)(g)
2007 - FST Capital Shares	1.00	0.042	(g)	(0.042	)(g)
2007 - FST Administration Shares	1.00	0.041	(g)	(0.041	)(g)
2007 - FST Service Shares	1.00	0.039	(g)	(0.039	)(g)

2006 - FST Shares	1.00	0.046		(0.046)
2006 - FST Select Shares	1.00	0.045		(0.045)
2006 - FST Preferred Shares	1.00	0.045		(0.045)
2006 - FST Capital Shares	1.00	0.044		(0.044)
2006 - FST Administration Shares	1.00	0.043		(0.043)
2006 - FST Service Shares	1.00	0.041		(0.041)

*	The Fund changed its fiscal year end from December 31 to August 31.
(a)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(b)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(c)	Amount is less than $0.0005 per share.
(d)	Amount is less than 0.005%.
(e)	Annualized.
(f)	Amount is less than 0.005% of average net assets.
(g)	Net investment income and distributions from net investment income contain $0.0008 and $(0.0008), $0.002 and $(0.002), and $0.001 and $(0.001) of net realized gains and distributions from net realized gains for the period ended August 31, 2009 and the fiscal years ended December 31, 2008 and December 31, 2007, respectively.

78          The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TREASURY INSTRUMENTS FUND

			Net assets	Ratio of		Ratio of		Ratio of
Net asset			end of	net expenses		total expenses		net investment
value, end	Total		period	to average		to average		income (loss) to
of period	return(b)		(in 000s)	net assets		net assets		average net assets

$1.00	—	%(d)	$24,283,607	0.04	%(e)	0.23	%(e)	—	%(e)(f)
1.00	—	(d)	173,405	0.04	(e)	0.26	(e)	—	(e)(f)
1.00	—	(d)	185,720	0.04	(e)	0.33	(e)	—	(e)(f)
1.00	—	(d)	166,343	0.04	(e)	0.38	(e)	—	(e)(f)
1.00	—	(d)	1,373,537	0.04	(e)	0.48	(e)	—	(e)(f)
1.00	—	(d)	406,065	0.04	(e)	0.58	(e)	—	(e)(f)
1.00	—	(d)	284,376	0.04	(e)	0.73	(e)	—	(e)(f)
1.00	—	(d)	1	0.04	(e)	0.88	(e)	0.37	(e)
1.00	—	(d)	1	0.04	(e)	1.03	(e)	0.47	(e)

1.00	0.01		20,395,424	0.11		0.23		—	(f)
1.00	0.01		139,086	0.11		0.26		—	(f)
1.00	0.01		193,741	0.11		0.33		—	(f)
1.00	0.01		170,654	0.11		0.38		—	(f)
1.00	0.01		1,279,893	0.11		0.48		—	(f)
1.00	0.01		429,876	0.11		0.58		—	(f)
1.00	0.01		298,809	0.11		0.73		—	(f)
1.00	0.01		1	0.11		0.88		0.19
1.00	0.01		1	0.11		1.03		0.23

1.00	0.01		16,123,700	0.14		0.23		(0.01)
1.00	0.01		184,151	0.14		0.26		(0.02)
1.00	0.01		309,220	0.14		0.33		(0.02)
1.00	0.01		110,983	0.14		0.38		(0.01)
1.00	0.01		1,427,256	0.14		0.48		(0.02)
1.00	0.01		370,801	0.14	(e)	0.58	(e)	—	(e)(f)
1.00	0.01		297,319	0.14		0.73		(0.01)
1.00	0.01		1	0.14	(e)	0.58	(e)	—	(e)(f)
1.00	0.01		1	0.14	(e)	0.73	(e)	0.09	(e)

1.00	0.10		18,393,881	0.20	(e)	0.23	(e)	0.04	(e)
1.00	0.08		173,590	0.23	(e)	0.26	(e)	—	(e)(f)
1.00	0.05		321,168	0.27	(e)	0.33	(e)	(0.04	)(e)
1.00	0.03		65,817	0.30	(e)	0.38	(e)	(0.06	)(e)
1.00	0.02		1,476,015	0.34	(e)	0.48	(e)	(0.09	)(e)
1.00	0.01		234,595	0.35	(e)	0.73	(e)	(0.11	)(e)

1.00	1.57		32,591,735	0.21		0.24		1.05
1.00	1.54		135,437	0.24		0.27		1.01
1.00	1.47		356,612	0.31		0.34		1.15
1.00	1.42		173,751	0.36		0.39		0.64
1.00	1.32		3,083,313	0.46		0.49		0.97
1.00	1.09		612,105	0.69		0.74		0.84

1.00	4.46		9,282,486	0.20		0.24		3.91
1.00	4.43		29,548	0.23		0.27		4.24
1.00	4.36		219,365	0.30		0.34		4.07
1.00	4.31		20,939	0.35		0.39		4.16
1.00	4.20		1,552,156	0.45		0.49		3.89
1.00	3.94		658,252	0.70		0.74		3.51

1.00	4.66		1,907,998	0.20		0.24		4.60
1.00	4.63		33,599	0.23		0.27		4.82
1.00	4.55		161,504	0.30		0.34		4.48
1.00	4.50		17,946	0.35		0.39		4.45
1.00	4.40		869,388	0.45		0.49		4.37
1.00	4.14		218,354	0.70		0.74		4.05

The accompanying notes are an integral part of these financial statements.          79

FINANCIAL SQUARE TREASURY OBLIGATIONS FUND

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

	Net asset			Distributions
	value,	Net		from net
	beginning	investment		investment
Year - Share Class	of period	income (loss)		income(a)

FOR THE SIX MONTHS ENDED FEBRUARY 29, (UNAUDITED)
2012 - FST Shares	$1.00	$—	(c)	$—	(c)
2012 - FST Select Shares	1.00	—	(c)	—	(c)
2012 - FST Preferred Shares	1.00	—	(c)	—	(c)
2012 - FST Capital Shares	1.00	—	(c)	—	(c)
2012 - FST Administration Shares	1.00	—	(c)	—	(c)
2012 - FST Premier Shares	1.00	—	(c)	—	(c)
2012 - FST Service Shares	1.00	—	(c)	—	(c)
2012 - FST Resource Shares	1.00	—	(c)	—	(c)
2012 - FST Cash Management Shares	1.00	—	(c)	—	(c)

FOR THE FISCAL YEARS ENDED AUGUST 31,
2011 - FST Shares	1.00	—	(c)	—	(c)
2011 - FST Select Shares	1.00	—	(c)	—	(c)
2011 - FST Preferred Shares	1.00	—	(c)	—	(c)
2011 - FST Capital Shares	1.00	—	(c)	—	(c)
2011 - FST Administration Shares	1.00	—	(c)	—	(c)
2011 - FST Premier Shares	1.00	—	(c)	—	(c)
2011 - FST Service Shares	1.00	—	(c)	—	(c)
2011 - FST Resource Shares	1.00	—	(c)	—	(c)
2011 - FST Cash Management Shares	1.00	—	(c)	—	(c)

2010 - FST Shares	1.00	—	(c)	—	(c)
2010 - FST Select Shares	1.00	—	(c)	—	(c)
2010 - FST Preferred Shares	1.00	—	(c)	—	(c)
2010 - FST Capital Shares	1.00	—	(c)	—	(c)
2010 - FST Administration Shares	1.00	—	(c)	—	(c)
2010 - FST Premier Shares (Commenced May 14, 2010)	1.00	—	(c)	—	(c)
2010 - FST Service Shares	1.00	—	(c)	—	(c)
2010 - FST Resource Shares (Commenced May 14, 2010)	1.00	—	(c)	—	(c)
2010 - FST Cash Management Shares (Commenced May 14, 2010)	1.00	—	(c)	—	(c)

FOR THE PERIOD JANUARY 1 TO AUGUST 31*,
2009 - FST Shares	1.00	0.001		(0.001)
2009 - FST Select Shares	1.00	0.001		(0.001)
2009 - FST Preferred Shares	1.00	0.001		(0.001)
2009 - FST Capital Shares	1.00	0.001		(0.001)
2009 - FST Administration Shares	1.00	—	(c)	—	(c)
2009 - FST Service Shares	1.00	—	(c)	—	(c)

FOR THE FISCAL YEARS ENDED DECEMBER 31,
2008 - FST Shares	1.00	0.016		(0.016)
2008 - FST Select Shares	1.00	0.016		(0.016)
2008 - FST Preferred Shares	1.00	0.015		(0.015)
2008 - FST Capital Shares	1.00	0.015		(0.015)
2008 - FST Administration Shares	1.00	0.014		(0.014)
2008 - FST Service Shares	1.00	0.012		(0.012)

2007 - FST Shares	1.00	0.047		(0.047)
2007 - FST Select Shares	1.00	0.047		(0.047)
2007 - FST Preferred Shares	1.00	0.046		(0.046)
2007 - FST Capital Shares	1.00	0.045		(0.045)
2007 - FST Administration Shares	1.00	0.044		(0.044)
2007 - FST Service Shares	1.00	0.042		(0.042)

2006 - FST Shares	1.00	0.048		(0.048)
2006 - FST Select Shares	1.00	0.047		(0.047)
2006 - FST Preferred Shares	1.00	0.047		(0.047)
2006 - FST Capital Shares	1.00	0.046		(0.046)
2006 - FST Administration Shares	1.00	0.045		(0.045)
2006 - FST Service Shares	1.00	0.043		(0.043)

*	The Fund changed its fiscal year end from December 31 to August 31.
(a)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(b)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(c)	Amount is less than $0.0005 per share.
(d)	Amount is less than 0.005%.
(e)	Annualized.
(f)	Amount is less than 0.005% of average net assets.

80          The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TREASURY OBLIGATIONS FUND

			Net assets	Ratio of		Ratio of		Ratio of
Net asset			end of	net expenses		total expenses		net investment
value, end	Total		period	to average		to average		income (loss) to
of period	return(b)		(in 000s)	net assets		net assets		average net assets

$1.00	—	%(d)	$8,708,051	0.09	%(e)	0.23	%(e)	0.01	%(e)
1.00	—	(d)	196,843	0.09	(e)	0.26	(e)	—	(e)(f)
1.00	—	(d)	108,640	0.09	(e)	0.33	(e)	—	(e)(f)
1.00	—	(d)	150,690	0.09	(e)	0.38	(e)	0.01	(e)
1.00	—	(d)	1,648,384	0.09	(e)	0.48	(e)	—	(e)(f)
1.00	—	(d)	114,385	0.09	(e)	0.58	(e)	—	(e)(f)
1.00	—	(d)	1,152,969	0.09	(e)	0.73	(e)	—	(e)(f)
1.00	—	(d)	1	0.09	(e)	0.88	(e)	0.40	(e)
1.00	—	(d)	1	0.09	(e)	1.03	(e)	0.40	(e)

1.00	0.01		7,991,142	0.15		0.23		0.01
1.00	0.01		197,349	0.15		0.26		0.01
1.00	0.01		141,554	0.15		0.33		0.01
1.00	0.01		142,775	0.15		0.38		0.01
1.00	0.01		1,676,083	0.15		0.48		0.01
1.00	0.01		121,171	0.15		0.58		0.01
1.00	0.01		1,318,792	0.15		0.73		0.01
1.00	0.01		1	0.15		0.88		0.23
1.00	0.01		1	0.15		1.03		0.10

1.00	0.04		8,654,414	0.19		0.22		—	(f)
1.00	0.02		199,595	0.21		0.25		(0.03)
1.00	0.01		206,610	0.21		0.32		(0.03)
1.00	0.01		223,476	0.21		0.37		(0.02)
1.00	0.01		1,875,928	0.21		0.47		(0.02)
1.00	0.01		125,136	0.21	(e)	0.57	(e)	0.13	(e)
1.00	0.01		1,232,186	0.21		0.72		(0.02)
1.00	0.01		1	0.19	(e)	0.72	(e)	0.10	(e)
1.00	0.01		1	0.20	(e)	1.02	(e)	(0.04	)(e)

1.00	0.14		16,942,168	0.20	(e)	0.23	(e)	0.07	(e)
1.00	0.12		670,028	0.23	(e)	0.26	(e)	(0.01	)(e)
1.00	0.08		304,897	0.29	(e)	0.33	(e)	(0.02	)(e)
1.00	0.06		330,368	0.33	(e)	0.38	(e)	(0.05	)(e)
1.00	0.02		2,196,762	0.37	(e)	0.48	(e)	(0.10	)(e)
1.00	0.01		1,058,820	0.41	(e)	0.73	(e)	(0.12	)(e)

1.00	1.64		12,010,372	0.21		0.24		1.51
1.00	1.61		32,927	0.24		0.27		0.42
1.00	1.54		246,788	0.31		0.34		1.46
1.00	1.49		360,461	0.36		0.39		1.30
1.00	1.39		1,995,689	0.46		0.49		1.40
1.00	1.17		1,357,797	0.67		0.74		1.17

1.00	4.80		11,652,689	0.20		0.24		4.32
1.00	4.77		26	0.23		0.27		4.62
1.00	4.70		646,792	0.30		0.34		4.52
1.00	4.65		318,665	0.35		0.39		4.39
1.00	4.54		2,787,538	0.45		0.49		4.44
1.00	4.28		1,837,123	0.70		0.74		4.19

1.00	4.86		1,855,829	0.20		0.24		4.79
1.00	4.83		4	0.23		0.27		4.75
1.00	4.76		776,080	0.30		0.34		4.69
1.00	4.71		90,897	0.35		0.39		4.79
1.00	4.60		2,353,384	0.45		0.49		4.55
1.00	4.34		1,821,459	0.70		0.74		4.31

The accompanying notes are an integral part of these financial statements.          81

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Notes to Financial Statements
February 29, 2012 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Diversified/
Fund	Share Classes Offered	Non-diversified

Federal, Government, Money Market, Tax-Free Money Market, Treasury Instruments and Treasury Obligations	FST, FST Select, FST Preferred, FST Capital, FST Administration, FST Premier, FST Service, FST Resource and FST Cash Management	Diversified

Prime Obligations	FST, FST Select, FST Preferred, FST Capital, FST Administration, FST Premier, FST Service, FST Class B, FST Class C, FST Resource and FST Cash Management	Diversified

Tax-Exempt California and Tax-Exempt New York	FST, FST Administration, FST Service and FST Cash Management	Non-Diversified

FST Class B and FST Class C Shares are generally not available for purchase, although shareholders invested in Class B and Class C Shares of other Goldman Sachs Funds may exchange their shares for FST Class B and FST Class C Shares, respectively (and shareholders of FST Class B and FST Class C Shares may continue to reinvest dividends and capital gains into FST Class B and FST Class C Shares, respectively). FST Class B Shares may be subject to a contingent deferred sales charge (“CDSC”) that may start at a rate as high as 5% in the first year and decline to 1% in the sixth year before being eliminated thereafter, depending upon the date the original shares subject to the CDSC were acquired (along with the CDSC schedule applicable to those original shares). FST Class C Shares are subject to a CDSC of 1% during the first 12 months, measured from the time the original shares subject to the CDSC were acquired.
Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman, Sachs & Co. (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to management agreements (the “Agreements”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that may affect the amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.

A. Investment Valuation — The investment valuation policy of the Funds is to use the amortized-cost method permitted by Rule 2a-7 under the Act, which approximates market value, for valuing portfolio securities. Under this method, all investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue, as an adjustment to interest income. Under procedures and tolerances approved by the trustees, GSAM evaluates the difference between the Funds’ net asset value per share (“NAV”) based upon the amortized cost of the Funds’ securities and the NAV based upon available market quotations (or permitted substitutes) at least once a week.

B. Investment Transactions, and Investment Income — Investment transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted.
Investment income and accumulated unrealized and realized gains or losses are allocated daily to each class of shares of the respective Fund based upon the relative proportion of settled shares of each class.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

C. Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), and non-class specific expenses of each Fund are allocated daily based upon the proportion of net assets of each class. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service, Administration and Transfer Agent fees. Non-class specific expenses directly incurred by a Fund are charged to that Fund, while such expenses incurred by the Trust are allocated across the respective funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses.

D. Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies (mutual funds) and to distribute each year substantially all of its investment company taxable and tax-exempt income and capital gains to its shareholders. Accordingly, the Funds are not required to make any provisions for the payment of federal income tax. Distributions to shareholders are declared and recorded daily and paid monthly by the Funds and may include short-term capital gains. Long-term capital gain distributions, if any, are declared and paid annually.
The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of the Funds’ distributions may be shown in the accompanying financial statements as either from net investment income, net realized gain or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.
As of the Fund’s most recent fiscal year end, August 31, 2011, the Prime Obligations Fund had a capital loss carryforward for U.S. federal income tax purposes of $134,708 expiring August 31, 2016 and the Tax-Exempt New York Fund had a capital loss carryforward for U.S. federal income tax purposes of $1,876 expiring August 31, 2019. These amounts are available to be carried forward to future years and may be used to the extent allowed by the Code to offset any future capital gains.
The amortized cost for each Fund stated in the accompanying Statements of Assets and Liabilities also represents aggregate costs for U.S. federal income tax purposes. GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three tax years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

E. Forward Commitment Transactions — The Funds may enter into forward commitment transactions which involve a commitment by the Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement. The purchased securities in the forward commitment transactions do not begin to accrue interest income until the settlement date of these securities. Losses may arise due to changes in the market value of the security or from the inability of counterparties to meet the terms of the transaction. The Funds must set aside liquid assets, or engage in other appropriate measures to cover their obligations when entering into a forward commitment.

F. Repurchase Agreements — Certain Funds may enter into repurchase agreements which involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Funds, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Funds may be delayed or limited and there may be a decline in the value of the collateral during the period while the Funds seek to assert their rights. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.
Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other registered investment companies having management agreements with GSAM, or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro- rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Notes to Financial Statements (continued)
February 29, 2012 (Unaudited)

3. FAIR VALUE OF INVESTMENTS

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Levels used for classifying investments are not necessarily an indication of the risk associated with investing in those investments. As of February 29, 2012, all investments are classified as Level 2. Please refer to the Schedules of Investments for further detail.
The Levels previously based on valuation characteristics of the investments’ market value are currently reflective of assets based on amortized cost.

4. AGREEMENTS AND AFFILIATED TRANSACTIONS

The Fund Contractual Fee Table on the following pages summarizes the relevant contractual fee arrangements.

A. Management Agreements — Under the Agreements, GSAM manages the Funds, subject to the general supervision of the trustees.
As compensation for the services rendered pursuant to the Agreements, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

B. Administration, Service and Shareholder Administration Plans — The Trust, on behalf of each applicable Fund, has adopted Administration, Service and Shareholder Administration Plans (the “Plans”) to allow FST Select, FST Preferred, FST Capital, FST Administration, FST Premier, FST Service, FST Resource and FST Cash Management Shares (“CMS”) to compensate service organizations for providing varying levels of account administration and/or personal and account maintenance services to their customers who are beneficial owners of such shares. The Plans provide for compensation to the service organizations equal to an annual percentage rate of the average daily net assets of such shares.

C. Distribution and Service Plans — The Trust, on behalf of the Prime Obligations Fund’s FST Class B and FST Class C Shares, has adopted Distribution and Service Plans. Under the respective Distribution and Service Plans, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly from the Prime Obligations Fund’s FST Class B and FST Class C Shares for distribution services and personal and account maintenance services. These fees are equal to an annual percentage rate of the average daily net assets attributable to both FST Class B and FST Class C Shares, which may then be paid by Goldman Sachs to authorized dealers.
The Trust, on behalf of the FST Resource Shares and FST CMS of each applicable Fund, has adopted Distribution Plans. Under the Distribution Plans, Goldman Sachs is entitled to a monthly fee from the applicable Fund’s FST Resource and FST CMS for distribution services equal to an annual percentage rate of the average daily net assets attributable to FST Resource and FST CMS, which may then be paid by Goldman Sachs to authorized dealers.

D. Distribution Agreement — Goldman Sachs serves as Distributor of the shares of the Funds pursuant to a Distribution Agreement. Pursuant to the Distribution Agreement, the Distributor receives no additional compensation other than retained

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

amounts related to the Distribution and Service Plans and the portion of the Prime Obligations Fund’s FST Class B and FST Class C Shares’ CDSCs that it retains. During the six months ended February 29, 2012, Goldman Sachs has advised that it retained approximately $1,304 in CDSCs from FST Class C Shares only (there were no CDSCs retained from FST Class B Shares).

E. Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to a Transfer Agency Agreement. The fee charged for such transfer agency services is calculated daily and paid monthly and is equal to an annual percentage rate of each Fund’s average daily net assets.

F. Other Agreements — GSAM has agreed to limit certain “Other Expense” of the Funds (except for the Tax-Exempt California and Tax-Exempt New York Funds) (excluding management fees, transfer agency fees and expenses, distribution fees, service fees, administration fees, shareholder administration fees, taxes, interest, brokerage fees, litigation, indemnification, shareholder meeting costs and other extraordinary expenses, exclusive of any custody and transfer agent fee credit reductions) to the extent such expenses exceed, on an annual basis, 0.014% of each Fund’s average daily net assets. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. These Other Expense reimbursements will remain in place through December 29, 2012, and prior to such date GSAM may not terminate the arrangements without the approval of the trustees. In addition, the Funds have entered into certain offset arrangements with the custodian, which may result in a reduction in the Funds’ expenses. These amounts are determined by the amount of cash balances at the custodian.
GSAM has agreed to reduce or limit the “Total Annual Fund Operating Expenses” of the Tax-Exempt California and Tax-Exempt New York Funds (excluding distribution, administration, service and shareholder administration plan fees, taxes, interest, brokerage fees, litigation, indemnification, shareholder meeting costs and other extraordinary expenses, exclusive of any custody and transfer agent fee credit reductions) such that “Total Annual Fund Operating Expenses” will not exceed 0.434% of each Fund’s average daily net assets. Such expense reimbursements, if any, are accrued daily and paid monthly. These expense reimbursements will remain in place through December 29, 2012, and prior to such date GSAM may not terminate the arrangements without the approval of the trustees. In addition, the Tax-Exempt California and Tax-Exempt New York Funds have entered into certain offset agreements with the custodian and transfer agent, which may result in a further reduction of the Funds’ net expenses.

G. Total Fund Expenses

Fund Contractual Fees
The contractual annualized rates for each of the Funds (except the Tax-Exempt California and Tax-Exempt New York Funds) are as follows:

	All Funds Except Tax-Exempt California and Tax-Exempt New York Funds
		FST	FST	FST	FST	FST	FST	FST		FST	FST
	FST	Select	Preferred	Capital	Administration	Premier	Service	Resource	FST	Class B	Class C
	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Shares	CMS	Shares(c)	Shares(c)

Management Fee	0.205%	0.205%	0.205%	0.205%	0.205%	0.205%	0.205%	0.205%	0.205%	0.205%	0.205%

Administration, Service and/or Shareholder Administration Fees	N/A	0.03	0.10	0.15	0.25	0.35	0.50	0.50	0.50	N/A	N/A

Distribution (12b-1) and/or Service Fees	N/A	N/A	N/A	N/A	N/A	N/A	N/A	0.15 (a)	0.30 (a)	1.00 (b)	1.00 (b)

Transfer Agency Fee	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01

N/A—Fees not applicable to respective share class

(a)	Distribution (12b-1) fee only.

(b)	Consists of fees paid for distribution services and personal and account maintenance services equal to 0.75 and 0.25, respectively.

(c)	Prime Obligations Fund only.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Notes to Financial Statements (continued)
February 29, 2012 (Unaudited)

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

The contractual annualized rates for the Tax-Exempt California and Tax-Exempt New York Funds are as follows:

		FST	FST
	FST	Administration	Service	FST
	Shares	Shares	Shares	CMS

Management Fee	0.35%	0.35%	0.35%	0.35%

Administration, Service and/or Shareholder Administration Fees	N/A	0.15	0.40	0.50

Distribution (12b-1) Fees	N/A	N/A	N/A	0.50

Transfer Agency Fee	0.01	0.01	0.01	0.01

N/A—Fees not applicable to respective share class

Fund Effective Net Expenses (After Waivers and Reimbursements)
During the six months ended February 29, 2012, GSAM and Goldman Sachs (as applicable) voluntarily agreed to waive all or a portion of the management fees, respective class-specific fees (consisting of Distribution and/or Service, Administration, Service and/or Shareholder Administration Plan fees) and transfer agency fees attributable to the Funds. These waivers may be modified or terminated at any time at the option of GSAM or Goldman Sachs (as applicable), with the exception of (i) GSAM’s agreement not to impose a portion of the management fee equal annually to 0.025% of the Treasury Obligations, Treasury Instruments and Federal Funds’ average daily net assets and 0.045% of the Prime Obligations, Money Market, Government and Tax-Free Money Market Funds’ average daily net assets, and (ii) Goldman Sachs’ agreement to limit the amount of annual distribution fees payable by Tax-Exempt California and Tax-Exempt New York Funds to 0.07% of each Fund’s average daily net assets attributable to FST CMS. The following tables outline such fees (net of any waivers) and Other Expenses (net of reimbursements and custodian fee credit reductions) in order to determine each Fund’s ratio of net expenses for the six months ended February 29, 2012. The Funds are not obligated to reimburse GSAM or Goldman Sachs for prior fiscal year fee waivers and/or expense reimbursements, if any.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

	Ratio of Net Expenses to Average Net Assets for the Six Months Ended February 29, 2012*
		FST	FST	FST	FST	FST	FST	FST		FST	FST
	FST	Select	Preferred	Capital	Administration	Premier	Service	Resource	FST	Class B	Class C
	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Shares	CMS	Shares	Shares

Prime Obligations
Management Fee(a)	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%
Administration Service and/or Shareholder Administration Fees	N/A	0.03	0.09	0.10	0.09	0.00	0.10	0.00	0.00	N/A	N/A
Distribution (12b-1) and/or Service Fees	N/A	N/A	N/A	N/A	N/A	N/A	N/A	0.10	0.00	0.10	0.10
Transfer Agency Fee	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01
Other Expenses	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01

Net Expenses	0.18	0.21	0.27	0.28	0.27	0.18	0.28	0.28	0.18	0.28	0.28

	Ratio of Net Expenses to Average Net Assets for the Six Months Ended February 29, 2012*
		FST	FST	FST	FST	FST	FST	FST
	FST	Select	Preferred	Capital	Administration	Premier	Service	Resource	FST
	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Shares	CMS

Federal
Management Fee(a)	0.09%	0.09%	0.09%	0.09%	0.09%	0.09%	0.09%	0.09%	0.09%
Administration Service and/or Shareholder Administration Fees	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Distribution (12b-1) and/or Service Fees	N/A	N/A	N/A	N/A	N/A	N/A	N/A	0.00	0.00
Transfer Agency Fee	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Other Expenses	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01

Net Expenses	0.10	0.10	0.10	0.10	0.10	0.10	0.10	0.10	0.10

*	Annualized

N/A—Fees not applicable to respective share class.

(a)	GSAM waived a portion of its management fee in order to achieve the effective net management rates above.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Notes to Financial Statements (continued)
February 29, 2012 (Unaudited)

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

	Ratio of Net Expenses to Average Net Assets for the Six Months Ended February 29, 2012*
		FST	FST	FST	FST	FST	FST	FST
	FST	Select	Preferred	Capital	Administration	Premier	Service	Resource	FST
	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Shares	CMS

Government
Management Fee(a)	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%
Administration Service and/or Shareholder Administration Fees	N/A	0.01	0.01	0.01	0.01	0.01	0.01	0.00	0.00
Distribution (12b-1) and/or Service Fees	N/A	N/A	N/A	N/A	N/A	N/A	N/A	0.00	0.00
Transfer Agency Fee	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01
Other Expenses	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01

Net Expenses	0.18	0.19	0.19	0.19	0.19	0.19	0.19	0.18	0.18

Money Market
Management Fee(a)	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%
Administration Service and/or Shareholder Administration Fees	N/A	0.03	0.10	0.14	0.16	0.16	0.15	0.00	0.00
Distribution (12b-1) and/or Service Fees	N/A	N/A	N/A	N/A	N/A	N/A	N/A	0.00	0.00
Transfer Agency Fee	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01
Other Expenses	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01

Net Expenses	0.18	0.21	0.28	0.32	0.34	0.34	0.33	0.18	0.18

Tax-Exempt California
Management Fee(a)	0.05%	N/A	N/A	N/A	0.05%	N/A	0.05%	N/A	0.05%
Administration Service and/or Shareholder Administration Fees	N/A	N/A	N/A	N/A	0.00	N/A	0.00	N/A	0.00
Distribution (12b-1) Fees	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	0.00
Transfer Agency Fee	0.00	N/A	N/A	N/A	0.00	N/A	0.00	N/A	0.00
Other Expenses	0.07	N/A	N/A	N/A	0.07	N/A	0.07	N/A	0.07

Net Expenses	0.12	N/A	N/A	N/A	0.12	N/A	0.12	N/A	0.12

*	Annualized

N/A—Fees not applicable to, or the Fund does not offer, respective share class.

(a)	GSAM waived a portion of its management fee in order to achieve the effective net management rates above.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

	Ratio of Net Expenses to Average Net Assets for the Six Months Ended February 29, 2012*
		FST	FST	FST	FST	FST	FST	FST
	FST	Select	Preferred	Capital	Administration	Premier	Service	Resource	FST
	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Shares	CMS

Tax-Exempt New York
Management Fee(a)	0.06%	N/A	N/A	N/A	0.06%	N/A	0.06%	N/A	0.06%
Administration Service and/or Shareholder Administration Fees	N/A	N/A	N/A	N/A	0.00	N/A	0.00	N/A	0.00
Distribution (12b-1) Fees	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	0.00
Transfer Agency Fee	0.00	N/A	N/A	N/A	0.00	N/A	0.00	N/A	0.00
Other Expenses	0.07	N/A	N/A	N/A	0.07	N/A	0.07	N/A	0.07

Net Expenses	0.13	N/A	N/A	N/A	0.13	N/A	0.13	N/A	0.13

Tax-Free Money Market
Management Fee(a)	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Administration Service and/or Shareholder Administration Fees	N/A	0.00	0.01	0.00	0.01	0.01	0.01	0.00	0.00
Distribution (12b-1) and/or Service Fees	N/A	N/A	N/A	N/A	N/A	N/A	N/A	0.01	0.00
Transfer Agency Fee	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01
Other Expenses	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01

Net Expenses	0.17	0.17	0.18	0.17	0.18	0.18	0.18	0.18	0.17

*	Annualized
N/A—Fees not applicable to, or the Fund does not offer, respective share class.

(a)	GSAM waived a portion of its management fee in order to achieve the effective net management rates above.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Notes to Financial Statements (continued)
February 29, 2012 (Unaudited)

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

	Ratio of Net Expenses to Average Net Assets for the Six Months Ended February 29, 2012*
		FST	FST	FST	FST	FST	FST	FST
	FST	Select	Preferred	Capital	Administration	Premier	Service	Resource	FST
	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Shares	CMS

Treasury Instruments
Management Fee(a)	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%
Administration Service and/or Shareholder Administration Fees	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Distribution (12b-1) and/or Service Fees	N/A	N/A	N/A	N/A	N/A	N/A	N/A	0.00	0.00
Transfer Agency Fee	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Other Expenses	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01

Net Expenses	0.04	0.04	0.04	0.04	0.04	0.04	0.04	0.04	0.04

Treasury Obligations
Management Fee(a)	0.08%	0.08%	0.08%	0.08%	0.08%	0.08%	0.08%	0.08%	0.08%
Administration Service and/or Shareholder Administration Fees	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Distribution (12b-1) and/or Service Fees	N/A	N/A	N/A	N/A	N/A	N/A	N/A	0.00	0.00
Transfer Agency Fee	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Other Expenses	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01

Net Expenses	0.09	0.09	0.09	0.09	0.09	0.09	0.09	0.09	0.09

*	Annualized

N/A—Fees not applicable to, or the Fund does not offer, respective share class.

(a)	GSAM waived a portion of its management fee in order to achieve the effective net management rates above.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

For the six months ended February 29, 2012, expense reductions including any fee waivers and Other Expense reimbursements were as follows (in thousands):

			Distribution,
			Administration,
			Service and/or
		Transfer	Shareholder		Other	Total
	Management	Agent Fee	Administration Plan	Custody Fee	Expense	Expense
Fund	Fee Waivers	Waivers	Fee Waivers	Reduction	Reimbursements	Reductions

Federal	$7,298	$652	$5,063	$66	$—	$13,079

Government	6,998	666	4,580	14	—	12,258

Money Market	4,691	—	295	1	—	4,987

Prime Obligations	5,656	—	4,157	2	—	9,815

Tax-Exempt California	362	12	111	—	26	511

Tax-Exempt New York	238	8	107	—	48	401

Tax-Free Money market	1,941	161	1,513	1	—	3,616

Treasury Instruments	22,162	1,296	3,555	175	—	27,188

Treasury Obligations	7,875	637	5,580	17	—	14,109

As of February 29, 2012, the amounts owed to affiliates of the Funds were as follows (in thousands):

			Distribution
	Management	Transfer	and Service
Fund	Fees	Agent Fees	Fees	Total

Federal	$1,281	$—	$—	$1,281

Government	3,706	227	—	3,933

Money Market	2,653	167	—	2,820

Prime Obligations	3,214	201	17	3,432

Tax-Exempt California	16	—	—	16

Tax-Exempt New York	9	—	—	9

Tax-Free Money market	819	35	—	854

Treasury Instruments	1,337	—	—	1,337

Treasury Obligations	1,012	—	—	1,012

H. Line of Credit Facility — As of February 29, 2012, the Funds participated in a $580,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates (“Other Borrowers”). Pursuant to the terms of the facility, the Funds and Other Borrowers could increase the credit amount by an additional $340,000,000, for a total of up to $920,000,000. This facility is to be used solely for temporary or emergency purposes. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the six months ended February 29, 2012, the Funds did not have any borrowings under the facility.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Notes to Financial Statements (continued)
February 29, 2012 (Unaudited)

5. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Interest Rate Risk — In a low interest rate environment, low yields on the Funds’ holdings may have an adverse impact on the Funds’ ability to provide a positive yield to its shareholders. As a result, GSAM and/or Goldman Sachs may voluntarily agree to waive a significant portion of certain fees (such as distribution fees, service fees, administration fees, shareholder administration fees, transfer agency and management fees) which can fluctuate daily.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

Geographic Risk — The Tax-Exempt California, Tax-Exempt New York and Tax-Free Money Market Funds have the ability to invest a significant portion of their assets in certain issuers within the same state, subjecting them to possible risks associated with an adverse economic, business or political development affecting that state. In particular, the Tax-Exempt California and Tax-Exempt New York Funds may be affected by the adverse events affecting these states’ economies. If California, New York or any of their local governmental entities are unable to meet their financial obligations, the corresponding Fund’s income, NAV and ability to preserve capital or liquidity could be adversely affected.

6. INDEMNIFICATIONS

Under the Trust’s organizational documents, its trustees, officers, employees and agents are indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

7. OTHER MATTERS

Exemptive Orders — Pursuant to SEC exemptive orders, the Funds may enter into certain principal transactions, including repurchase agreements, with Goldman Sachs.

8. SUBSEQUENT EVENTS

Subsequent events after the balance sheet date have been evaluated through the date the financial statements were issued. GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

9. SUMMARY OF SHARE TRANSACTIONS (AT $1.00 PER SHARE)

Share activity is as follows:

	Federal Fund
	For the
	Six Months Ended	For the
	February 29, 2012	Fiscal Year Ended
	(Unaudited)	August 31, 2011

FST Shares
Shares sold	16,735,164,280	45,195,909,412
Reinvestment of distributions	215,336	1,081,067
Shares redeemed	(15,871,461,467)	(48,266,738,565)

	863,918,149	(3,069,748,086)

FST Select Shares
Shares sold	61,519,032	178,068,258
Reinvestment of distributions	2,282	8,104
Shares redeemed	(58,362,558)	(209,139,336)

	3,158,756	(31,062,974)

FST Preferred Shares
Shares sold	594,118,613	504,548,770
Reinvestment of distributions	5,850	16,041
Shares redeemed	(688,459,798)	(519,962,699)

	(94,335,335)	(15,397,888)

FST Capital Shares
Shares sold	196,802,635	576,650,657
Reinvestment of distributions	366	1,853
Shares redeemed	(200,470,393)	(568,346,697)

	(3,667,392)	8,305,813

FST Administration Shares
Shares sold	470,923,214	1,655,339,209
Reinvestment of distributions	6,554	20,213
Shares redeemed	(516,008,529)	(1,780,150,368)

	(45,078,761)	(124,790,946)

FST Premier Shares
Shares sold	745,657,507	1,398,472,145
Reinvestment of distributions	38,810	105,353
Shares redeemed	(727,519,471)	(1,579,595,190)

	18,176,846	(181,017,692)

FST Service Shares
Shares sold	1,618,604,256	3,719,770,918
Reinvestment of distributions	8,993	25,164
Shares redeemed	(1,801,073,912)	(3,754,891,611)

	(182,460,663)	(35,095,529)

FST Resource Shares
Shares sold	—	—
Reinvestment of distributions	—	—
Shares redeemed	—	—

	—	—

FST Cash Management Shares
Shares sold	242,953,002	488,798,110
Reinvestment of distributions	—	—
Shares redeemed	(290,037,026)	(547,493,278)

	(47,084,024)	(58,695,168)

NET INCREASE (DECREASE) IN SHARES	512,627,576	(3,507,502,470)

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Notes to Financial Statements (continued)
February 29, 2012 (Unaudited)

9. SUMMARY OF SHARE TRANSACTIONS (AT $1.00 PER SHARE) (continued)

Share activity is as follows:

	Government Fund
	For the
	Six Months Ended	For the
	February 29, 2012	Fiscal Year Ended
	(Unaudited)	August 31, 2011

FST Shares
Shares sold	81,768,918,372	187,444,105,503
Reinvestment of distributions	772,724	3,795,384
Shares redeemed	(77,500,864,382)	(192,624,308,947)

	4,268,826,714	(5,176,408,060)

FST Select Shares
Shares sold	245,387,369	1,026,494,862
Reinvestment of distributions	14,980	267,462
Shares redeemed	(255,276,820)	(1,777,164,814)

	(9,874,471)	(750,402,490)

FST Preferred Shares
Shares sold	2,682,425,090	6,972,842,514
Reinvestment of distributions	14,501	31,974
Shares redeemed	(2,784,923,765)	(7,104,114,122)

	(102,484,174)	(131,239,634)

FST Capital Shares
Shares sold	4,732,388,881	15,129,451,330
Reinvestment of distributions	8,976	25,098
Shares redeemed	(4,976,604,711)	(15,173,794,022)

	(244,206,854)	(44,317,594)

FST Administration Shares
Shares sold	4,171,266,837	10,454,908,442
Reinvestment of distributions	6,737	18,553
Shares redeemed	(3,947,583,074)	(10,895,813,833)

	223,690,500	(440,886,838)

FST Premier Shares
Shares sold	6,067,469	49
Reinvestment of distributions	123	—
Shares redeemed	(397,087)	(44)

	5,670,505	5

FST Service Shares
Shares sold	590,611,374	1,751,221,213
Reinvestment of distributions	2,998	8,596
Shares redeemed	(667,091,172)	(1,649,501,837)

	(76,476,800)	101,727,972

FST Resource Shares
Shares sold	—	3
Reinvestment of distributions	—	—
Shares redeemed	(3)	—

	(3)	3

FST Cash Management Shares
Shares sold	—	—
Reinvestment of distributions	—	—
Shares redeemed	—	—

	—	—

NET INCREASE (DECREASE) IN SHARES	4,065,145,417	(6,441,526,636)

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

9. SUMMARY OF SHARE TRANSACTIONS (AT $1.00 PER SHARE) (continued)

Share activity is as follows:

	Money Market Fund
	For the
	Six Months Ended	For the
	February 29, 2012	Fiscal Year Ended
	(Unaudited)	August 31, 2011

FST Shares
Shares sold	90,610,004,763	149,958,115,133
Reinvestment of distributions	8,535,382	15,634,687
Shares redeemed	(90,430,244,539)	(145,732,881,996)

	188,295,606	4,240,867,824

FST Select Shares
Shares sold	657,141,804	1,084,760,680
Reinvestment of distributions	61,255	52,727
Shares redeemed	(706,455,760)	(1,240,859,791)

	(49,252,701)	(156,046,384)

FST Preferred Shares
Shares sold	173,419,443	666,846,127
Reinvestment of distributions	6,579	30,651
Shares redeemed	(190,695,772)	(706,064,007)

	(17,269,750)	(39,187,229)

FST Capital Shares
Shares sold	49,143,949	355,751,578
Reinvestment of distributions	3,250	9,918
Shares redeemed	(73,329,532)	(389,846,762)

	(24,182,333)	(34,085,266)

FST Administration Shares
Shares sold	519,092,811	1,447,974,538
Reinvestment of distributions	10,009	41,052
Shares redeemed	(711,404,638)	(1,660,524,047)

	(192,301,818)	(212,508,457)

FST Premier Shares
Shares sold	9,044,559	10,570,988
Reinvestment of distributions	302	32
Shares redeemed	(9,044,807)	(50)

	54	10,570,970

FST Service Shares
Shares sold	177,994,076	877,442,462
Reinvestment of distributions	1,069	10,397
Shares redeemed	(287,679,623)	(902,472,611)

	(109,684,478)	(25,019,752)

FST Resource Shares
Shares sold	—	2
Reinvestment of distributions	—	—
Shares redeemed	(2)	—

	(2)	2

FST Cash Management Shares
Shares sold	—	—
Reinvestment of distributions	—	—
Shares redeemed	—	—

	—	—

NET INCREASE (DECREASE) IN SHARES	(204,395,422)	3,784,591,708

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Notes to Financial Statements (continued)
February 29, 2012 (Unaudited)

9. SUMMARY OF SHARE TRANSACTIONS (AT $1.00 PER SHARE) (continued)

Share activity is as follows:

	Prime Obligations Fund
	For the
	Six Months Ended	For the
	February 29, 2012	Fiscal Year Ended
	(Unaudited)	August 31, 2011

FST Shares
Shares sold	50,518,313,363	94,047,497,684
Reinvestment of distributions	3,996,247	9,039,844
Shares redeemed	(46,901,933,043)	(99,363,844,983)

	3,620,376,567	(5,307,307,455)

FST Select Shares
Shares sold	537,350,786	374,921,299
Reinvestment of distributions	75,429	93,781
Shares redeemed	(306,227,727)	(330,201,832)

	231,198,488	44,813,248

FST Preferred Shares
Shares sold	2,635,564,995	6,017,618,768
Reinvestment of distributions	9,293	51,870
Shares redeemed	(2,745,240,618)	(5,961,327,151)

	(109,666,330)	56,343,487

FST Capital Shares
Shares sold	852,394,438	2,636,959,649
Reinvestment of distributions	1,805	9,025
Shares redeemed	(818,186,505)	(2,783,600,159)

	34,209,738	(146,631,485)

FST Administration Shares
Shares sold	5,732,154,671	12,402,069,611
Reinvestment of distributions	8,892	26,422
Shares redeemed	(6,685,740,812)	(12,721,206,736)

	(953,577,249)	(319,110,703)

FST Premier Shares
Shares sold	—	—
Reinvestment of distributions	—	—
Shares redeemed	—	—

	—	—

FST Service Shares
Shares sold	2,228,314,515	4,987,894,131
Shares converted from Class B Shares (b)	—	—
Reinvestment of distributions	15,470	43,249
Shares redeemed	(2,199,425,380)	(4,982,930,337)

	28,904,605	5,007,043

FST Class B Shares
Shares sold	871,994	6,613,845
Shares converted to Service Shares (b)	—	—
Reinvestment of distributions	136	417
Shares redeemed	(2,228,276)	(6,679,266)

	(1,356,146)	(65,004)

FST Class C Shares
Shares sold	5,624,484	19,466,695
Reinvestment of distributions	833	2,253
Shares redeemed	(9,269,887)	(16,795,418)

	(3,644,570)	2,673,530

FST Resource Shares
Shares sold	27,402,852	94,527,740
Reinvestment of distributions	4,310	12,179
Shares redeemed	(35,135,147)	(82,070,984)

	(7,727,985)	12,468,935

FST Cash Management Shares
Shares sold	—	—
Reinvestment of distributions	—	—
Shares redeemed	—	—

	—	—

NET INCREASE (DECREASE) IN SHARES	2,838,717,118	(5,651,808,404)

(b)	Class B Shares will automatically convert into Service Shares at the end of the calendar quarter that is eight years after the initial purchase date of either the Fund or another Goldman Sachs Fund.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

9. SUMMARY OF SHARE TRANSACTIONS (AT $1.00 PER SHARE) (continued)

Share activity is as follows:

	Tax-Exempt California Fund
	For the
	Six Months Ended	For the
	February 29, 2012	Fiscal Year Ended
	(Unaudited)	August 31, 2011

FST Shares
Shares sold	67,238,782	118,377,624
Reinvestment of distributions	6,574	11,561
Shares redeemed	(55,127,876)	(113,667,665)

	12,117,480	4,721,520

FST Administration Shares
Shares sold	316,956,235	820,647,263
Reinvestment of distributions	10,495	20,393
Shares redeemed	(297,428,776)	(835,932,330)

	19,537,954	(15,264,674)

FST Service Shares
Shares sold	200	340
Reinvestment of distributions	—	—
Shares redeemed	(200)	(340)

	—	—

FST Cash Management Shares
Shares sold	—	—
Reinvestment of distributions	—	—
Shares redeemed	—	—

	—	—

NET INCREASE (DECREASE) IN SHARES	31,655,434	(10,543,154)

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Notes to Financial Statements (continued)
February 29, 2012 (Unaudited)

9. SUMMARY OF SHARE TRANSACTIONS (AT $1.00 PER SHARE) (continued)

Share activity is as follows:

	Tax-Exempt New York Fund
	For the
	Six Months Ended	For the
	February 29, 2012	Fiscal Year Ended
	(Unaudited)	August 31, 2011

FST Shares
Shares sold	26,561,655	81,076,587
Reinvestment of distributions	1,207	10,770
Shares redeemed	(26,520,809)	(109,982,153)

	42,053	(28,894,796)

FST Administration Shares
Shares sold	200,045,505	452,824,475
Reinvestment of distributions	8,932	35,900
Shares redeemed	(195,667,212)	(439,778,117)

	4,387,225	13,082,258

FST Service Shares
Shares sold	—	—
Reinvestment of distributions	—	—
Shares redeemed	—	—

	—	—

FST Cash Management Shares
Shares sold	—	8
Reinvestment of distributions	—	—
Shares redeemed	—	(8)

	—	—

NET INCREASE (DECREASE) IN SHARES	4,429,278	(15,812,538)

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

9. SUMMARY OF SHARE TRANSACTIONS (AT $1.00 PER SHARE) (continued)

Share activity is as follows:

	Tax-Free Money Market Fund
	For the
	Six Months Ended	For the
	February 29, 2012	Fiscal Year Ended
	(Unaudited)	August 31, 2011

FST Shares
Shares sold	7,169,897,367	25,676,607,268
Reinvestment of distributions	511,948	7,313,126
Shares redeemed	(7,658,255,388)	(28,094,201,078)

	(487,846,073)	(2,410,280,684)

FST Select Shares
Shares sold	91,550,553	103,455,210
Reinvestment of distributions	5,742	43,172
Shares redeemed	(63,110,508)	(111,002,443)

	28,445,787	(7,504,061)

FST Preferred Shares
Shares sold	29,139,010	67,056,989
Reinvestment of distributions	1,228	6,294
Shares redeemed	(31,321,333)	(85,079,087)

	(2,181,095)	(18,015,804)

FST Capital Shares
Shares sold	26,593,262	48,486,256
Reinvestment of distributions	182	600
Shares redeemed	(19,502,364)	(53,947,827)

	7,091,080	(5,460,971)

FST Administration Shares
Shares sold	564,756,075	1,228,639,171
Reinvestment of distributions	2,165	9,373
Shares redeemed	(676,541,474)	(1,165,006,724)

	(111,783,234)	63,641,820

FST Premier Shares
Shares sold	1,026,890,749	2,767,101,958
Reinvestment of distributions	43,067	95,616
Shares redeemed	(1,010,221,238)	(2,747,332,805)

	16,712,578	19,864,769

FST Service Shares
Shares sold	109,724,856	326,918,039
Reinvestment of distributions	1,009	2,848
Shares redeemed	(112,187,355)	(341,545,353)

	(2,461,490)	(14,624,466)

FST Resource Shares
Shares sold	27,061,670	52,511,944
Reinvestment of distributions	2,380	2,463
Shares redeemed	(15,327,102)	(44,332,016)

	11,736,948	8,182,391

FST Cash Management Shares
Shares sold	—	2
Reinvestment of distributions	—	—
Shares redeemed	—	—

	—	2

NET INCREASE (DECREASE) IN SHARES	(540,285,499)	(2,364,197,004)

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Notes to Financial Statements (continued)
February 29, 2012 (Unaudited)

9. SUMMARY OF SHARE TRANSACTIONS (AT $1.00 PER SHARE) (continued)

Share activity is as follows:

	Treasury Instruments Fund
	For the
	Six Months Ended	For the
	February 29, 2012	Fiscal Year Ended
	(Unaudited)	August 31, 2011

FST Shares
Shares sold	35,650,079,538	68,134,691,614
Reinvestment of distributions	95,095	828,031
Shares redeemed	(31,761,982,582)	(63,863,770,878)

	3,888,192,051	4,271,748,767

FST Select Shares
Shares sold	907,201,930	1,467,628,754
Reinvestment of distributions	1,138	17,885
Shares redeemed	(872,883,777)	(1,512,711,410)

	34,319,291	(45,064,771)

FST Preferred Shares
Shares sold	358,279,943	1,173,837,581
Reinvestment of distributions	1,083	15,090
Shares redeemed	(366,302,088)	(1,289,330,964)

	(8,021,062)	(115,478,293)

FST Capital Shares
Shares sold	110,301,001	377,542,777
Reinvestment of distributions	649	6,664
Shares redeemed	(114,612,578)	(317,878,207)

	(4,310,928)	59,671,234

FST Administration Shares
Shares sold	2,975,461,518	4,099,586,759
Reinvestment of distributions	4,647	48,273
Shares redeemed	(2,881,821,844)	(4,246,996,470)

	93,644,321	(147,361,438)

FST Premier Shares
Shares sold	359,381,233	903,206,466
Reinvestment of distributions	2,723	29,491
Shares redeemed	(383,195,084)	(844,159,785)

	(23,811,128)	59,076,172

FST Service Shares
Shares sold	357,996,750	1,009,812,678
Reinvestment of distributions	1,344	13,791
Shares redeemed	(372,431,845)	(1,008,335,505)

	(14,433,751)	1,490,964

FST Resource Shares
Shares sold	—	—
Reinvestment of distributions	—	—
Shares redeemed	—	—

	—	—

FST Cash Management Shares
Shares sold	—	—
Reinvestment of distributions	—	—
Shares redeemed	—	—

	—	—

NET INCREASE (DECREASE) IN SHARES	3,965,578,794	4,084,082,635

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

9. SUMMARY OF SHARE TRANSACTIONS (AT $1.00 PER SHARE) (continued)

Share activity is as follows:

	Treasury Obligations Fund
	For the
	Six Months Ended	For the
	February 29, 2012	Fiscal Year Ended
	(Unaudited)	August 31, 2011

FST Shares
Shares sold	62,986,941,833	59,464,889,628
Reinvestment of distributions	118,716	650,976
Shares redeemed	(62,270,160,304)	(60,128,812,457)

	716,900,245	(663,271,853)

FST Select Shares
Shares sold	301,187,290	585,340,332
Reinvestment of distributions	3,663	17,417
Shares redeemed	(301,697,647)	(587,603,320)

	(506,694)	(2,245,571)

FST Preferred Shares
Shares sold	237,445,689	1,338,390,670
Reinvestment of distributions	3,533	11,282
Shares redeemed	(270,363,251)	(1,403,458,307)

	(32,914,029)	(65,056,355)

FST Capital Shares
Shares sold	177,479,095	363,171,310
Reinvestment of distributions	2,105	6,932
Shares redeemed	(169,565,779)	(443,879,077)

	7,915,421	(80,700,835)

FST Administration Shares
Shares sold	6,172,322,493	14,854,515,365
Reinvestment of distributions	15,874	32,411
Shares redeemed	(6,200,039,154)	(15,054,393,343)

	(27,700,787)	(199,845,567)

FST Premier Shares
Shares sold	54,800,538	139,779,143
Reinvestment of distributions	3,529	9,569
Shares redeemed	(61,589,878)	(143,753,437)

	(6,785,811)	(3,964,725)

FST Service Shares
Shares sold	2,331,049,511	4,883,367,909
Reinvestment of distributions	10,687	28,539
Shares redeemed	(2,496,883,910)	(4,796,790,195)

	(165,823,712)	86,606,253

FST Resource Shares
Shares sold	—	2
Reinvestment of distributions	—	—
Shares redeemed	(1)	(1)

	(1)	1

FST Cash Management Shares
Shares sold	—	—
Reinvestment of distributions	—	—
Shares redeemed	—	—

	—	—

NET INCREASE (DECREASE) IN SHARES	491,084,632	(928,478,652)

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Fund Expenses — Six Month Period Ended February 29, 2012 (Unaudited)

As a shareholder of FST Shares, FST Select Shares, FST Preferred Shares, FST Capital Shares, FST Administration Shares, FST Premier, FST Service, FST Class B, FST Class C, FST Resource or FST Cash Management Shares of a Fund you incur two types of cost: (1) transaction costs, including contingent deferred sales charges (with respect to FST Class B and FST Class C Shares); and (2) ongoing costs, including management fees and distribution, service and/or shareholder administration fees (with respect to all share classes except FST Shares) and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in FST Shares, FST Select Shares, FST Preferred Shares, FST Capital Shares, FST Administration Shares, FST Premier, FST Service, FST Class B, FST Class C, FST Resource or FST Cash Management Shares of the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2011 through February 29, 2012.

Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the column heading entitled “Expenses Paid” to estimate the expenses you paid on your account for this period.

Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual net expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Federal Fund				Government Fund				Money Market Fund
	Beginning	Ending		Expenses	Beginning	Ending		Expenses	Beginning	Ending		Expenses
	Account	Account		Paid for the	Account	Account		Paid for the	Account	Account		Paid for the
	Value	Value		6 months ended	Value	Value		6 months ended	Value	Value		6 months ended
Share Class	9/1/11	2/29/12		2/29/12*	9/1/11	2/29/12		2/29/12*	9/1/11	2/29/12		2/29/12*
FST Shares
Actual	$1,000.00	$1,000.00		$0.50	$1,000.00	$1,000.06		$0.90	$1,000.00	$1,000.83		$0.90
Hypothetical (5% return before expenses)	1,000.00	1,024.41	+	0.50	1,000.00	1,024.01	+	0.91	1,000.00	1,024.01	+	0.91

FST Select Shares
Actual	1,000.00	1,000.00		0.50	1,000.00	1,000.00		0.95	1,000.00	1,000.68		1.05
Hypothetical (5% return before expenses)	1,000.00	1,024.41	+	0.50	1,000.00	1,023.96	+	0.96	1,000.00	1,023.86	+	1.06

FST Preferred Shares
Actual	1,000.00	1,000.00		0.50	1,000.00	1,000.00		0.95	1,000.00	1,000.34		1.40
Hypothetical (5% return before expenses)	1,000.00	1,024.41	+	0.50	1,000.00	1,023.96	+	0.96	1,000.00	1,023.52	+	1.41

FST Capital Shares
Actual	1,000.00	1,000.00		0.50	1,000.00	1,000.00		0.95	1,000.00	1,000.11		1.59
Hypothetical (5% return before expenses)	1,000.00	1,024.41	+	0.50	1,000.00	1,023.96	+	0.96	1,000.00	1,023.32	+	1.61

FST Administration Shares
Actual	1,000.00	1,000.00		0.50	1,000.00	1,000.00		0.95	1,000.00	1,000.00		1.69
Hypothetical (5% return before expenses)	1,000.00	1,024.41	+	0.50	1,000.00	1,023.96	+	0.96	1,000.00	1,023.22	+	1.71

FST Premier Shares
Actual	1,000.00	1,000.00		0.50	1,000.00	1,000.00		0.95	1,000.00	1,000.00		1.69
Hypothetical (5% return before expenses)	1,000.00	1,024.41	+	0.50	1,000.00	1,023.96	+	0.96	1,000.00	1,023.22	+	1.71

FST Service Shares
Actual	1,000.00	1,000.00		0.50	1,000.00	1,000.00		0.95	1,000.00	1,000.00		1.64
Hypothetical (5% return before expenses)	1,000.00	1,024.41	+	0.50	1,000.00	1,023.96	+	0.96	1,000.00	1,023.27	+	1.66

FST Resource Shares
Actual	1,000.00	1,000.00		0.50	1,000.00	1,000.00		0.90	1,000.00	1,000.00		0.90
Hypothetical (5% return before expenses)	1,000.00	1,024.41	+	0.50	1,000.00	1,024.01	+	0.91	1,000.00	1,024.01	+	0.91

FST Cash Management Shares
Actual	1,000.00	1,000.00		0.50	1,000.00	1,000.00		0.90	1,000.00	1,000.00		0.90
Hypothetical (5% return before expenses)	1,000.00	1,024.41	+	0.50	1,000.00	1,024.01	+	0.91	1,000.00	1,024.01	+	0.91

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Fund Expenses — Six Month Period Ended February 29, 2012 (Unaudited) (continued)

	Prime Obligations				Tax-Exempt California				Tax-Exempt New York
	Beginning	Ending		Expenses	Beginning	Ending		Expenses	Beginning	Ending		Expenses
	Account	Account		Paid for the	Account	Account		Paid for the	Account	Account		Paid for the
	Value	Value		6 months ended	Value	Value		6 months ended	Value	Value		6 months ended
Share Class	9/1/11	2/29/12		2/29/12*	9/1/11	2/29/12		2/29/12*	9/1/11	2/29/12		2/29/12*
FST Shares
Actual	$1,000.00	$1,000.51		$0.90	$1,000.00	$1,000.07		$0.60	$1,000.00	$1,000.06		$0.65
Hypothetical (5% return before expenses)	1,000.00	1,024.01	+	0.91	1,000.00	1,024.31	+	0.61	1,000.00	1,024.26	+	0.66

FST Select Shares
Actual	1,000.00	1,000.36		1.05	N/A	N/A		N/A	N/A	N/A		N/A
Hypothetical (5% return before expenses)	1,000.00	1,023.86	+	1.06	N/A	N/A		N/A	N/A	N/A		N/A

FST Preferred Shares
Actual	1,000.00	1,000.06		1.35	N/A	N/A		N/A	N/A	N/A		N/A
Hypothetical (5% return before expenses)	1,000.00	1,023.57	+	1.36	N/A	N/A		N/A	N/A	N/A		N/A

FST Capital Shares
Actual	1,000.00	1,000.00		1.40	N/A	N/A		N/A	N/A	N/A		N/A
Hypothetical (5% return before expenses)	1,000.00	1,023.52	+	1.41	N/A	N/A		N/A	N/A	N/A		N/A

FST Administration Shares
Actual	1,000.00	1,000.00		1.35	1,000.00	1,000.07		0.60	1,000.00	1,000.06		0.65
Hypothetical (5% return before expenses)	1,000.00	1,023.57	+	1.36	1,000.00	1,024.31	+	0.61	1,000.00	1,024.26	+	0.66

FST Premier Shares
Actual	1,000.00	1,000.00		0.90	N/A	N/A		N/A	N/A	N/A		N/A
Hypothetical (5% return before expenses)	1,000.00	1,024.01	+	0.91	N/A	N/A		N/A	N/A	N/A		N/A

FST Service Shares
Actual	1,000.00	1,000.00		1.40	1,000.00	1,000.07		0.60	1,000.00	1,000.06		0.65
Hypothetical (5% return before expenses)	1,000.00	1,023.52	+	1.41	1,000.00	1,024.31	+	0.61	1,000.00	1,024.26	+	0.66

FST Class B Shares
Actual	1,000.00	1,000.00		1.40	N/A	N/A		N/A	N/A	N/A		N/A
Hypothetical (5% return before expenses)	1,000.00	1,023.52	+	1.41	N/A	N/A		N/A	N/A	N/A		N/A

FST Class C Shares
Actual	1,000.00	1,000.00		1.40	N/A	N/A		N/A	N/A	N/A		N/A
Hypothetical (5% return before expenses)	1,000.00	1,023.52	+	1.41	N/A	N/A		N/A	N/A	N/A		N/A

FST Resource Shares
Actual	1,000.00	1,000.00		1.40	N/A	N/A		N/A	N/A	N/A		N/A
Hypothetical (5% return before expenses)	1,000.00	1,023.52	+	1.41	N/A	N/A		N/A	N/A	N/A		N/A

FST Cash Management Shares
Actual	1,000.00	1,000.00		0.90	1,000.00	1,000.07		0.60	1,000.00	1,000.06		0.65
Hypothetical (5% return before expenses)	1,000.00	1,024.01	+	0.91	1,000.00	1,024.31	+	0.61	1,000.00	1,024.26	+	0.66

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Fund Expenses — Six Month Period Ended February 29, 2012 (Unaudited) (continued)

	Tax-Free Money Market Fund				Treasury Instruments Fund				Treasury Obligations Fund
	Beginning	Ending		Expenses	Beginning	Ending		Expenses	Beginning	Ending		Expenses
	Account	Account		Paid for the	Account	Account		Paid for the	Account	Account		Paid for the
	Value	Value		6 months ended	Value	Value		6 months ended	Value	Value		6 months ended
Share Class	9/1/11	2/29/12		2/29/12*	9/1/11	2/29/12		2/29/12*	9/1/11	2/29/12		2/29/12*
FST Shares
Actual	$1,000.00	$1,000.11		$0.85	$1,000.00	$1,000.01		$0.20	$1,000.00	$1,000.00		$0.45
Hypothetical (5% return before expenses)	1,000.00	1,024.06	+	0.86	1,000.00	1,024.71	+	0.20	1,000.00	1,024.46	+	0.45

FST Select Shares
Actual	1,000.00	1,000.08		0.85	1,000.00	1,000.01		0.20	1,000.00	1,000.00		0.45
Hypothetical (5% return before expenses)	1,000.00	1,024.06	+	0.86	1,000.00	1,024.71	+	0.20	1,000.00	1,024.46	+	0.45

FST Preferred Shares
Actual	1,000.00	1,000.08		0.90	1,000.00	1,000.01		0.20	1,000.00	1,000.00		0.45
Hypothetical (5% return before expenses)	1,000.00	1,024.01	+	0.91	1,000.00	1,024.71	+	0.20	1,000.00	1,024.46	+	0.45

FST Capital Shares
Actual	1,000.00	1,000.08		0.85	1,000.00	1,000.01		0.20	1,000.00	1,000.00		0.45
Hypothetical (5% return before expenses)	1,000.00	1,024.06	+	0.86	1,000.00	1,024.71	+	0.20	1,000.00	1,024.46	+	0.45

FST Administration Shares
Actual	1,000.00	1,000.08		0.90	1,000.00	1,000.01		0.20	1,000.00	1,000.00		0.45
Hypothetical (5% return before expenses)	1,000.00	1,024.01	+	0.91	1,000.00	1,024.71	+	0.20	1,000.00	1,024.46	+	0.45

FST Premier Shares
Actual	1,000.00	1,000.08		0.90	1,000.00	1,000.01		0.20	1,000.00	1,000.00		0.45
Hypothetical (5% return before expenses)	1,000.00	1,024.01	+	0.91	1,000.00	1,024.71	+	0.20	1,000.00	1,024.46	+	0.45

FST Service Shares
Actual	1,000.00	1,000.08		0.90	1,000.00	1,000.01		0.20	1,000.00	1,000.00		0.45
Hypothetical (5% return before expenses)	1,000.00	1,024.01	+	0.91	1,000.00	1,024.71	+	0.20	1,000.00	1,024.46	+	0.45

FST Resource Shares
Actual	1,000.00	1,000.08		0.90	1,000.00	1,000.01		0.20	1,000.00	1,000.00		0.45
Hypothetical (5% return before expenses)	1,000.00	1,024.01	+	0.91	1,000.00	1,024.71	+	0.20	1,000.00	1,024.46	+	0.45

FST Cash Management Shares
Actual	1,000.00	1,000.08		0.85	1,000.00	1,000.01		0.20	1,000.00	1,000.00		0.45
Hypothetical (5% return before expenses)	1,000.00	1,024.06	+	0.86	1,000.00	1,024.71	+	0.20	1,000.00	1,024.46	+	0.45

*	Expenses for each share class are calculated using each Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended February 29, 2012. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

	FST	FST Select	FST Preferred	FST Capital	FST Administration	FST Premier	FST Service	FST Class B	FST Class C	FST Resource	FST Cash Management
Fund	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Shares

Federal	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	N/A	N/A	0.10%	0.10%
Government	0.18%	0.19%	0.19%	0.19%	0.19%	0.19%	0.19%	N/A	N/A	0.18%	0.18%
Money Market	0.18%	0.21%	0.28%	0.32%	0.34%	0.34%	0.33%	N/A	N/A	0.18%	0.18%
Prime Obligations	0.18%	0.21%	0.27%	0.28%	0.27%	0.18%	0.28%	0.28%	0.28%	0.28%	0.18%
Tax-Exempt California	0.12%	N/A	N/A	N/A	0.12%	N/A	0.12%	N/A	N/A	N/A	0.12%
Tax-Exempt New York	0.13%	N/A	N/A	N/A	0.13%	N/A	0.13%	N/A	N/A	N/A	0.13%
Tax-Free Money Market	0.17%	0.17%	0.18%	0.17%	0.18%	0.18%	0.18%	N/A	N/A	0.18%	0.17%
Treasury Instruments	0.04%	0.04%	0.04%	0.04%	0.04%	0.04%	0.04%	N/A	N/A	0.04%	0.04%
Treasury Obligations	0.09%	0.09%	0.09%	0.09%	0.09%	0.09%	0.09%	N/A	N/A	0.09%	0.09%

+	Hypothetical expenses are based on each Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

FUNDS PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Investment Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With $705.8 billion in assets under management as of December 31, 2011, Goldman Sachs Asset Management (“GSAM”) has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. GSAM’s assets under management includes assets managed by Goldman Sachs Asset Management, LP and its Investment Advisory Affiliates. Additionally, GSAM ranks in the top 10 asset management firms worldwide, based on assets under management.1

OVERVIEW OF GOLDMAN SACHS FUNDS

Money Market[2]Financial Square Fundssm
■ Financial Square Tax-Exempt Funds
■ Financial Square Federal Fund
■ Financial Square Government Fund
■ Financial Square Money Market Fund
■ Financial Square Prime Obligations Fund
■ Financial Square Treasury Instruments Fund
■ Financial Square Treasury Obligations Fund
Fixed Income
Short Duration and Government
■ Enhanced Income Fund
■ Ultra-Short Duration Govt. Fund
■ Short Duration Government Fund
■ Short Duration Income Fund
■ Government Income Fund
■ Inflation Protected Securities Fund
Multi-Sector
■ Core Fixed Income Fund
■ Core Plus Fixed Income Fund
■ Global Income Fund
■ Strategic Income Fund
Municipal and Tax-Free
■ High Yield Municipal Fund
■ Municipal Income Fund
■ Short Duration Tax-Free Fund
Single Sector
■ Investment Grade Credit Fund
■ U.S. Mortgages Fund
■ High Yield Fund
■ High Yield Floating Rate Fund

■ Emerging Markets Debt Fund
■ Local Emerging Markets Debt Fund
Corporate Credit
■ Credit Strategies Fund
Fundamental Equity
■ Growth and Income Fund
■ Small Cap Value Fund
■ Mid Cap Value Fund
■ Large Cap Value Fund
■ Capital Growth Fund
■ Strategic Growth Fund
■ Focused Growth Fund
■ Small/Mid Cap Growth Fund
■ Flexible Cap Growth Fund
■ Concentrated Growth Fund
■ Technology Tollkeeper Fund
■ Growth Opportunities Fund
■ Rising Dividend Growth Fund
■ U.S. Equity Fund
Structured Equity
■ Balanced Fund
■ Structured Small Cap Equity Fund
■ Structured U.S. Equity Fund
■ Structured Small Cap Growth Fund
■ Structured Large Cap Growth Fund
■ Structured Large Cap Value Fund
■ Structured Small Cap Value Fund
■ Structured Tax-Managed Equity Fund
■ Structured International Tax-Managed Equity Fund
■ U.S. Equity Dividend and Premium Fund
■ International Equity Dividend and Premium Fund

■ Structured International Small Cap Fund
■ Structured International Equity Fund
■ Structured Emerging Markets Equity Fund
Fundamental Equity International
■ Strategic International Equity Fund
■ Concentrated International Equity Fund
■ International Small Cap Fund
■ Asia Equity Fund
■ Emerging Markets Equity Fund
■ BRIC Fund (Brazil, Russia, India, China)
■ N-11 Equity Fund
■ Brazil Equity Fund
■ China Equity Fund
■ Korea Equity Fund
■ India Equity Fund
Select Satellite[3]■ Real Estate Securities Fund
■ International Real Estate Securities Fund
■ Commodity Strategy Fund
■ Dynamic Allocation Fund
■ Absolute Return Tracker Fund
■ Managed Futures Strategy Fund
Total Portfolio Solutions[3]■ Balanced Strategy Portfolio
■ Growth and Income Strategy Portfolio
■ Growth Strategy Portfolio
■ Equity Growth Strategy Portfolio
■ Income Strategies Portfolio
■ Satellite Strategies Portfolio
■ Retirement Strategies Portfolios
■ Enhanced Dividend Global Equity Portfolio
■ Tax Advantaged Global Equity Portfolio

[1]	Ranking for Goldman Sachs Group, Inc., includes Goldman Sachs Asset Management, Private Wealth Management and Merchant Banking 2010 year-end assets. Ranked 10th in total assets worldwide. Pensions & Investments, June 2011.
[2]	An investment in a money market fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.
[3]	Individual Funds within the Total Portfolio Solutions and Select Satellite categories will have various placement on the risk/return spectrum and may have greater or lesser risk than that indicated by the placement of the general Total Portfolio Solutions or Select Satellite category.
Financial Square Fundssm is a registered service mark of Goldman, Sachs & Co.

TRUSTEES Ashok N. Bakhru, Chairman Donald C. Burke John P. Coblentz, Jr. Diana M. Daniels Joseph P. LoRusso James A. McNamara Jessica Palmer Alan A. Shuch Richard P. Strubel	OFFICERS James A. McNamara, President George F. Travers, Principal Financial Officer Peter V. Bonanno, Secretary Scott M. McHugh, Treasurer

GOLDMAN, SACHS & CO. Distributor and Transfer Agent	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

Visit our Web site at www.goldmansachsfunds.com to obtain the most recent month-end returns.

Goldman Sachs Asset Management, L.P. 200 West Street, New York, New York 10282

The reports concerning the Funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds.

Economic and market forecasts presented herein reflect our judgment as of the date of this presentation and are subject to change without notice. These forecasts do not take into account the specific investment objectives, restrictions, tax and financial situation or other needs of any specific client. Actual data will vary and may not be reflected here. These forecasts are subject to high levels of uncertainty that may affect actual performance. Accordingly, these forecasts should be viewed as merely representative of a broad range of possible outcomes. These forecasts are estimated, based on assumptions, and are subject to significant revision and may change materially as economic and market conditions change. Goldman Sachs has no obligation to provide updates or changes to these forecasts. Case studies and examples are for illustrative purposes only.

Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (I) without charge, upon request by calling 1-800-621-2550; and (II) on the Securities and Exchange Commission (“SEC”) Web site at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q will become available on the SEC’s website at http://www.sec.gov within 60 days after the Funds’ first and third fiscal quarters. When available, the Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may also be obtained by calling 1-800-SEC-0330. When available, Form N-Q may be obtained upon request and without charge by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders).

Holdings and allocations shown are as of February 29, 2012 and may not be representative of future investments. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus or summary prospectus, if applicable. Investors should consider a Fund’s objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the Prospectus carefully before investing or sending money. The summary prospectus, if available, and the Prospectus contain this and other information about a Fund and may be obtained from your authorized dealer or from Goldman, Sachs & Co. by calling (retail – 1-800-526-7384) (institutional – 1-800-621-2550).

Financial Square Fundssm is a registered service mark of Goldman, Sachs & Co.

Goldman, Sachs & Co. is the distributor of the Goldman Sachs Funds.

© 2012 Goldman Sachs. All rights reserved. 71575.MF.MED.TMPL/4/2012 FSQSAR12/250k

ITEM 2.	CODE OF ETHICS.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of the Report to Stockholders filed under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1)	The information required by this Item is only required in connection with an annual report on this Form N-CSR.

(a)(2)	Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(b)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Trust

By:	/s/ James A. McNamara

James A. McNamara
President/Principal Executive Officer
Goldman Sachs Trust

Date:	April 19, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James A. McNamara

James A. McNamara
President/Principal Executive Officer
Goldman Sachs Trust

Date:	April 19, 2012

By:	/s/ George F. Travers

George F. Travers
Principal Financial Officer
Goldman Sachs Trust

Date:	April 19, 2012